UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments.

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Schedule of investments
September 30, 2014 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Agency Asset-Backed
Securities – 0.01%
Fannie Mae Grantor Trust
Series 2003-T4 2A5 5.407% 9/26/33	275,098	$299,539
Fannie Mae Whole Loan REMIC Trust
Series 2002-W11 AV1
0.495% 11/25/32 •	2,138	1,957
Total Agency Asset-Backed Securities
(cost $276,032)		301,496

Agency Collateralized Mortgage
Obligations – 1.00%
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	628	701
Series 2002-T4 A3 7.50% 12/25/41	12,119	13,737
Series 2004-T1 1A2 6.50% 1/25/44	9,761	11,064
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	40,551	46,031
Series 2001-50 BA 7.00% 10/25/41	61,646	70,092
Series 2002-90 A1 6.50% 6/25/42	9,038	10,323
Series 2002-90 A2 6.50% 11/25/42	26,387	29,771
Series 2003-26 AT 5.00% 11/25/32	638,944	663,142
Series 2003-38 MP 5.50% 5/25/23	559,815	610,465
Series 2005-110 MB 5.50% 9/25/35	139,261	150,623
Series 2009-94 AC 5.00% 11/25/39	1,309,317	1,428,788
Series 2010-41 PN 4.50% 4/25/40	1,675,000	1,798,241
Series 2010-96 DC 4.00% 9/25/25	3,245,000	3,457,885
Series 2010-116 Z 4.00% 10/25/40	87,990	93,445
Series 2012-122 SD
5.946% 11/25/42 •Σ	2,376,302	527,775
Series 2013-31 MI 3.00% 4/25/33 Σ	7,401,181	1,199,625
Series 2013-44 DI 3.00% 5/25/33 Σ	9,651,988	1,600,981
Series 2014-36 ZE 3.00% 6/25/44	1,606,970	1,342,604
Fannie Mae Whole Loan REMIC Trust
Series 2002-W6 2A1 6.45% 6/25/42 •	23,639	26,914
Series 2004-W11 1A2 6.50% 5/25/44	39,267	45,393
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24	33,567	38,117
Series 2326 ZQ 6.50% 6/15/31	34,580	39,178
Series 2557 WE 5.00% 1/15/18	510,109	536,060
Series 2762 LG 5.00% 9/15/32	20,210	20,200
Series 2809 DC 4.50% 6/15/19	281,830	295,836
Series 3123 HT 5.00% 3/15/26	66,206	70,812
Series 3416 GK 4.00% 7/15/22	3,233	3,282
Series 3656 PM 5.00% 4/15/40	2,540,000	2,793,510
Series 4065 DE 3.00% 6/15/32	350,000	336,708
Series 4185 LI 3.00% 3/15/33 Σ	2,393,571	402,485
Series 4191 CI 3.00% 4/15/33 Σ	987,676	164,012
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN2 M2
1.805% 4/25/24 •	550,000	534,175
Freddie Mac Structured Pass Through
Securities
Series T-54 2A 6.50% 2/25/43 t	14,715	17,293
Series T-58 2A 6.50% 9/25/43 t	5,736	6,498
GNMA
Series 2010-113 KE 4.50% 9/20/40	4,115,000	4,441,887
Total Agency Collateralized Mortgage
Obligations (cost $22,036,127)		22,827,653

Agency Mortgage-Backed
Securities – 16.37%
Fannie Mae
6.50% 8/1/17	4,995	5,200
Fannie Mae ARM
2.162% 6/1/37 •	4,462	4,774
2.277% 10/1/33 •	14,663	14,774
2.344% 11/1/35 •	116,970	125,428
2.42% 5/1/43 •	1,215,124	1,208,193
2.546% 6/1/43 •	422,037	422,356
3.018% 4/1/44 •	852,384	874,040
3.199% 4/1/44 •	2,046,838	2,109,657
3.279% 3/1/44 •	1,824,328	1,892,120
3.292% 9/1/43 •	1,476,012	1,522,389
5.141% 8/1/35 •	22,213	23,793
5.807% 8/1/37 •	161,364	172,332
Fannie Mae Relocation 15 yr
4.00% 9/1/20	65,434	68,913
Fannie Mae Relocation 30 yr
5.00% 11/1/33	2,635	2,879
5.00% 11/1/34	3,825	4,179
5.00% 4/1/35	10,958	11,976
5.00% 10/1/35	28,188	30,782
5.00% 1/1/36	31,876	34,829
5.00% 2/1/36	11,290	12,320
Fannie Mae S.F. 15 yr
2.50% 7/1/27	210,513	212,970
2.50% 10/1/27	1,347,034	1,362,760
2.50% 2/1/28	3,661,734	3,704,482
2.50% 5/1/28	787,841	797,040
3.00% 8/1/27	640,489	661,960
3.00% 11/1/27	108,124	111,749
3.50% 7/1/26	1,076,093	1,134,073
3.50% 12/1/28	375,698	397,211
4.00% 4/1/24	391,942	418,045
4.00% 2/1/25	250,620	267,370
4.00% 5/1/25	727,305	776,179
4.00% 6/1/25	2,649,912	2,827,655
4.00% 11/1/25	2,954,420	3,154,964
4.00% 12/1/26	1,198,257	1,278,836
4.00% 5/1/27	2,487,558	2,654,201
4.00% 8/1/27	1,515,596	1,618,075
4.50% 2/1/24	31,308	33,636

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-1

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed
Securities (continued)
Fannie Mae S.F. 15 yr
4.50% 10/1/24	301,055	$321,281
4.50% 2/1/25	115,656	123,411
4.50% 7/1/25	123,091	131,327
5.00% 5/1/21	122,827	130,953
6.00% 12/1/22	397,500	434,554
Fannie Mae S.F. 15 yr TBA
2.50% 10/1/29	2,870,000	2,886,144
2.50% 11/1/29	2,250,000	2,257,295
3.00% 10/1/29	14,312,000	14,741,360
Fannie Mae S.F. 20 yr
3.00% 2/1/33	166,737	169,929
3.00% 8/1/33	581,723	590,698
3.50% 4/1/33	178,044	185,686
3.50% 9/1/33	818,861	854,009
4.00% 1/1/31	240,303	256,901
4.00% 2/1/31	912,423	975,346
5.00% 11/1/23	78,294	86,354
5.50% 11/1/25	44,440	49,621
5.50% 8/1/28	398,260	444,767
6.00% 9/1/29	719,778	813,642
Fannie Mae S.F. 30 yr
3.00% 7/1/42	1,080,603	1,068,139
3.00% 10/1/42	17,923,605	17,714,031
3.00% 12/1/42	2,874,425	2,840,469
3.00% 1/1/43	7,515,789	7,425,111
3.00% 2/1/43	702,385	693,918
3.00% 4/1/43	4,167,204	4,115,672
3.00% 5/1/43	2,609,648	2,576,926
4.00% 5/1/43	50,932	53,889
4.00% 8/1/43	528,364	558,951
4.00% 7/1/44	3,074,274	3,252,832
4.50% 7/1/36	410,647	443,304
4.50% 11/1/40	1,228,029	1,328,323
4.50% 3/1/41	2,544,777	2,752,362
4.50% 4/1/41	3,142,686	3,399,732
4.50% 10/1/41	1,438,345	1,555,887
4.50% 2/1/44	408,045	441,142
5.00% 5/1/34	2,557	2,828
5.00% 2/1/35	256,664	283,898
5.00% 4/1/35	21,182	23,424
5.00% 7/1/35	546,992	604,683
5.00% 10/1/35	1,300,462	1,437,875
5.00% 11/1/35	375,489	415,357
5.00% 2/1/36	59,017	65,253
5.00% 2/1/37	49,459	54,721
5.00% 4/1/37	316,936	350,199
5.00% 8/1/37	1,070,413	1,183,435
5.00% 2/1/38	374,284	413,913
5.50% 12/1/32	71,124	79,825
5.50% 2/1/33	918,262	1,028,231
5.50% 4/1/34	332,559	373,222
5.50% 8/1/34	51,892	58,178
5.50% 11/1/34	359,414	403,151
5.50% 12/1/34	65,563	73,555
5.50% 1/1/35	912,969	1,023,374
5.50% 3/1/35	221,026	247,521
5.50% 6/1/35	302,882	338,209
5.50% 12/1/35	24,553	27,395
5.50% 1/1/36	230,408	258,194
5.50% 4/1/36	33,737	37,634
5.50% 7/1/36	134,778	151,029
5.50% 11/1/36	24,695	27,581
5.50% 1/1/37	107,953	121,160
5.50% 2/1/37	22,577	25,166
5.50% 7/1/37	2,661,877	2,965,458
5.50% 8/1/37	1,170,216	1,310,619
5.50% 1/1/38	27,614	30,747
5.50% 2/1/38	889,573	996,364
5.50% 3/1/38	801,929	899,532
5.50% 4/1/38	2,815,224	3,132,480
5.50% 5/1/38	42,289	47,055
5.50% 6/1/38	94,297	104,943
5.50% 9/1/38	1,274,996	1,427,150
5.50% 10/1/39	3,472,077	3,863,355
5.50% 7/1/40	975,208	1,085,113
5.50% 9/1/41	408,362	454,936
6.00% 3/1/29	773	873
6.00% 6/1/30	3,205	3,665
6.00% 4/1/35	5,222	5,943
6.00% 1/1/36	3,316	3,745
6.00% 6/1/36	125,693	142,596
6.00% 9/1/36	83,039	94,056
6.00% 11/1/36	10,825	12,225
6.00% 12/1/36	420,029	477,807
6.00% 2/1/37	430,269	487,873
6.00% 5/1/37	1,129,473	1,275,206
6.00% 6/1/37	92,381	105,428
6.00% 7/1/37	83,407	94,571
6.00% 8/1/37	961,275	1,089,330
6.00% 9/1/37	143,746	162,983
6.00% 11/1/37	219,242	249,954
6.00% 5/1/38	2,673,995	3,036,867
6.00% 7/1/38	52,963	59,797
6.00% 8/1/38	162,872	183,886
6.00% 9/1/38	385,459	435,702
6.00% 10/1/38	1,580,349	1,784,989
6.00% 11/1/38	355,652	404,304
6.00% 1/1/39	666,197	752,548
6.00% 7/1/39	21,383	24,142
6.00% 9/1/39	7,332,462	8,286,697

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-2

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Agency Mortgage-Backed
Securities (continued)
Fannie Mae S.F. 30 yr
6.00% 3/1/40	583,274	$659,144
6.00% 7/1/40	2,590,481	2,929,017
6.00% 9/1/40	503,743	570,386
6.00% 11/1/40	221,850	253,903
6.00% 5/1/41	795,381	900,498
6.50% 2/1/36	282,068	327,498
6.50% 3/1/37	462,207	529,876
7.50% 3/1/32	433	506
7.50% 4/1/32	868	1,011
Fannie Mae S.F. 30 yr TBA
3.00% 11/1/44	42,301,000	41,582,213
3.50% 11/1/44	13,331,000	13,586,165
4.00% 10/1/44	10,944,000	11,532,924
4.00% 11/1/44	42,137,000	44,272,819
4.50% 11/1/44	71,034,000	76,442,017
5.00% 11/1/44	7,031,000	7,741,268
Freddie Mac ARM
2.169% 8/1/37 •	3,115	3,309
2.249% 7/1/36 •	85,480	91,718
2.327% 2/1/37 •	212,466	227,136
2.338% 4/1/34 •	1,223	1,301
2.342% 12/1/33 •	31,831	33,978
2.482% 6/1/37 •	273,940	294,078
2.526% 1/1/44 •	3,753,274	3,826,547
6.055% 10/1/37 •	1,909	2,029
6.362% 10/1/37 •	22,770	24,283
Freddie Mac Relocation 30 yr
5.00% 9/1/33	5,544	6,061
Freddie Mac S.F. 15 yr
2.50% 3/1/28	737,658	745,161
3.50% 10/1/26	331,340	349,149
4.00% 5/1/25	223,505	238,583
4.00% 8/1/25	451,561	482,191
4.00% 11/1/26	897,339	953,908
4.50% 5/1/20	271,395	290,522
4.50% 7/1/25	222,344	238,101
4.50% 6/1/26	517,890	553,076
5.00% 6/1/18	81,188	85,716
Freddie Mac S.F. 20 yr
3.50% 1/1/34	1,599,379	1,663,276
Freddie Mac S.F. 30 yr
3.00% 10/1/42	1,273,145	1,263,100
3.00% 11/1/42	1,155,045	1,149,514
4.50% 10/1/39	556,529	600,503
5.00% 3/1/34	15,134	16,940
5.50% 3/1/34	147,496	165,279
5.50% 12/1/34	142,969	160,764
5.50% 6/1/36	92,053	102,720
5.50% 11/1/36	204,477	228,017
5.50% 12/1/36	46,981	52,304
5.50% 6/1/38	116,632	129,905
5.50% 3/1/40	508,605	566,481
5.50% 8/1/40	388,030	431,766
5.50% 1/1/41	530,960	591,000
5.50% 6/1/41	2,398,191	2,668,976
6.00% 2/1/36	761,222	866,756
6.00% 1/1/38	219,250	246,941
6.00% 6/1/38	578,469	652,213
6.00% 8/1/38	872,066	996,330
6.00% 5/1/40	242,361	273,308
6.50% 8/1/38	114,535	129,505
6.50% 4/1/39	932,916	1,054,854
GNMA I S.F. 30 yr
5.00% 6/15/40	307,303	338,229
7.00% 12/15/34	181,072	212,747
Total Agency Mortgage-Backed
Securities (cost $371,817,035)		374,565,576

Agency Obligations – 0.21%
Fannie Mae
2.625% 9/6/24	2,040,000	2,011,052
Tennessee Valley Authority
2.875% 9/15/24	2,650,000	2,635,748
Total Agency Obligations
(cost $4,643,285)		4,646,800

Commercial Mortgage-Backed
Securities – 4.50%
Banc of America Commercial Mortgage
Trust
Series 2007-4 AM 6.015% 2/10/51 •	1,330,000	1,464,589
CD Commercial Mortgage Trust
Series 2005-CD1 AM
5.40% 7/15/44 •	1,120,000	1,161,476
Series 2005-CD1 C 5.40% 7/15/44 •	1,045,000	1,074,158
Citigroup Commercial Mortgage Trust
Series 2014-GC23 AS
3.863% 7/10/47	895,000	910,799
Commercial Mortgage Pass Through
Certificates
Series 2014-CR19 A5
3.796% 8/10/47 t	5,370,000	5,486,631
Series 2014-LC17 A5
3.917% 10/10/47 t	2,380,000	2,474,084
Commercial Mortgage Trust
Series 2005-GG5 A5
5.224% 4/10/37 •	7,280,000	7,455,492

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-3

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Commercial Mortgage-Backed
Securities (continued)
Credit Suisse Commercial Mortgage
Trust
Series 2006-C1 AAB
5.642% 2/15/39 •	17,829	$17,961
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	5,115,000	5,711,061
Series 2011-LC1A C 144A
5.73% 11/10/46 #•	2,000,000	2,229,472
FREMF Mortgage Trust
Series 2011-K702 B 144A
4.936% 4/25/44 #•	545,000	579,719
Series 2012-K19 B 144A
4.176% 5/25/45 #•	390,000	400,095
Series 2012-K708 B 144A
3.891% 2/25/45 #•	4,490,000	4,618,001
Series 2012-K711 B 144A
3.684% 8/25/45 #•	1,800,000	1,823,845
Series 2013-K33 B 144A
3.619% 8/25/46 #•	1,315,000	1,283,080
Series 2013-K712 B 144A
3.484% 5/25/45 #•	5,770,000	5,775,626
Series 2013-K713 B 144A
3.274% 4/25/46 #•	3,190,000	3,152,100
Series 2014-K716 B 144A
3.954% 8/25/47 #•	1,110,000	1,126,718
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4A
4.751% 7/10/39	3,076,845	3,100,543
Goldman Sachs Mortgage Securities
Trust
Series 2006-GG6 A4
5.553% 4/10/38 •	1,815,000	1,891,230
Series 2010-C1 A2 144A
4.592% 8/10/43 #	3,090,000	3,375,535
Series 2010-C1 C 144A
5.635% 8/10/43 #•	1,010,000	1,096,618
Grace Mortgage Trust
Series 2014-GRCE A 144A
3.369% 6/10/28 #	6,255,000	6,412,745
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	3,490,000	3,502,089
Series 2013-HLT BFX 144A
3.367% 11/5/30 #	4,245,000	4,313,166
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C18 A1 1.254% 2/15/47	1,368,559	1,361,096
Series 2014-C21 AS 3.997% 8/15/47	845,000	861,429
Series 2014-C22 A4 3.801% 9/15/47	2,765,000	2,836,785
Series 2014-C22 B 4.714% 9/15/47 •	1,800,000	1,869,095
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2005-CB11 E
5.647% 8/12/37 •	600,000	641,455
Series 2005-LDP5 D
5.559% 12/15/44 •	1,110,000	1,145,141
Series 2006-LDP8 AM 5.44% 5/15/45	4,004,000	4,289,669
Series 2011-C5 C 144A
5.50% 8/15/46 #•	1,100,000	1,208,805
Series 2012-LC9 AS 144A
3.353% 12/15/47 #	770,000	763,986
Lehman Brothers-UBS Commercial
Mortgage Trust
Series 2004-C1 A4 4.568% 1/15/31	125,849	129,209
Series 2005-C3 B 4.895% 7/15/40 •	700,000	710,884
Series 2006-C6 AJ 5.452% 9/15/39 •	1,930,000	2,039,850
Series 2006-C6 AM 5.413% 9/15/39	800,000	860,430
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2014-C18 A4
3.923% 10/15/47	1,635,000	1,692,225
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.38% 11/14/42 •	1,650,000	1,702,774
Series 2005-HQ7 C 5.38% 11/14/42 •	3,465,000	3,425,295
Series 2006-T21 AM
5.204% 10/12/52 •	1,570,000	1,640,838
Series 2006-T21 B 144A
5.457% 10/12/52 #•	800,000	836,246
TimberStar Trust
Series 2006-1A A 144A
5.668% 10/15/36 #	1,510,000	1,622,416
VNDO Mortgage Trust
Series 2012-6AVE A 144A
2.996% 11/15/30 #	1,545,000	1,519,089
WFRBS Commercial Mortgage Trust
Series 2014-C23 A5
3.917% 10/15/57	1,430,000	1,472,829
Total Commercial Mortgage-Backed
Securities (cost $103,314,389)		103,066,379

Convertible Bonds – 1.57%
Alaska Communications Systems Group
6.25% exercise price $10.28,
expiration date 4/27/18	1,374,000	1,112,940
Alere 3.00% exercise price $43.98,
expiration date 5/15/16	304,000	323,190

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-4

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Convertible Bonds (continued)
Ares Capital 5.75% exercise price
$19.13, expiration date 2/1/16	453,000	$473,951
BGC Partners 4.50% exercise price
$9.84, expiration date 7/13/16	996,000	1,053,270
BioMarin Pharmaceutical 1.50% exercise
price $94.15, expiration date
10/13/20	695,000	764,500
Blackstone Mortgage Trust 5.25%
exercise price $28.66, expiration date
12/1/18	1,215,000	1,275,750
Blucora 144A 4.25% exercise price
$21.66, expiration date 3/29/19 #	652,000	656,890
Campus Crest Communities Operating
Partnership 144A 4.75% exercise price
$12.56, expiration date 10/11/18 #	675,000	642,937
Cardtronics 144A 1.00% exercise price
$52.35, expiration date 11/27/20 #	1,188,000	1,141,971
Chesapeake Energy 2.25% exercise
price $80.36, expiration date
12/14/38	603,000	578,503
Ciena 144A 3.75% exercise price
$20.17, expiration date 10/15/18 #	661,000	773,370
Energy XXI Bermuda 144A 3.00%
exercise price $40.40, expiration date
12/13/18 #	1,110,000	911,587
Equinix 4.75% exercise price $84.32,
expiration date 6/13/16	155,000	399,513
General Cable 4.50% exercise price
$35.33, expiration date 11/15/29 ϕ	1,348,000	941,915
Gilead Sciences 1.625% exercise price
$22.71, expiration date 4/29/16	435,000	2,031,996
Hologic 2.00% exercise price $31.17,
expiration date 2/27/42 ϕ	905,000	955,341
Illumina 0.25% exercise price $83.55,
expiration date 3/11/16	278,000	552,874
Intel 3.25% exercise price $21.71,
expiration date 8/1/39	448,000	752,082
j2 Global 3.25% exercise price $69.37,
expiration date 6/14/29	1,146,000	1,148,149
Jefferies Group 3.875% exercise price
$45.19, expiration date 10/31/29	787,000	835,204
Lexington Realty Trust 144A 6.00%
exercise price $6.68, expiration date
1/11/30 #	348,000	502,860
Liberty Interactive 0.75% exercise price
$1,000.00, expiration date 3/30/43	1,190,000	1,581,956
Liberty Interactive 144A 1.00% exercise
price $74.31, expiration date
9/28/43 #	1,002,000	1,030,807
Meritor 4.00% exercise price $26.73,
expiration date 2/12/27 ϕ	1,420,000	1,464,375
MGM Resorts International 4.25%
exercise price $18.58, expiration date
4/10/15	586,000	739,459
Mylan 3.75% exercise price $13.32,
expiration date 9/15/15	310,000	1,060,587
Novellus Systems 2.625% exercise price
$35.02, expiration date 5/14/41	648,000	1,415,475
NuVasive 2.75% exercise price $42.13,
expiration date 6/30/17	1,607,000	1,791,805
Peabody Energy 4.75% exercise price
$57.62, expiration date 12/15/41	951,000	656,190
RTI International Metals 1.625% exercise
price $40.72, expiration date
10/10/19	832,000	799,760
SanDisk 1.50% exercise price $51.53,
expiration date 8/11/17	578,000	1,114,456
SBA Communications 4.00% exercise
price $30.38, expiration date 9/29/14	302,000	1,096,834
Spirit Realty Capital 3.75% exercise
price $13.10, expiration date 5/13/21	742,000	721,599
Titan Machinery 3.75% exercise price
$43.17, expiration date 4/30/19	838,000	644,736
TPG Specialty Lending 144A 4.50%
exercise price $25.83, expiration date
12/15/19 #	866,000	841,644
Vantage Drilling 144A 5.50% exercise
price $2.39, expiration date 7/15/43 #	1,167,000	1,142,931
Vector Group 1.75% exercise price
$25.87, expiration date 4/15/20	785,000	882,144
Vector Group 2.50% exercise price
$16.78, expiration date 1/14/19 •	352,000	511,431
VeriSign 3.25% exercise price $34.37,
expiration date 8/15/37	407,000	686,049
Total Convertible Bonds
(cost $32,178,337)		36,011,031

Corporate Bonds – 51.54%
Automotive – 0.38%
American Axle & Manufacturing
6.25% 3/15/21	1,146,000	1,197,570
Chassix 144A 9.25% 8/1/18 #	215,000	213,387
Delphi 5.00% 2/15/23	480,000	515,280
Ford Motor 7.45% 7/16/31	2,320,000	3,071,241
Gates Global 144A 6.00% 7/15/22 #	2,235,000	2,112,075
Meritor 6.75% 6/15/21	516,000	539,220
TRW Automotive 144A 4.50% 3/1/21 #	1,000,000	1,015,000
		8,663,773

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-5

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Banking – 7.82%
Abbey National Treasury Services
2.35% 9/10/19		3,900,000	$3,854,557
ANZ New Zealand International 144A
2.60% 9/23/19 #		500,000	501,789
Australia & New Zealand Banking Group
2.625% 12/10/18	CAD	896,000	813,149
3.517% 11/6/18 •	AUD	1,073,000	949,614
Banco de Costa Rica 144A
5.25% 8/12/18 #		2,025,000	2,070,563
Banco Santander Mexico 144A
5.95% 1/30/24 #•		2,055,000	2,173,163
Bancolombia 5.95% 6/3/21		1,195,000	1,317,487
Bank of America
4.20% 8/26/24		8,545,000	8,481,306
6.25% 9/29/49 •		5,215,000	5,206,849
Bank of Georgia 144A 7.75% 7/5/17 #		315,000	337,604
Barclays 4.375% 9/11/24		3,540,000	3,436,384
Barclays Bank 7.625% 11/21/22		2,135,000	2,298,327
BB&T 5.25% 11/1/19		10,852,000	12,190,803
BBVA Banco Continental 144A
5.25% 9/22/29 #•		965,000	972,141
BBVA Bancomer 144A 6.50% 3/10/21 #		2,530,000	2,770,350
Branch Banking & Trust
3.80% 10/30/26		3,970,000	3,961,155
City National 5.25% 9/15/20		2,075,000	2,310,784
Cooperatieve Centrale Raiffeisen-
Boerenleenbank
2.50% 9/4/20	NOK	5,290,000	825,966
3.662% 3/22/17 •	AUD	1,000,000	885,665
4.625% 12/1/23		3,000,000	3,113,835
4.875% 1/20/20	AUD	502,000	454,675
Credit Suisse
3.625% 9/9/24		1,080,000	1,066,859
144A 6.50% 8/8/23 #		2,520,000	2,746,926
Credit Suisse Group
144A 6.25% 12/29/49 #•		845,000	820,073
144A 7.50% 12/29/49 #•		1,510,000	1,589,275
Export-Import Bank of China
144A 2.50% 7/31/19 #		2,160,000	2,140,739
144A 3.625% 7/31/24 #		2,240,000	2,212,912
Export-Import Bank of Korea 144A
3.00% 5/22/18 #	NOK	1,100,000	174,798
Goldman Sachs Group
3.55% 2/12/21	CAD	800,000	730,941
3.925% 8/21/19 •	AUD	550,000	488,178
4.325% 8/8/18 •	AUD	580,000	522,595
HBOS 144A 6.75% 5/21/18 #		2,605,000	2,951,465
HSBC Holdings
5.625% 12/29/49 •		1,590,000	1,580,857
6.375% 12/29/49 •		2,865,000	2,865,000
HSBC New Zealand 4.58% 12/10/18 •	NZD	1,200,000	945,661
ING Bank 144A 5.80% 9/25/23 #		4,015,000	4,430,408
JPMorgan Chase
0.865% 1/28/19 •		1,124,000	1,133,327
3.50% 12/18/26	GBP	264,000	428,012
3.685% 5/17/18 •	AUD	810,000	716,682
3.875% 9/10/24		3,005,000	2,949,537
4.25% 11/2/18	NZD	1,840,000	1,411,265
6.75% 1/29/49 •		5,055,000	5,335,553
KeyBank 6.95% 2/1/28		4,255,000	5,453,387
Lloyds Banking Group 7.50% 4/30/49 •		3,295,000	3,402,087
Magyar Export-Import Bank 144A
4.00% 1/30/20 #		640,000	636,320
Morgan Stanley
1.083% 1/24/19 •		1,126,000	1,140,059
3.125% 8/5/21	CAD	972,000	860,474
4.35% 9/8/26		5,780,000	5,693,762
5.00% 9/30/21	AUD	1,087,000	956,957
7.60% 8/8/17	NZD	1,198,000	994,474
National City Bank 0.603% 6/7/17 •		1,905,000	1,898,914
Northern Trust 3.95% 10/30/25		1,375,000	1,426,534
Oversea-Chinese Banking 144A
4.00% 10/15/24 #•		3,180,000	3,216,039
PNC Bank 6.875% 4/1/18		5,710,000	6,619,232
PNC Preferred Funding Trust II 144A
1.457% 3/29/49 #•		3,700,000	3,593,625
Royal Bank of Scotland Group
5.125% 5/28/24		2,210,000	2,175,544
Santander Holdings USA
3.45% 8/27/18		1,650,000	1,721,872
Santander UK 144A 5.00% 11/7/23 #		4,190,000	4,404,000
Siam Commercial Bank 144A
3.50% 4/7/19 #		1,860,000	1,900,922
State Street 3.10% 5/15/23		2,920,000	2,837,341
SunTrust Bank
0.525% 8/24/15 •		1,965,000	1,963,625
2.35% 11/1/18		685,000	687,306
SVB Financial Group 5.375% 9/15/20		920,000	1,031,800
Turkiye Garanti Bankasi 144A
4.75% 10/17/19 #		2,947,000	2,949,947
U.S. Bancorp 3.60% 9/11/24		2,140,000	2,119,178
U.S. Bank North America
4.95% 10/30/14		1,755,000	1,761,139
USB Capital IX 3.50% 10/29/49 •		7,185,000	6,143,175
USB Realty 144A 1.381% 12/29/49 #•		300,000	278,625
Wells Fargo
3.50% 9/12/29	GBP	654,000	1,032,507
4.10% 6/3/26		8,025,000	8,007,827
5.90% 12/29/49 •		1,730,000	1,766,763
Woori Bank
144A 2.875% 10/2/18 #		1,600,000	1,632,118
144A 4.75% 4/30/24 #		2,000,000	2,026,752

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-6

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Banking (continued)
Zions Bancorp 4.50% 6/13/23	2,230,000	$2,339,025
		178,838,559
Basic Industry – 4.64%
AK Steel 7.625% 5/15/20	725,000	719,563
ArcelorMittal
6.125% 6/1/18	1,655,000	1,758,437
10.35% 6/1/19	2,685,000	3,285,769
Axalta Coating System 144A
7.375% 5/1/21 #	1,065,000	1,147,537
Braskem Finance 6.45% 2/3/24	2,245,000	2,340,413
Celanese U.S. Holdings
4.625% 11/15/22	2,085,000	2,053,725
CF Industries
5.15% 3/15/34	1,855,000	1,960,809
5.375% 3/15/44	2,425,000	2,547,302
6.875% 5/1/18	4,115,000	4,769,668
7.125% 5/1/20	1,165,000	1,407,091
Dow Chemical
3.50% 10/1/24	1,665,000	1,627,426
4.25% 10/1/34	3,520,000	3,400,496
8.55% 5/15/19	9,161,000	11,525,234
Eastman Chemical 4.65% 10/15/44	855,000	817,786
Fibria Overseas Finance 5.25% 5/12/24	1,670,000	1,651,213
FMG Resources August 2006 144A
6.875% 4/1/22 #	6,779,000	6,923,054
Georgia-Pacific 8.00% 1/15/24	5,210,000	6,988,955
Gerdau Holdings 144A 7.00% 1/20/20 #	1,595,000	1,802,350
HD Supply
7.50% 7/15/20	598,000	623,415
11.50% 7/15/20	1,210,000	1,399,063
International Paper
3.65% 6/15/24	2,405,000	2,338,177
4.80% 6/15/44	25,000	24,307
6.00% 11/15/41	2,120,000	2,420,008
LSB Industries 7.75% 8/1/19	250,000	266,250
MMC Finance 144A 5.55% 10/28/20 #	962,000	959,595
Monsanto 4.40% 7/15/44	9,850,000	9,801,952
Mosaic 5.625% 11/15/43	6,435,000	7,209,034
Nortek 8.50% 4/15/21	1,452,000	1,568,160
Novelis 8.75% 12/15/20	1,440,000	1,546,200
OCP
144A 5.625% 4/25/24 #	2,560,000	2,669,312
144A 6.875% 4/25/44 #	1,850,000	2,002,995
Phosagro 144A 4.204% 2/13/18 #	2,080,000	2,017,600
Plains Exploration & Production
6.50% 11/15/20	1,115,000	1,223,846
PolyOne 5.25% 3/15/23	802,000	781,950
Rock-Tenn
3.50% 3/1/20	2,525,000	2,570,286
4.00% 3/1/23	1,085,000	1,103,332
Rockwood Specialties Group
4.625% 10/15/20	945,000	979,256
Ryerson
9.00% 10/15/17	827,000	874,553
11.25% 10/15/18	228,000	251,940
TPC Group 144A 8.75% 12/15/20 #	645,000	688,537
Vedanta Resources 144A
6.00% 1/31/19 #	1,565,000	1,588,475
Weyerhaeuser 4.625% 9/15/23	2,530,000	2,684,537
Yamana Gold 144A 4.95% 7/15/24 #	1,890,000	1,885,048
		106,204,656
Brokerage – 0.51%
Jefferies Group
5.125% 1/20/23	1,540,000	1,639,635
6.45% 6/8/27	893,000	1,005,000
6.50% 1/20/43	585,000	648,610
Lazard Group
4.25% 11/14/20	215,000	225,067
6.85% 6/15/17	4,889,000	5,511,947
SUAM Finance 144A 4.875% 4/17/24 #	2,575,000	2,626,500
		11,656,759
Capital Goods – 1.62%
Accudyne Industries 144A
7.75% 12/15/20 #	300,000	312,750
Ball
4.00% 11/15/23	1,849,000	1,728,815
5.00% 3/15/22	820,000	828,200
Berry Plastics 5.50% 5/15/22	675,000	650,531
BWAY Holding 144A 9.125% 8/15/21 #	2,300,000	2,323,000
Cemex
144A 5.70% 1/11/25 #	575,000	555,450
144A 5.875% 3/25/19 #	570,000	574,275
144A 7.25% 1/15/21 #	1,340,000	1,420,400
144A 9.50% 6/15/18 #	1,150,000	1,286,217
Consolidated Container 144A
10.125% 7/15/20 #	665,000	628,425
Crane
2.75% 12/15/18	605,000	616,400
4.45% 12/15/23	2,790,000	2,930,189
Ingersoll-Rand Global Holding
4.25% 6/15/23	4,325,000	4,543,828
Metalloinvest Finance 144A
5.625% 4/17/20 #	1,865,000	1,708,806
Milacron 144A 7.75% 2/15/21 #	812,000	858,690
OAS Finance 144A 8.00% 7/2/21 #	720,000	693,000
OAS Investments 144A
8.25% 10/19/19 #	2,050,000	2,016,605
Plastipak Holdings 144A
6.50% 10/1/21 #	1,027,000	1,047,540
Reynolds Group Issuer 8.25% 2/15/21	4,950,000	5,259,375

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-7

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
TransDigm
144A 6.00% 7/15/22 #		1,042,000	$1,030,277
144A 6.50% 7/15/24 #		595,000	593,513
7.50% 7/15/21		925,000	992,063
URS
3.85% 4/1/17		370,000	382,108
5.00% 4/1/22		1,360,000	1,380,471
Votorantim Cimentos 144A
7.25% 4/5/41 #		2,600,000	2,697,500
			37,058,428
Communications – 7.65%
America Movil 5.00% 3/30/20		2,720,000	2,990,123
American Tower Trust I
144A 1.551% 3/15/43 #		955,000	940,271
144A 3.07% 3/15/23 #		2,430,000	2,392,870
AT&T 4.80% 6/15/44		7,510,000	7,428,321
Bell Canada 3.35% 3/22/23	CAD	773,000	682,153
Bharti Airtel International Netherlands
144A 5.35% 5/20/24 #		2,615,000	2,799,593
Brasil Telecom 144A 5.75% 2/10/22 #		1,286,000	1,215,399
British Sky Broadcasting Group 144A
3.75% 9/16/24 #		3,715,000	3,714,094
CC Holdings GS V 3.849% 4/15/23		1,710,000	1,685,051
CenturyLink
5.80% 3/15/22		4,175,000	4,300,250
6.75% 12/1/23		972,000	1,046,115
Columbus International 144A
7.375% 3/30/21 #		3,470,000	3,621,813
Comcast
3.375% 2/15/25		9,330,000	9,222,808
4.20% 8/15/34		1,580,000	1,571,672
4.75% 3/1/44		715,000	757,361
Comcel Trust 144A 6.875% 2/6/24 #		870,000	920,025
Crown Castle Towers 144A
4.883% 8/15/20 #		9,630,000	10,638,222
Deutsche Telekom International Finance
6.50% 4/8/22	GBP	416,000	821,255
Digicel Group 144A 8.25% 9/30/20 #		3,770,000	3,902,327
DIRECTV Holdings
4.45% 4/1/24		6,495,000	6,777,344
5.15% 3/15/42		585,000	593,694
ENTEL Chile 144A 4.875% 10/30/24 #		2,950,000	3,030,854
Equinix
4.875% 4/1/20		714,000	710,430
5.375% 4/1/23		1,246,000	1,239,770
Grupo Televisa 5.00% 5/13/45		1,680,000	1,668,055
Historic TW 6.875% 6/15/18		5,790,000	6,768,383
Hughes Satellite Systems
7.625% 6/15/21		515,000	563,925
Intelsat Luxembourg
7.75% 6/1/21		1,525,000	1,559,313
Intelsat Luxembourg
8.125% 6/1/23		8,664,000	9,075,540
Level 3 Escrow II 144A
5.375% 8/15/22 #		3,464,000	3,420,700
MetroPCS Wireless 6.625% 11/15/20		675,000	696,094
Millicom International Cellular 144A
6.625% 10/15/21 #		1,760,000	1,834,800
MTS International Funding 144A
8.625% 6/22/20 #		2,880,000	3,067,200
SBA Tower Trust 144A 2.24% 4/16/18 #		1,800,000	1,777,237
SES 144A 3.60% 4/4/23 #		4,500,000	4,547,421
SES Global Americas Holdings 144A
5.30% 3/25/44 #		4,365,000	4,629,266
Sprint
144A 7.125% 6/15/24 #		1,924,000	1,945,645
144A 7.25% 9/15/21 #		1,995,000	2,082,281
144A 7.875% 9/15/23 #		1,190,000	1,264,375
Sprint Capital 6.90% 5/1/19		525,000	554,531
Telefonica Emisiones 4.57% 4/27/23		5,735,000	5,998,460
Telemar Norte Leste 144A
5.50% 10/23/20 #		1,810,000	1,776,153
Time Warner 3.55% 6/1/24		3,700,000	3,654,298
Time Warner Cable
4.00% 9/1/21		1,665,000	1,754,585
8.25% 4/1/19		5,280,000	6,582,476
T-Mobile USA
6.125% 1/15/22		1,399,000	1,411,241
6.836% 4/28/23		1,860,000	1,918,125
Turk Telekomunikasyon AS 144A
3.75% 6/19/19 #		2,260,000	2,210,585
Verizon Communications
3.25% 2/17/26	EUR	971,000	1,375,666
144A 4.862% 8/21/46 #		7,265,000	7,303,243
5.15% 9/15/23		1,865,000	2,066,741
6.55% 9/15/43		1,406,000	1,759,196
Viacom 5.25% 4/1/44		6,860,000	7,116,585
Vimpel Communications 144A
7.748% 2/2/21 #		2,158,000	2,233,530
VTR Finance 144A 6.875% 1/15/24 #		3,130,000	3,247,375
Wind Acquisition Finance 144A
7.375% 4/23/21 #		1,215,000	1,224,113
Windstream
7.50% 4/1/23		325,000	334,750
7.75% 10/1/21		640,000	684,800
WPP Finance 2010 5.625% 11/15/43		1,990,000	2,170,131
Zayo Group 10.125% 7/1/20		1,590,000	1,798,687
			175,077,321
Consumer Cyclical – 3.20%
Bed Bath & Beyond
4.915% 8/1/34		2,505,000	2,497,159
5.165% 8/1/44		1,950,000	1,913,658

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-8

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Chinos Intermediate Holdings PIK 144A
7.75% 5/1/19 #T		1,038,000	$986,100
Daimler 2.75% 12/10/18	NOK	5,560,000	898,518
Delphi
4.15% 3/15/24		2,830,000	2,892,484
6.125% 5/15/21		1,895,000	2,084,500
Expedia 4.50% 8/15/24		1,680,000	1,668,329
Ford Motor Credit
3.664% 9/8/24		1,645,000	1,614,212
5.875% 8/2/21		1,745,000	2,009,312
General Motors 3.50% 10/2/18		1,865,000	1,904,631
General Motors Financial
3.00% 9/25/17		1,550,000	1,567,437
4.375% 9/25/21		1,810,000	1,852,987
Host Hotels & Resorts
3.75% 10/15/23		2,500,000	2,476,763
4.75% 3/1/23		2,105,000	2,237,716
5.875% 6/15/19		920,000	974,963
Hyundai Capital America
144A 2.125% 10/2/17 #		1,570,000	1,590,163
144A 2.55% 2/6/19 #		685,000	691,096
International Game Technology
5.35% 10/15/23		3,475,000	3,579,952
Landry’s 144A 9.375% 5/1/20 #		1,449,000	1,539,563
Levi Strauss 6.875% 5/1/22		1,422,000	1,493,100
Magna International 3.625% 6/15/24		3,405,000	3,390,314
Marriott International 3.375% 10/15/20		1,670,000	1,715,880
Netflix 144A 5.75% 3/1/24 #		1,464,000	1,515,240
PF Chang’s China Bistro 144A
10.25% 6/30/20 #		391,000	390,023
QVC
4.375% 3/15/23		3,675,000	3,672,920
144A 5.45% 8/15/34 #		2,840,000	2,797,806
Sally Holdings 5.75% 6/1/22		957,000	980,925
Signet UK Finance 4.70% 6/15/24		3,115,000	3,138,185
Starwood Hotels & Resorts Worldwide
3.75% 3/15/25		1,730,000	1,708,199
4.50% 10/1/34		1,075,000	1,048,749
Target 2.30% 6/26/19		1,325,000	1,328,422
Tenedora Nemak 144A 5.50% 2/28/23 #		2,885,000	2,971,550
Toyota Finance Australia
2.25% 8/31/16	NOK	1,230,000	193,228
3.04% 12/20/16	NZD	2,070,000	1,559,185
TRW Automotive 144A 4.45% 12/1/23 #		4,310,000	4,363,875
Tupy Overseas 144A 6.625% 7/17/24 #		2,350,000	2,402,875
Volkswagen Financial Services
2.25% 5/15/17	NOK	680,000	106,644
Volvo Treasury 1.751% 3/1/17 •	SEK	3,500,000	493,500
Wyndham Worldwide
4.25% 3/1/22		1,045,000	1,059,656
5.625% 3/1/21		1,630,000	1,812,211
			73,122,030
Consumer Non-Cyclical – 3.44%
Amgen
3.625% 5/22/24		2,020,000	2,005,678
4.00% 9/13/29	GBP	341,000	555,121
Boston Scientific
2.65% 10/1/18		1,395,000	1,409,981
6.00% 1/15/20		2,830,000	3,230,247
BRF
144A 3.95% 5/22/23 #		700,000	660,415
144A 5.875% 6/6/22 #		1,300,000	1,407,250
CareFusion 6.375% 8/1/19		3,600,000	4,156,970
Celgene
3.25% 8/15/22		1,575,000	1,567,081
3.95% 10/15/20		2,295,000	2,434,483
4.625% 5/15/44		1,755,000	1,728,696
Cosan Luxembourg 144A
5.00% 3/14/23 #		1,585,000	1,525,563
DP World 144A 6.85% 7/2/37 #		1,370,000	1,543,031
ENA Norte Trust 144A 4.95% 4/25/23 #		1,339,199	1,385,977
Express Scripts Holding
2.25% 6/15/19		1,845,000	1,821,166
3.50% 6/15/24		4,220,000	4,140,474
Forest Laboratories 144A
4.375% 2/1/19 #		2,280,000	2,402,203
Gilead Sciences 3.70% 4/1/24		3,365,000	3,443,849
JBS Investments 144A
7.75% 10/28/20 #		3,705,000	3,955,087
Kimberly-Clark de Mexico 144A
3.80% 4/8/24 #		230,000	235,973
McKesson 3.796% 3/15/24		4,335,000	4,379,828
Minerva Luxembourg 144A
7.75% 1/31/23 #		915,000	933,757
Pernod-Ricard 144A 5.75% 4/7/21 #		3,815,000	4,350,748
Perrigo
144A 4.00% 11/15/23 #		3,685,000	3,755,962
144A 5.30% 11/15/43 #		835,000	905,146
Prestige Brands 144A
5.375% 12/15/21 #		1,333,000	1,259,685
Quest Diagnostics 2.70% 4/1/19		1,285,000	1,292,768
Smithfield Foods 6.625% 8/15/22		710,000	752,600
Spectrum Brands 6.375% 11/15/20		1,010,000	1,057,975
Sysco
3.50% 10/2/24		1,990,000	1,999,560
4.35% 10/2/34		2,880,000	2,931,463
Thermo Fisher Scientific
2.40% 2/1/19		2,535,000	2,541,520
4.15% 2/1/24		1,985,000	2,059,160
Zimmer Holdings
3.375% 11/30/21		2,750,000	2,801,403
4.625% 11/30/19		3,645,000	3,981,386
Zoetis 3.25% 2/1/23		4,125,000	4,041,345
			78,653,551

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-9

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Electric – 4.16%
AES Gener
144A 5.25% 8/15/21 #		1,250,000	$1,323,453
144A 8.375% 12/18/73 #•		1,620,000	1,830,600
Ameren Illinois 9.75% 11/15/18		5,900,000	7,634,913
American Transmission Systems 144A
5.25% 1/15/22 #		5,410,000	6,001,713
Berkshire Hathaway Energy
3.75% 11/15/23		3,405,000	3,499,598
CenterPoint Energy 5.95% 2/1/17		100,000	110,355
Cleveland Electric Illuminating
5.50% 8/15/24		365,000	421,073
CMS Energy 6.25% 2/1/20		1,730,000	2,029,475
ComEd Financing III 6.35% 3/15/33		2,055,000	2,121,787
Duquesne Light Holdings
5.50% 8/15/15		1,076,000	1,117,510
Enel 144A 8.75% 9/24/73 #•		4,642,000	5,402,360
Entergy Arkansas 3.70% 6/1/24		895,000	921,928
Entergy Louisiana 4.05% 9/1/23		4,045,000	4,328,195
Exelon Generation 4.25% 6/15/22		4,235,000	4,371,625
Great Plains Energy
4.85% 6/1/21		1,695,000	1,869,771
5.292% 6/15/22		1,835,000	2,090,661
Indiana Michigan Power 3.20% 3/15/23		1,455,000	1,451,480
Integrys Energy Group 6.11% 12/1/66 •		3,280,000	3,346,623
IPALCO Enterprises 5.00% 5/1/18		1,390,000	1,471,663
ITC Holdings 3.65% 6/15/24		3,130,000	3,126,607
LG&E & KU Energy
3.75% 11/15/20		2,660,000	2,767,206
4.375% 10/1/21		3,765,000	4,056,720
Metropolitan Edison 144A
4.00% 4/15/25 #		2,270,000	2,275,641
National Rural Utilities Cooperative
Finance 4.75% 4/30/43 •		2,840,000	2,815,150
NextEra Energy Capital Holdings
2.40% 9/15/19		2,880,000	2,864,938
3.625% 6/15/23		1,320,000	1,338,913
NV Energy 6.25% 11/15/20		2,875,000	3,385,476
Pennsylvania Electric 5.20% 4/1/20		3,235,000	3,579,075
Perusahaan Listrik Negara PT 144A
5.50% 11/22/21 #		2,560,000	2,681,600
Public Service New Hampshire
3.50% 11/1/23		1,590,000	1,643,449
Public Service of Oklahoma
5.15% 12/1/19		3,700,000	4,132,856
Puget Energy 6.00% 9/1/21		1,080,000	1,257,661
SCANA 4.125% 2/1/22		2,300,000	2,376,657
Transelec 144A 4.25% 1/14/25 #		1,770,000	1,761,019
Wisconsin Energy 6.25% 5/15/67 •		3,660,000	3,790,376
			95,198,127
Energy – 7.02%
AmeriGas Finance 7.00% 5/20/22		1,678,000	1,766,095
Anadarko Petroleum 3.45% 7/15/24		1,990,000	1,958,572
BHP Billiton Finance 3.25% 9/25/24	GBP	565,000	904,381
Bristow Group 6.25% 10/15/22		1,177,000	1,225,551
California Resources
144A 5.50% 9/15/21 #		710,000	721,537
144A 6.00% 11/15/24 #		715,000	736,450
Chaparral Energy 7.625% 11/15/22		240,000	247,200
Chesapeake Energy 5.75% 3/15/23		2,640,000	2,824,800
Cimarex Energy 4.375% 6/1/24		1,550,000	1,565,500
CNOOC Finance 2012 144A
3.875% 5/2/22 #		1,200,000	1,204,061
CNOOC Nexen Finance 2014
4.25% 4/30/24		3,600,000	3,655,782
Continental Resources 4.50% 4/15/23		6,245,000	6,480,099
Drill Rigs Holdings 144A
6.50% 10/1/17 #		2,285,000	2,285,000
El Paso Pipeline Partners Operating
4.30% 5/1/24		4,655,000	4,647,785
Enbridge Energy Partners
8.05% 10/1/37 •		3,745,000	4,231,850
Energy Transfer Partners
5.15% 2/1/43		1,670,000	1,619,265
5.95% 10/1/43		2,950,000	3,173,737
9.70% 3/15/19		2,189,000	2,803,765
Energy XXI Gulf Coast
144A 6.875% 3/15/24 #		1,210,000	1,140,425
7.50% 12/15/21		675,000	664,875
EnLink Midstream Partners
4.40% 4/1/24		4,745,000	4,934,269
ENSCO 4.50% 10/1/24		3,070,000	3,086,492
Enterprise Products Operating
7.034% 1/15/68 •		4,840,000	5,473,261
Exterran Partners 6.00% 4/1/21		375,000	366,563
Halcon Resources 8.875% 5/15/21		955,000	945,450
Hercules Offshore
144A 6.75% 4/1/22 #		345,000	270,394
144A 7.50% 10/1/21 #		90,000	72,900
144A 8.75% 7/15/21 #		320,000	280,000
Honghua Group 144A 7.45% 9/25/19 #		860,000	844,950
KazMunayGas National 144A
9.125% 7/2/18 #		2,160,000	2,535,300
Key Energy Services 6.75% 3/1/21		1,599,000	1,547,033
Kinder Morgan Energy Partners
9.00% 2/1/19		3,895,000	4,857,501
Laredo Petroleum 7.375% 5/1/22		1,158,000	1,221,690
Lukoil International Finance
6.125% 11/9/20		1,497,000	1,511,970
144A 6.125% 11/9/20 #		530,000	535,300
Marathon Petroleum 4.75% 9/15/44		7,420,000	7,150,788
Midstates Petroleum 9.25% 6/1/21		1,784,000	1,775,080
MIE Holdings 144A 7.50% 4/25/19 #		600,000	613,500

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-10

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Murphy Oil USA 6.00% 8/15/23		1,394,000	$1,460,215
Newfield Exploration 5.625% 7/1/24		1,940,000	2,085,500
NiSource Finance 6.125% 3/1/22		2,120,000	2,486,062
Northern Oil & Gas 8.00% 6/1/20		455,000	464,100
Oasis Petroleum 6.875% 3/15/22		1,444,000	1,530,640
Odebrecht Offshore Drilling Finance
144A 6.625% 10/1/22 #		2,191,345	2,268,042
Oleoducto Central 144A 4.00% 5/7/21 #		2,955,000	2,960,023
ONGC Videsh 2.50% 5/7/18		2,150,000	2,131,166
Pacific Rubiales Energy
144A 5.375% 1/26/19 #		1,470,000	1,495,725
144A 5.625% 1/19/25 #		765,000	737,039
144A 7.25% 12/12/21 #		1,705,000	1,862,713
PDC Energy 7.75% 10/15/22		360,000	387,000
Pertamina Persero 144A
4.875% 5/3/22 #		1,055,000	1,058,693
Petrobras Global Finance
4.875% 3/17/20		3,565,000	3,620,988
Petrobras International Finance
5.375% 1/27/21		2,007,000	2,038,751
Petroleos de Venezuela
9.00% 11/17/21		1,610,000	1,082,725
Petroleos Mexicanos 6.50% 6/2/41		985,000	1,144,275
Plains All American Pipeline
8.75% 5/1/19		3,490,000	4,423,746
Pride International 6.875% 8/15/20		8,870,000	10,470,343
PTT Exploration & Production PCL 144A
4.875% 12/29/49 #•		3,175,000	3,214,687
Range Resources 5.75% 6/1/21		400,000	422,000
Regency Energy Partners
5.50% 4/15/23		623,000	633,903
Samson Investment 9.75% 2/15/20		1,888,000	1,722,800
SandRidge Energy 8.125% 10/15/22		2,195,000	2,203,231
Statoil 2.90% 11/8/20		1,490,000	1,521,551
Suburban Propane Partners
7.375% 8/1/21		350,000	372,750
Sunoco Logistics Partners Operations
3.45% 1/15/23		2,820,000	2,739,988
Talisman Energy 5.50% 5/15/42		5,035,000	5,143,610
TransCanada PipeLines
6.35% 5/15/67 •		5,580,000	5,775,300
Williams 4.55% 6/24/24		1,835,000	1,818,847
Williams Partners 7.25% 2/1/17		2,815,000	3,171,804
Woodside Finance 144A 8.75% 3/1/19 #		3,040,000	3,802,651
YPF
7.734% 8/15/18 •		941,176	945,882
144A 8.75% 4/4/24 #		1,603,000	1,639,067
			160,714,988
Finance Companies – 1.18%
Aviation Capital Group 144A
6.75% 4/6/21 #		1,885,000	2,148,900
Corp Financiera de Desarrollo
144A 3.25% 7/15/19 #		925,000	925,000
144A 5.25% 7/15/29 #•		825,000	838,406
General Electric Capital
2.10% 12/11/19		795,000	791,232
3.45% 5/15/24		5,220,000	5,241,700
144A 3.80% 6/18/19 #		1,555,000	1,658,048
4.208% 12/6/21	SEK	2,000,000	312,281
4.25% 1/17/18	NZD	420,000	324,683
6.00% 8/7/19		3,970,000	4,635,070
7.125% 12/29/49 •		4,100,000	4,752,937
Nuveen Investments 144A
9.50% 10/15/20 #		1,998,000	2,327,670
Temasek Financial I 144A
2.375% 1/23/23 #		1,615,000	1,554,481
ZAR Sovereign Capital Fund Propriety
144A 3.903% 6/24/20 #		1,411,000	1,405,709
			26,916,117
Healthcare – 0.97%
Air Medical Group Holdings
9.25% 11/1/18		130,000	136,175
Community Health Systems
144A 6.875% 2/1/22 #		990,000	1,034,550
7.125% 7/15/20		485,000	514,706
Crimson Merger Sub 144A
6.625% 5/15/22 #		1,318,000	1,202,675
DaVita HealthCare Partners
5.125% 7/15/24		2,220,000	2,185,313
Fresenius Medical Care US Finance II
144A 5.875% 1/31/22 #		1,025,000	1,091,625
HCA
5.00% 3/15/24		40,000	39,450
7.50% 2/15/22		3,270,000	3,686,925
HCA Holdings 6.25% 2/15/21		1,555,000	1,628,863
Immucor 11.125% 8/15/19		992,000	1,076,320
Kinetic Concepts 10.50% 11/1/18		812,000	885,080
Mylan 144A 6.00% 11/15/18 #		630,000	652,825
Par Pharmaceutical 7.375% 10/15/20		955,000	1,000,363
Salix Pharmaceuticals 144A
6.00% 1/15/21 #		2,402,000	2,606,170
Service Corp International 144A
5.375% 5/15/24 #		1,398,000	1,408,485
Tenet Healthcare 6.00% 10/1/20		2,008,000	2,128,480
Valeant Pharmaceuticals International
144A 5.625% 12/1/21 #		290,000	289,637
144A 6.375% 10/15/20 #		605,000	623,906
			22,191,548
Insurance – 1.95%
Allstate 5.75% 8/15/53 •		2,435,000	2,597,841
American International Group
8.175% 5/15/58 •		1,680,000	2,272,200

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-11

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Insurance (continued)
American International Group
8.25% 8/15/18	2,815,000	$3,441,323
Berkshire Hathaway Finance
2.90% 10/15/20	2,260,000	2,300,422
Chubb 6.375% 3/29/67 •	3,050,000	3,358,813
Five Corners Funding Trust 144A
4.419% 11/15/23 #	5,200,000	5,452,907
Highmark
144A 4.75% 5/15/21 #	1,255,000	1,275,756
144A 6.125% 5/15/41 #	525,000	531,586
Hockey Merger Sub 2 144A
7.875% 10/1/21 #	1,007,000	1,035,951
Liberty Mutual Group
144A 4.25% 6/15/23 #	2,190,000	2,242,282
144A 4.95% 5/1/22 #	845,000	911,163
MetLife
3.60% 4/10/24	2,525,000	2,556,974
6.40% 12/15/36	110,000	123,200
6.817% 8/15/18	225,000	264,093
MetLife Capital Trust X 144A
9.25% 4/8/38 #	3,120,000	4,516,200
Onex USI Acquisition 144A
7.75% 1/15/21 #	195,000	195,000
Prudential Financial
3.50% 5/15/24	1,475,000	1,462,728
4.50% 11/15/20	795,000	862,420
5.625% 6/15/43 •	1,765,000	1,848,308
Teachers Insurance & Annuity
Association of America
144A 4.375% 9/15/54 #•	1,125,000	1,136,003
144A 4.90% 9/15/44 #	2,185,000	2,235,581
Voya Financial 5.65% 5/15/53 •	2,135,000	2,156,350
XL Group 6.50% 10/29/49 •	1,920,000	1,862,400
		44,639,501
Media – 0.93%
Altice 144A 7.75% 5/15/22 #	685,000	708,975
CCO Holdings 5.25% 9/30/22	1,165,000	1,144,613
Cequel Communications Holdings I 144A
6.375% 9/15/20 #	1,165,000	1,204,319
CSC Holdings 144A 5.25% 6/1/24 #	1,669,000	1,606,413
DISH DBS
5.00% 3/15/23	1,889,000	1,816,982
7.875% 9/1/19	473,000	535,673
Gray Television 7.50% 10/1/20	1,282,000	1,317,255
iHeartMedia PIK 14.00% 2/1/21 T	156,550	143,635
Lamar Media 5.00% 5/1/23	2,080,000	2,012,400
MDC Partners 144A 6.75% 4/1/20 #	1,090,000	1,128,150
Nielsen Luxembourg 144A
5.50% 10/1/21 #	640,000	646,400
Numericable Group 144A
6.00% 5/15/22 #	735,000	741,431
Sinclair Television Group
5.375% 4/1/21	1,968,000	1,948,320
6.125% 10/1/22	1,070,000	1,094,075
Univision Communications
144A 5.125% 5/15/23 #	1,944,000	1,978,020
144A 6.75% 9/15/22 #	1,050,000	1,128,750
Virgin Media Finance 144A
6.375% 4/15/23 #	2,005,000	2,080,187
		21,235,598
Real Estate Investment Trusts – 1.58%
Alexandria Real Estate Equities
3.90% 6/15/23	1,110,000	1,108,101
4.50% 7/30/29	1,205,000	1,208,433
4.60% 4/1/22	3,040,000	3,196,259
Brandywine Operating Partnership
4.10% 10/1/24	440,000	435,616
Carey (W.P.) 4.60% 4/1/24	1,680,000	1,739,867
CBL & Associates 5.25% 12/1/23	1,665,000	1,790,902
Corporate Office Properties
3.60% 5/15/23	1,750,000	1,676,789
5.25% 2/15/24	1,755,000	1,873,801
DDR
4.75% 4/15/18	2,230,000	2,407,664
7.50% 4/1/17	1,075,000	1,223,409
7.875% 9/1/20	1,845,000	2,295,412
Digital Realty Trust 5.875% 2/1/20	2,105,000	2,341,556
Excel Trust 4.625% 5/15/24	1,240,000	1,262,866
Healthcare Trust of America Holdings
3.375% 7/15/21	1,130,000	1,126,007
Hospitality Properties Trust
4.50% 3/15/25	2,240,000	2,217,340
Regency Centers
4.80% 4/15/21	1,995,000	2,175,340
5.875% 6/15/17	575,000	637,609
Trust F/1401 144A 5.25% 12/15/24 #	2,715,000	2,830,387
WEA Finance 144A 3.75% 9/17/24 #	4,660,000	4,656,943
		36,204,301
Services Cyclical – 0.69%
Activision Blizzard 144A
6.125% 9/15/23 #	1,183,000	1,259,895
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #	2,280,000	2,348,400
144A 10.75% 10/15/19 #	1,985,000	1,915,525
Ameristar Casinos 7.50% 4/15/21	1,235,000	1,290,575
Avis Budget Car Rental 5.50% 4/1/23	1,285,000	1,281,787
Caesars Growth Properties Holdings
144A 9.375% 5/1/22 #	907,000	797,026
Corrections Corp of America
4.625% 5/1/23	1,071,000	1,041,547
Geo Group 5.875% 10/15/24	740,000	745,550

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-12

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Corporate Bonds (continued)
Services Cyclical (continued)
MGM Resorts International
6.75% 10/1/20		780,000	$832,650
7.75% 3/15/22		325,000	362,375
11.375% 3/1/18		1,872,000	2,246,400
United Rentals North America
5.75% 11/15/24		1,339,000	1,359,085
Wynn Las Vegas 5.375% 3/15/22		385,000	393,663
			15,874,478
Technology – 1.65%
Baidu
2.75% 6/9/19		2,351,000	2,339,565
3.25% 8/6/18		2,305,000	2,377,483
BMC Software Finance 144A
8.125% 7/15/21 #		765,000	738,225
Broadcom 4.50% 8/1/34		575,000	588,501
First Data
11.25% 1/15/21		2,543,000	2,902,199
11.75% 8/15/21		481,000	559,163
Jabil Circuit 7.75% 7/15/16		330,000	364,650
Motorola Solutions 4.00% 9/1/24		3,075,000	3,007,633
National Semiconductor 6.60% 6/15/17		4,815,000	5,495,008
NCR 6.375% 12/15/23		1,198,000	1,260,895
NetApp 3.25% 12/15/22		2,030,000	1,983,708
NXP Funding 144A 5.75% 3/15/23 #		675,000	685,125
Oracle
3.40% 7/8/24		3,660,000	3,652,998
4.50% 7/8/44		1,545,000	1,567,854
Samsung Electronics America 144A
1.75% 4/10/17 #		3,005,000	3,015,755
Seagate HDD Cayman 144A
4.75% 1/1/25 #		3,840,000	3,840,000
Tencent Holdings 144A
3.375% 5/2/19 #		1,680,000	1,699,953
Xerox 6.35% 5/15/18		1,560,000	1,783,964
			37,862,679
Transportation – 1.27%
American Airlines 2014-1 Class A Pass
Through Trust 144A 3.70%
10/1/26 #t		1,125,000	1,129,219
AP Moeller - Maersk
144A 2.55% 9/22/19 #		1,310,000	1,314,691
144A 3.75% 9/22/24 #		1,850,000	1,858,743
Brambles USA
144A 3.95% 4/1/15 #		980,000	995,383
144A 5.35% 4/1/20 #		910,000	1,021,466
Burlington Northern Santa Fe
3.40% 9/1/24		1,970,000	1,946,585
4.90% 4/1/44		2,840,000	3,002,201
ERAC USA Finance 144A
5.25% 10/1/20 #		6,435,000	7,263,146
Norfolk Southern 3.85% 1/15/24		1,825,000	1,890,875
Red de Carreteras de Occidente 144A
9.00% 6/10/28 #	MXN	21,100,000	1,512,491
Trinity Industries 4.55% 10/1/24		2,345,000	2,353,787
United Airlines 2014-1
Class A Pass Through Trust
4.00% 4/11/26 t		845,000	849,225
United Airlines 2014-2 Class A Pass
Through Trust 3.75% 9/3/26 t		1,425,000	1,442,813
United Parcel Service 5.125% 4/1/19		2,180,000	2,455,914
			29,036,539
Utilities – 0.88%
AES
5.50% 3/15/24		1,103,000	1,078,183
7.375% 7/1/21		1,354,000	1,523,250
American Water Capital 3.40% 3/1/25		2,085,000	2,080,778
Calpine 5.375% 1/15/23		1,625,000	1,574,219
Comision Federal de Electricidad 144A
4.875% 1/15/24 #		1,420,000	1,495,970
Electricite de France
144A 4.60% 1/27/20 #		1,395,000	1,541,711
144A 5.25% 1/29/49 #•		4,020,000	4,095,375
Elwood Energy 8.159% 7/5/26		616,376	691,882
NRG Energy 144A 6.25% 5/1/24 #		1,170,000	1,178,775
Saudi Electricity Global Sukuk 3 144A
5.50% 4/8/44 #		593,000	627,097
State Grid Overseas Investment 2014
144A 2.75% 5/7/19 #		1,300,000	1,304,100
144A 4.125% 5/7/24 #		2,785,000	2,861,008
			20,052,348
Total Corporate Bonds
(cost $1,148,861,324)			1,179,201,301

Municipal Bonds – 0.31%
Golden State, California Tobacco
Securitization Corporation Settlement
Revenue (Asset-Backed Senior Notes)
Series A-1
5.125% 6/1/47		920,000	678,362
5.75% 6/1/47		1,010,000	809,363
New Jersey Transportation Trust Fund
Series AA 5.00% 6/15/44		1,105,000	1,181,742
New York City, New York
Series I 5.00% 8/1/22		745,000	894,179
New York State Thruway Authority
Revenue
Series A 5.00% 5/1/19		1,020,000	1,187,749
Oregon State Taxable Pension
5.892% 6/1/27		5,000	6,101
State of Maryland Local Facilities
Series A 5.00% 8/1/21		1,055,000	1,282,015

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-13

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Municipal Bonds (continued)
Texas Private Activity Bond Surface
Transportation Revenue (Senior Lien
Note Mobility)
6.75% 6/30/43 (AMT)	780,000	$941,507
Total Municipal Bonds
(cost $6,568,122)		6,981,018

Non-Agency Asset-Backed
Securities – 1.69%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	1,264,000	1,365,663
Ally Master Owner Trust
Series 2013-2 A 0.604% 4/15/18 •	2,300,000	2,303,581
American Express Credit Account Master
Trust
Series 2013-2 A 0.574% 5/17/21 •	1,485,000	1,490,907
Applebee’s
Series 2014-1 A2 144A
4.277% 9/5/44 #	3,240,000	3,209,194
ARL Second
Series 2014-1A A1 144A
2.92% 6/15/44 #	1,992,382	1,983,215
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	1,480,000	1,541,093
Series 2013-1A A 144A
1.92% 9/20/19 #	1,750,000	1,734,721
Series 2014-1A A 144A
2.46% 7/20/20 #	2,005,000	2,004,164
BA Credit Card Trust
Series 2014-A3 A 0.444% 1/15/20 •	1,745,000	1,745,241
California Republic Auto Receivables
Trust
Series 2013-1 A2 144A
1.41% 9/17/18 #	727,245	732,689
Capital One Multi-Asset Execution Trust
Series 2007-A7 A7 5.75% 7/15/20	1,285,000	1,437,735
CenterPoint Energy Transition Bond IV
Series 2012-1 A3 3.028% 10/15/25	1,445,000	1,447,717
Citibank Credit Card Issuance Trust
Series 2014-A5 A5 2.68% 6/7/23	1,300,000	1,302,269
Discover Card Execution Note Trust
Series 2012-A6 A6 1.67% 1/18/22	2,715,000	2,643,775
Series 2014-A3 A3 1.22% 10/15/19	200,000	199,609
Golden Credit Card Trust
Series 2012-5A A 144A
0.79% 9/15/17 #	985,000	986,889
GreatAmerica Leasing Receivables
Series 2013-1 B 144A
1.44% 5/15/18 #	205,000	204,443
HOA Funding
Series 2014-1A A2 144A
4.846% 8/20/44 #	3,375,000	3,359,144
M&T Bank Auto Receivables Trust
Series 2013-1A A3 144A
1.06% 11/15/17 #	5,400,000	5,427,076
MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35 #•	22,751	22,751
Mid-State Trust XI
Series 11 A1 4.864% 7/15/38	11,611	12,366
MMAF Equipment Finance
Series 2014-AA A4 144A
1.59% 2/8/22 #	2,135,000	2,112,918
Trafigura Securitisation Finance
Series 2012-1A A 144A
2.554% 10/15/15 #•	1,510,000	1,516,252
Total Non-Agency Asset-Backed
Securities
(cost $38,755,010)		38,783,412

Non-Agency Collateralized Mortgage
Obligations – 0.37%
American Home Mortgage Investment
Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	130,762	129,625
Bank of America Alternative Loan Trust
Series 2005-1 2A1 5.50% 2/25/20	144,905	148,224
Series 2005-3 2A1 5.50% 4/25/20	21,421	22,112
Series 2005-6 7A1 5.50% 7/25/20	156,203	159,153
ChaseFlex Trust
Series 2006-1 A4 5.099% 6/25/36 •	1,490,000	1,333,091
Citicorp Mortgage Securities Trust
Series 2006-3 1A9 5.75% 6/25/36	164,276	169,064
Citicorp Residential Mortgage Trust
Series 2006-3 A4 5.703% 11/25/36 ϕ	997,975	1,009,489
Series 2006-3 A5 5.948% 11/25/36 ϕ	1,800,000	1,799,964
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2003-21 A1
2.599% 5/25/33 t•	142	144
GSR Mortgage Loan Trust
Series 2006-AR1 3A1
2.873% 1/25/36 •	237,601	218,259
MASTR ARM Trust
Series 2003-6 1A2 2.45% 12/25/33 •	10,061	10,058
Sequoia Mortgage Trust
Series 2013-11 B1 144A
3.716% 9/25/43 #•	1,089,999	1,061,243

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-14

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Non-Agency Collateralized Mortgage
Obligations (continued)
Washington Mutual Alternative Mortgage
Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35 t		97,930	$50,274
Washington Mutual Mortgage Pass
Through Certificates
Series 2006-AR14 2A1
2.021% 11/25/36 t•		1,117,669	948,308
Wells Fargo Mortgage-Backed Securities
Trust
Series 2006-2 3A1 5.75% 3/25/36		537,462	546,280
Series 2006-3 A11 5.50% 3/25/36		534,295	557,741
Series 2006-AR5 2A1
2.615% 4/25/36 •		431,136	413,581
Total Non-Agency Collateralized
Mortgage Obligations
(cost $7,836,478)			8,576,610

Regional Bonds – 0.05% Δ
Australia – 0.02%
Queensland Treasury 144A
4.75% 7/21/25 #	AUD	616,000	571,651
			571,651
Canada – 0.03%
Province of Ontario Canada
3.45% 6/2/45	CAD	708,000	615,960
			615,960
Total Regional Bonds
(cost $1,218,311)			1,187,611

Senior Secured Loans – 9.63% «
Air Medical Group Tranche B1
5.00% 5/29/18		690,207	692,364
Albertson’s Holdings Tranche B4 1st
Lien 5.50% 8/8/21		4,420,000	4,402,965
Albertsons Tranche B 1st Lien
4.75% 3/21/19		586,091	584,940
Allegion U.S. Holding
Tranche B 3.00% 12/26/20		496,250	494,281
Amaya Gaming 1st Lien 5.00% 7/29/21		1,630,000	1,611,663
Amaya Gaming 2nd Lien
8.00% 7/29/22		1,420,000	1,439,880
Applied Systems 1st Lien
4.25% 1/15/21		3,310,980	3,281,181
Applied Systems 2nd Lien
7.50% 1/15/22		2,756,276	2,756,849
Arch Coal 1st Lien 6.25% 5/16/18		1,035,000	948,836
Ashland Water 1st Lien 4.25% 7/2/21		835,000	821,171
Ashland Water 2nd Lien 7.75% 7/2/22		665,000	652,809
Atkore International 2nd Lien
7.75% 9/27/21		825,000	818,297
Avast Software 1st Lien 5.00% 3/18/20		1,603,875	1,604,544
Avaya Tranche B-3 4.50% 10/27/17		1,433,857	1,368,437
Axalta Coating Systems U.S. Holdings
1st Lien 4.00% 2/1/20		1,038,424	1,018,564
Azure Midstream Tranche B
6.50% 10/21/18		976,633	976,022
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20		1,825,000	1,844,391
BJ’s Wholesale Club Tranche B 1st Lien
4.50% 9/26/19		604,664	596,134
Bowie Recourse Tranche B 1st Lien
6.75% 8/9/20		943,250	945,608
Bway Holding Tranche B 1st Lien
5.50% 8/8/20		2,029,913	2,034,987
Caesars Growth Partners Tranche B 1st
Lien 6.25% 5/8/21		3,441,375	3,270,167
Calpine Construction Finance Tranche B
3.00% 5/1/20		527,846	512,341
CBS Outdoor Tranche B 3.00% 1/17/21		2,530,000	2,497,586
Charter Communications Tranche B 1st
Lien 4.25% 8/12/21		2,400,000	2,395,714
Chrysler Group Tranche B 1st Lien
3.25% 12/29/18		5,109,325	5,039,072
3.50% 5/24/17		559,480	556,070
Citycenter Holdings Tranche B 1st Lien
4.25% 10/28/20		643,405	637,615
Clear Channel
Communications Tranche B
3.65% 1/29/16		6,604,389	6,556,038
Clear Channel
Communications Tranche D
6.75% 1/30/19		1,010,000	966,129
Clear Channel
Communications Tranche E 1st Lien
7.50% 7/30/19		455,343	446,236
Community Health Systems Tranche D
4.25% 1/27/21		6,380,643	6,369,879
Crown Castles Operating Tranche B2
3.00% 1/31/21		1,181,018	1,167,068
Davita Healthcare Partners Tranche B
3.50% 6/19/21		2,094,750	2,074,622
Delta Air Lines Tranche B 1st Lien
3.25% 4/20/17		1,443,706	1,429,134
Drillships Financing Holding Tranche B1
6.00% 2/17/21		5,655,339	5,433,836
Dynegy Tranche B2 4.00% 4/23/20		2,087,370	2,075,194
Emdeon 1st Lien 3.75% 11/2/18		1,491,684	1,476,767
Energy Transfer Equity 1st Lien
3.25% 12/2/19		2,725,000	2,665,957
Exgen Texas Power Tranche B 1st Lien
5.75% 9/16/21		4,275,000	4,261,641

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-15

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Senior Secured Loans « (continued)
Expro Holdings UK 3 Tranche B 1st Lien
5.75% 8/12/21	2,840,000	$2,832,900
Fieldwood Energy 2nd Lien
8.375% 9/30/20	2,415,000	2,428,082
First Data Tranche B 1st Lien
4.00% 3/24/21	4,439,831	4,384,333
Flint Group 1st Lien 4.75% 5/2/21	1,675,000	1,664,531
Flint Group 2nd Lien 8.25% 5/2/22	745,000	733,825
Flying Fortress 1st Lien 3.50% 6/30/17	282,500	280,911
Fortescue Resources 1st Lien
3.75% 6/30/19	707,850	694,283
Gardner Denver 1st Lien 4.25% 7/23/20	793,808	779,371
Gates Global 1st Lien 4.25% 6/12/21	1,045,000	1,028,952
Gentiva Health Services Tranche B
6.50% 10/10/19	2,608,632	2,616,784
Gentiva Health Services Tranche C
5.75% 10/10/18	446,989	446,849
Goodpack 1st Lien 4.75% 8/5/21	2,035,000	2,031,608
Goodpack 2nd Lien 8.00% 8/5/22	370,000	370,000
HD Supply Tranche B 4.00% 6/28/18	1,580,659	1,566,993
Hilton Worldwide Finance Tranche B2
3.50% 9/23/20	8,701,996	8,580,785
Hostess Brands 1st Lien 6.75% 3/12/20	935,300	956,344
Houghton International 1st Lien
4.00% 12/10/19	407,738	405,189
Houghton International 2nd Lien
9.50% 11/20/20	570,000	576,413
Huntsman International Tranche B
3.75% 10/11/20	2,440,000	2,432,680
IASIS Healthcare Tranche B 1st Lien
4.50% 5/3/18	1,772,939	1,769,614
Ikaria 5.00% 2/4/22	401,002	400,439
Immucor Tranche B2 5.00% 8/19/18	3,474,456	3,461,427
Ineos U.S. Finance Tranche B
3.75% 5/4/18	2,438,852	2,393,695
Intelsat Jackson Holdings Tranche B2
3.75% 6/30/19	1,210,813	1,193,912
KIK Custom Products 1st Lien
5.50% 5/17/19	1,949,389	1,951,217
Kinetic Concepts Tranche E1
4.00% 5/8/18	552,771	546,783
Landry’s Tranche B 4.00% 4/24/18	1,616,814	1,606,205
Level 3 Financing Tranche B
4.00% 1/15/20	1,345,000	1,322,934
Lightower Fiber Networks 4.00% 4/1/20	321,012	316,147
LTS Buyer 2nd Lien 8.00% 3/15/21	1,509,825	1,510,455
Mauser Holdings 2nd Lien
8.25% 6/30/22	1,475,000	1,463,937
MGM Resorts International
3.50% 12/20/19	356,244	350,677
Michael Stores Tranche B 1st Lien
3.75% 1/16/20	720,875	707,809
Moxie Liberty Tranche B 7.50% 8/21/20	1,700,000	1,742,500
Moxie Patriot (Panda Power Fund)
Tranche B1 6.75% 12/19/20	1,795,000	1,839,875
National Vision 4.00% 3/6/21	937,644	916,547
NEP Broadcasting 2nd Lien
9.50% 7/3/20	1,619,286	1,639,527
NEP Tranche B 1st Lien 4.25% 1/22/20	243,777	237,987
New Albertsons 1st Lien 4.75% 6/24/21	1,080,000	1,065,015
Numericable 4.50% 4/23/20	4,178,783	4,193,150
Numericable U.S. Tranche B2 1st Lien
4.50% 4/23/20	3,615,217	3,590,362
Nuveen Investments 2nd Lien
6.50% 2/28/19	6,712,925	6,738,098
Ocean Rig (Drillship) Tranche B 1st Lien
5.50% 7/18/21	1,010,000	976,544
Panda Temple Power II Tranche B 1st
Lien 7.25% 4/3/19	1,617,000	1,646,814
Polymer Group Tranche B
5.25% 12/13/19	3,009,354	3,015,938
5.25% 12/19/19	142,205	142,116
PQ 1st Lien 4.00% 8/7/17	2,356,511	2,335,051
Prestige Brands Term Loan B 1st Lien
4.50% 4/28/21	1,000,000	1,000,375
PVH Tranche B 1st Lien 3.25% 2/13/20	778,872	780,908
Quickrete 2nd Lien 7.00% 3/19/21	910,000	918,531
Ranpak 2nd Lien 8.50% 4/10/20	940,000	959,975
Republic of Angola 6.25% 12/16/23	4,385,000	4,385,000
Reynolds Group 1st Lien
4.00% 12/31/18	1,827,590	1,810,946
Rite Aid 2nd Lien 5.75% 8/3/20	730,000	741,635
Samson Investment 2nd Lien
5.00% 9/25/18	3,336,000	3,248,847
Santander Asset Management Tranche B
4.25% 11/26/20	3,300,063	3,289,750
Scientific Games International
4.25% 5/22/20	2,317,488	2,311,332
Scientific Games International Tranche
B2 1st Lien 6.00% 9/17/21	2,530,000	2,480,981
Sensus 4.75% 5/9/17	1,484,657	1,451,252
Sensus 2nd Lien 8.50% 4/13/18	735,000	734,311
Sinclair Broadcasting Tranche B1 1st
Lien 3.50% 7/22/21	985,000	973,919
Smart & Final Tranche B 1st Lien
4.75% 11/15/19	1,163,017	1,158,171
Sprouts Farmers Markets Holdings
4.00% 4/12/20	2,380,358	2,370,936
Stena 1st Lien 4.00% 2/21/21	3,980,000	3,917,813
Supervalu 1st Lien 4.50% 3/21/19	1,216,722	1,197,542
Surgical Care Affiliates Tranche C
4.25% 6/30/18	237,000	233,587

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-16

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Senior Secured Loans « (continued)
TransDigm Tranche C 3.75% 2/7/20		1,531,585	$1,508,969
Travelport Finance Luxembourg Sarl
Tranche B 1st Lien 6.00% 8/15/21		2,750,000	2,748,710
United Continental Tranche B
3.50% 4/1/19		714,125	701,628
Univision Communications 1st Lien
4.00% 3/1/20		492,500	483,820
Univision Communications Tranche C4
4.00% 3/1/20		3,640,885	3,576,790
US Airways Tranche B1 3.50% 5/23/19		757,350	741,446
US Airways Tranche B2
3.00% 11/23/16		234,630	232,724
USI Insurance Services
Tranche B 1st Lien 4.25% 12/3/18		1,916,021	1,884,886
Valeant Pharmaceuticals International
Tranche BE 3.75% 8/5/20		1,816,701	1,797,885
Vantage Drilling Tranche B 1st Lien
5.00% 10/25/17		838,770	809,763
5.75% 3/28/19		1,984,887	1,899,701
Wide Open West Finance
4.75% 3/27/19		2,969,775	2,961,733
Zayo Group Tranche B 1st Lien
4.00% 7/2/19		3,510,047	3,463,612
Ziggo Tranche B 2nd Lien
3.50% 1/15/22		413,447	402,446
Ziggo Tranche B1 1st Lien
3.50% 1/15/22		641,581	624,510
Total Senior Secured Loans
(cost $222,213,476)			220,415,031

Sovereign Bonds – 2.05% Δ
Brazil – 0.10%
Brazil Notas do Tesouro Nacional
Series F
10.00% 1/1/21	BRL	4,408,000	1,621,455
10.00% 1/1/17	BRL	1,814,000	708,705
			2,330,160
Chile – 0.08%
Chile Government International Bond
5.50% 8/5/20	CLP	974,000,000	1,722,310
			1,722,310
Colombia – 0.13%
Colombia Government International
Bond
4.375% 3/21/23	COP	4,246,000,000	1,816,873
9.85% 6/28/27	COP	1,688,000,000	1,055,815
			2,872,688
Finland – 0.02%
Finland Government International Bond
2.25% 3/6/18	NOK	3,000,000	470,215
			470,215
Guatemala – 0.09%
Guatemala Government Bond 144A
5.75% 6/6/22 #		1,930,000	2,137,475
			2,137,475
Iceland – 0.08%
Republic of Iceland 144A
5.875% 5/11/22 #		1,595,000	1,799,441
			1,799,441
Indonesia – 0.26%
Indonesia Government International
Bond
144A 3.375% 4/15/23 #		2,512,000	2,348,720
144A 5.875% 1/15/24 #		1,407,000	1,554,735
Perusahaan Penerbit Indonesia 144A
6.125% 3/15/19 #		1,925,000	2,131,937
			6,035,392
Japan – 0.02%
Japanese Government CPI Linked Bond
0.10% 3/10/24	JPY	52,067,400	512,084
			512,084
Kenya – 0.08%
Kenya Government International Bond
144A 5.875% 6/24/19 #		1,700,000	1,753,125
			1,753,125
Mexico – 0.08%
Mexican Bonos
6.50% 6/10/21	MXN	1,519,100	118,543
6.50% 6/9/22	MXN	21,932,000	1,695,236
			1,813,779
Norway – 0.01%
Kommunalbanken AS 5.00% 3/28/19	NZD	208,000	164,827
			164,827
Pakistan – 0.09%
Pakistan Government International Bond
144A 7.25% 4/15/19 #		1,961,000	1,987,964
			1,987,964
Panama – 0.15%
Panama Government International Bond
4.00% 9/22/24		3,513,000	3,521,783
			3,521,783
Philippines – 0.14%
Philippine Government International
Bond
3.90% 11/26/22	PHP	75,000,000	1,649,750
6.25% 1/14/36	PHP	60,000,000	1,436,596
			3,086,346
Poland – 0.05%
Poland Government Bond
2.228% 7/25/16 ^	PLN	996,000	290,332

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-17

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Principal		Value
	amount°		(U.S. $)
Sovereign Bonds Δ (continued)
Poland (continued)
Poland Government Bond
4.00% 10/25/23	PLN	1,431,000	$466,867
5.25% 10/25/17	PLN	1,106,000	365,045
			1,122,244

Portugal – 0.06%
Portugal Government International Bond
144A 5.125% 10/15/24 #		1,422,000	1,474,642
			1,474,642
Republic of Korea – 0.13%
Inflation-Linked Korea Treasury Bond
1.125% 6/10/23	KRW	3,269,777,434	3,009,773
			3,009,773
Romania – 0.06%
Romanian Government International
Bond 144A 4.875% 1/22/24 #		1,376,000	1,465,440
			1,465,440
Senegal – 0.05%
Senegal Government International Bond
144A 6.25% 7/30/24 #		1,200,000	1,203,000
			1,203,000
South Africa – 0.19%
South Africa Government Bond
8.00% 1/31/30	ZAR	42,628,000	3,549,343
South Africa Government International
Bond 5.375% 7/24/44		729,000	724,899
			4,274,242
Sri Lanka – 0.07%
Sri Lanka Government International Bond
144A 6.00% 1/14/19 #		1,544,000	1,632,780
			1,632,780
Sweden – 0.02%
Sweden Government Bond
2.50% 5/12/25	SEK	2,260,000	344,633
			344,633
United Kingdom – 0.09%
United Kingdom Gilt 1.25% 7/22/18	GBP	585,380	938,616
United Kingdom Gilt Inflation-Linked
0.125% 3/22/24	GBP	681,134	1,168,339
			2,106,955
Total Sovereign Bonds
(cost $47,156,967)			46,841,298

Supranational Banks – 0.16%
European Bank for Reconstruction &
Development 6.00% 3/3/16	INR	105,900,000	1,706,300
Inter-American Development Bank
7.25% 7/17/17	IDR	5,600,000,000	456,893
International Bank for Reconstruction &
Development
2.898% 9/24/18 •	AUD	1,183,000	1,036,678
4.625% 10/6/21	NZD	563,000	437,516
Total Supranational Banks
(cost $3,758,516)			3,637,387

U.S. Treasury Obligations – 6.01%
U.S. Treasury Bond
3.125% 8/15/44		58,470,000	57,542,724
U.S. Treasury Notes
1.75% 9/30/19		7,520,000	7,510,307
2.375% 8/15/24 ∞		73,225,000	72,384,084
Total U.S. Treasury Obligations
(cost $137,931,488)			137,437,115

	Number of
	shares
Common Stock – 0.00%
Adelphia Recovery Trust =†		1	0
Century Communications =†		2,500,000	0
Total Common Stock (cost $75,684)			0

Convertible Preferred Stock – 0.49%
Alcoa 5.375% exercise price $19.39,
expiration date 10/1/17		14,000	698,600
ArcelorMittal 6.00% exercise price
$20.36, expiration date 12/21/15		23,675	507,902
Bank of America 7.25% exercise price
$50.00, expiration date 12/31/49		483	553,759
Chesapeake Energy 144A 5.75%
exercise price $26.14, expiration date
12/31/49 #		727	808,333
Dominion Resources 6.125% exercise
price $65.21, expiration date 4/1/16		13,828	775,198
Exelon 6.50% exercise price $43.75,
expiration date 6/1/17		14,850	754,380
Halcon Resources 5.75% exercise price
$6.16, expiration date 12/31/49		802	681,700
HealthSouth 6.50% exercise price
$30.01, expiration date 12/31/49		825	1,097,972
Huntington Bancshares 8.50% exercise
price $11.95, expiration date
12/31/49		714	942,480
Intelsat 5.75% exercise price $22.05,
expiration date 5/1/16		27,588	1,309,878
Maiden Holdings 7.25% exercise price
$15.47, expiration date 9/15/16		23,550	1,051,743
SandRidge Energy 8.50% exercise price
$8.01, expiration date 12/31/49		10,608	1,009,086

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-18

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

	Number of	Value
	shares	(U.S. $)
Convertible Preferred
Stock (continued)
Wells Fargo 7.50% exercise price
$156.71, expiration date 12/31/49	813	$977,641
Total Convertible Preferred Stock
(cost $11,737,557)		11,168,672

Preferred Stock – 0.62%
Alabama Power 5.625%	69,530	1,709,047
Ally Financial 144A 144A 7.00% #	5,500	5,532,656
Integrys Energy Group 6.00% •	89,450	2,293,498
MetLife 5.00%	24,475	753,585
National Retail Properties 5.70%	51,425	1,226,486
Public Storage 5.20%	48,200	1,088,356
Regions Financial 6.375% •	60,500	1,535,490
Total Preferred Stock
(cost $13,799,610)		14,139,118

	Principal
	amount°
Short-Term Investments – 12.13%
Discount Notes – 6.40% ≠
Federal Home Loan Bank
0.025% 11/13/14	15,830,908	$15,830,845
0.035% 11/19/14	80,884,600	80,884,276
0.077% 11/14/14	49,722,061	49,721,862
		146,436,983
Repurchase Agreements – 3.18%
Bank of America Merrill Lynch
0.00%, dated 9/30/14, to be
repurchased on 10/1/14, repurchase
price $31,542,117 (collateralized by
U.S. government obligations
1.375%-2.375%
1/15/17-1/15/20; market value
$32,172,972)	31,542,117	31,542,117
Bank of Montreal
0.00%, dated 9/30/14, to be
repurchased on 10/1/14, repurchase
price $10,514,039 (collateralized by
U.S. government obligations
0.375%-3.125%
1/31/16-8/15/44; market value
$10,724,326)	10,514,039	10,514,039
BNP Paribas
0.00%, dated 9/30/14, to be
repurchased on 10/1/14, repurchase
price $30,603,844 (collateralized by
U.S. government obligations
0.125%-0.25%
5/15/16-7/15/24; market value
$31,215,925)	30,603,844	30,603,844
		72,660,000
U.S. Treasury Obligations – 2.55% ≠
U.S. Treasury Bills
0.005% 12/26/14	37,108,485	37,107,595
0.093% 11/13/14	21,259,795	21,259,540
		58,367,135
Total Short-Term Investments
(cost $277,453,095)		277,464,118

Total Value of Securities – 108.71%
(cost $2,451,630,843)	2,487,251,626
Liabilities Net of Receivables and Other Assets – (8.71%)✢	(199,192,962)
Net Assets – 100.00%	$2,288,058,664
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2014, the aggregate value of Rule 144A securities was $476,594,460, which represented 20.83% of the Series’ net assets.
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
✢	Of this amount, $221,089,886 represents receivable for securities sold and $444,365,133 represents payable for securities purchased as of Sept. 30, 2014.
T	100% of the income received was in the form of additional cash.
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At Sept. 30, 2014, the aggregate value of fair valued securities was $0, which represented 0.00% of the Series’ net assets.

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-19

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

†	Non-income-producing security.
•	Variable rate security. The rate shown is the rate as of Sept. 30, 2014. Interest rates reset periodically.
∞	Fully or partially pledged as collateral for futures contracts.
Δ	Securities have been classified by country of origin.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security which is separated and sold individually from the principal portion of the security.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2014.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2014.

Unfunded Commitments

The Series may invest in floating rate loans. In connection with these investments, the Series may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Series to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Series earns a commitment fee, typically set as a percentage of the commitment amount. As of Sept. 30, 2014, the Series had the following unfunded loan commitments:

				Unrealized
				Appreciation
Borrower	Unfunded Amount	Cost	Value	(Depreciation)
Ziggo	$679,972	$678,272	$661,880	$(16,392)

The following foreign currency exchange contracts and futures contracts were outstanding at Sept. 30, 2014:

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(3,480,098)	USD	3,027,000	10/31/14	$(12,861)
BAML	EUR	(1,186,559)	USD	1,520,828	10/31/14	21,768
BAML	NZD	(7,589,988)	USD	6,008,003	10/31/14	102,317
BNP	AUD	(2,617,135)	USD	2,316,868	10/31/14	30,805
DB	MXN	(46,266,850)	USD	3,426,914	10/31/14	(11,240)
GSC	ZAR	(21,481,002)	USD	1,908,642	10/31/14	15,478
HSBC	GBP	(2,632,864)	USD	4,300,757	10/31/14	33,820
JPMC	IDR	(242,000)	USD	20	10/31/14	0
JPMC	KRW	(1,486,120,440)	USD	1,420,249	10/31/14	13,660
TD	JPY	(62,911,602)	USD	577,816	10/31/14	4,015
						$197,762

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(334)	U.S. Treasury 5 yr Notes	$(39,366,957)	$(39,498,109)	1/2/15	$(131,152)
289	U.S. Treasury 10 yr Notes	35,893,478	36,021,141	12/22/14	127,663
		$(3,473,479)			$(3,489)

The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values and foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-20

Delaware VIP® Diversified Income Series
Schedule of investments (continued)

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BNP – Banque Paribas
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
COP – Colombian Peso
DB – Deutsche Bank
EUR – European Monetary Unit
GBP – British Pound Sterling
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HSBC – Hong Kong Shanghai Bank
IDR – Indonesian Rupiah
INR – Indian Rupee
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MASTR – Mortgage Asset Securitization Transactions, Inc.
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PHP – Philipine Peso
PIK – Pay-in-Kind
PLN – Polish Zloty
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Krona
S.F. – Single Family
TBA – To be announced
TD – Toronto Dominion Bank
USD – United States Dollar
yr – Year
ZAR – South African Rand

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-21

Delaware VIP® Trust — Delaware VIP Diversified Income Series
Notes
September 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker / counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-22

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities[1]	$—	$547,128,788	$5,639,138	$552,767,926
Corporate Debt	—	1,215,212,332	—	1,215,212,332
Foreign Debt	—	51,666,296	—	51,666,296
Municipal Bonds	—	6,981,018	—	6,981,018
Senior Secured Loans[1]	—	216,030,031	4,385,000	220,415,031
Convertible Preferred Stock[1]	6,509,920	4,658,752	—	11,168,672
Preferred Stock[1]	8,606,462	5,532,656	—	14,139,118
U.S. Treasury Obligations	—	137,437,115	—	137,437,115
Short-Term Investments	—	277,464,118	—	277,464,118
Total	$15,116,382	$2,462,111,106	$10,024,138	$2,487,251,626
Foreign Currency Exchange Contracts	$—	$197,762	$—	$197,762
Futures Contracts	(3,489)	—	—	(3,489)
____________________

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of these security types:

	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	—	98.98%	1.02%	100.00%
Convertible Preferred Stock	58.29%	41.71%	—	100.00%
Preferred Stock	60.87%	39.13%	—	100.00%
Senior Secured Loans	—	98.01%	1.99%	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended Sept. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-4 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2014 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 866 [9/14] 11/14 (13539)	Diversified Income Series-23

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Schedule of investments
September 30, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 93.62% Δ
Argentina – 3.24%
Arcos Dorados Holdings	449,841	$2,690,049
Cresud ADR	322,769	3,518,182
Grupo Clarin Class B GDR 144A #@=	209,100	2,848,828
IRSA Inversiones y Representaciones
ADR @	363,112	4,996,421
Pampa Energia ADR †	44,500	478,375
YPF ADR	106,800	3,950,532
		18,482,387
Bahrain – 0.11%
Aluminum Bahrain ADR @	91,200	647,110
		647,110
Brazil – 13.78%
AES Tiete	319,936	2,132,122
America Latina Logistica	578,435	1,500,802
B2W Cia Digital †	826,120	11,010,883
Banco Santander Brasil ADR	476,000	3,113,040
Brasil Foods ADR	341,500	8,124,285
Braskem ADR	78,499	1,033,832
Centrais Eletricas Brasileiras	711,800	1,910,814
Cia Brasileira de Distribuicao Grupo Pao
de Acucar ADR	71,690	3,126,401
Cia Siderurgica Nacional ADR	380,000	1,349,000
Cyrela Brazil Realty Empreendimentos e
Participacoes	266,900	1,346,823
Fibria Celulose ADR †	489,100	5,380,100
Gerdau	389,400	1,570,392
Gerdau ADR	444,900	2,135,520
Hypermarcas †	553,000	3,985,830
Itau Unibanco Holding ADR	605,000	8,397,400
JBS	393,784	1,483,488
Petroleo Brasileiro ADR	488,906	6,937,576
Telefonica Brasil ADR	43,563	857,320
Tim Participacoes ADR	500,000	13,100,000
		78,495,628
Chile – 0.97%
Sociedad Quimica y Minera de Chile
ADR	212,100	5,544,294
		5,544,294
China – 19.39%
Alibaba Group Holding ADR †	5,600	497,560
Baidu ADR †	120,000	26,187,600
Bank of China	13,346,000	5,981,324
China Construction Bank	7,118,000	4,986,821
China Mengniu Dairy	724,000	2,983,702
China Mobile ADR	200,000	11,750,000
China Petroleum & Chemical	2,260,000	1,979,175
China Petroleum & Chemical ADR	42,234	3,689,562
China Unicom Hong Kong ADR	236,692	3,557,481
First Pacific	3,185,195	3,318,574
Fosun International	131,708	158,087
Hollysys Automation Technologies †	129,100	2,903,459
Kunlun Energy	4,622,900	6,668,059
PetroChina Class H	3,000,000	3,844,247
PetroChina ADR	40,000	5,140,400
Shanda Games ADR †	1,118,325	7,313,845
SINA †	110,000	4,525,400
Sohu.com †	200,000	10,046,000
Tianjin Development Holdings	35,950	33,196
Tom Group †	4,890,004	900,559
Travelsky Technology	3,700,441	3,984,068
		110,449,119
India – 5.24%
Cairn India	473,000	2,381,418
Indiabulls Infrastructure and Power
GDR †	131,652	9,374
Indiabulls Real Estate GDR	44,628	48,689
Reliance Communications †	1,194,362	1,908,974
Reliance Industries	800,000	12,214,401
Reliance Industries GDR 144A #	430,000	13,115,000
Sify Technologies ADR	91,200	179,664
		29,857,520
Indonesia – 0.43%
Tambang Batubara Bukit Asam Persero	2,241,097	2,427,778
		2,427,778
Israel – 2.83%
Teva Pharmaceutical Industries ADR	300,000	16,125,000
		16,125,000
Malaysia – 1.68%
Hong Leong Bank	1,549,790	6,907,905
UEM Sunrise	4,748,132	2,634,634
		9,542,539
Mexico – 7.57%
America Movil ADR	210,742	5,310,698
Cemex ADR †	450,000	5,868,000
Empresas ICA †	1,105,736	1,910,701
Fomento Economico Mexicano ADR	98,307	9,049,159
Grupo Financiero Banorte Class O	754,700	4,834,779
Grupo Lala	606,200	1,485,474
Grupo Televisa ADR	432,500	14,653,100
		43,111,911
Peru – 0.26%
Cia de Minas Buenaventura ADR	125,440	1,452,595
		1,452,595
Poland – 0.62%
Jastrzebska Spolka Weglowa †	26,987	262,453
Polski Koncern Naftowy Orlen	261,369	3,256,258
		3,518,711
Republic of Korea – 15.56%
CJ	45,695	7,536,784

NQ-VIP- 868 [9/14] 11/14 (13538)	Emerging Markets Series-1

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of	Value
	shares	(U.S. $)
Common Stock Δ (continued)
Republic of Korea (continued)
Hite Jinro	150,000	$3,291,625
KB Financial Group ADR	165,996	6,012,375
KCC	3,272	2,230,028
KT	99,830	3,245,812
LG Display ADR †	188,309	2,965,867
LG Electronics	62,908	3,917,774
Lotte Chilsung Beverage	8	16,478
Lotte Confectionery	2,904	5,998,214
Samsung Electronics	14,009	15,722,694
Samsung Life Insurance	71,180	7,152,074
SK Communications †	95,525	653,766
SK Hynix †	120,000	5,317,788
SK Telecom	16,491	4,533,286
SK Telecom ADR	660,000	20,024,400
		88,618,965
Russia – 5.71%
Chelyabinsk Zink Plant GDR @†	69,200	287,997
Enel OGK-5 GDR	15,101	15,060
Etalon Group GDR 144A #=	354,800	1,295,020
Gazprom ADR	783,900	5,518,656
LUKOIL ADR (London International
Exchange)	133,500	6,808,500
MegaFon GDR	234,178	5,943,438
Mobile Telesystems ADR	154,402	2,306,766
Sberbank @=	3,308,402	6,308,783
Surgutneftegas ADR	294,652	1,965,329
TGK-5 †	24,916,000	925
VTB Bank GDR	861,186	1,656,405
VTB Bank OJSC	411,634,850	395,383
		32,502,262
South Africa – 3.99%
ArcelorMittal South Africa †	374,610	1,234,504
Impala Platinum Holdings †	135,751	1,046,524
Sasol	76,270	4,145,234
Sasol ADR	65,127	3,548,770
Standard Bank Group	287,970	3,333,831
Sun International	168,124	1,783,244
Tongaat-Hulett	182,915	2,528,325
Vodacom Group	444,868	5,124,617
		22,745,049
Taiwan – 7.31%
Formosa Chemicals & Fibre	2,128,998	4,920,071
Hon Hai Precision Industry	957,322	3,021,135
MediaTek	394,678	5,844,919
Mitac Holdings	6,600,000	5,445,759
President Chain Store	890,000	6,378,041
Taiwan Semiconductor Manufacturing	2,375,864	9,372,245
United Microelectronics	6,688,461	2,770,368
United Microelectronics ADR	889,700	1,770,503
Walsin Lihwa †	6,477,100	2,129,224
		41,652,265
Thailand – 1.26%
Bangkok Bank - Foreign	638,091	4,131,312
PTT Exploration & Production	617,051	3,043,877
		7,175,189
Turkey – 0.88%
Turkcell Iletisim Hizmetleri †	368,462	1,925,985
Turkiye Sise ve Cam Fabrikalari	2,450,732	3,111,050
		5,037,035
United Kingdom – 0.36%
Anglo American ADR	92,815	1,041,226
Griffin Mining @†	1,642,873	1,031,881
		2,073,107
United States – 2.43%
Avon Products	241,200	3,039,120
Yahoo †	157,300	6,409,975
Yandex Class A †	158,700	4,411,067
		13,860,162
Total Common Stock
(cost $507,091,404)		533,318,626

Exchange-Traded Fund – 0.46%
iShares MSCI Turkey	53,000	2,601,240
Total Exchange-Traded Fund
(cost $2,460,260)		2,601,240

Preferred Stock – 5.87% Δ
Brazil – 2.40%
Braskem Class A 3.45%	288,768	1,901,994
Centrais Eletricas Brasileiras
Class B 20.53%	233,700	974,944
Petroleo Brasileiro ADR Class A 7.46%	403,795	6,012,508
Vale Class A 8.84%	489,400	4,755,223
		13,644,669
Republic of Korea – 1.96%
CJ 1.04%	28,030	2,683,568
Samsung Electronics 1.64%	9,995	8,507,996
		11,191,564
Russia – 1.51%
AK Transneft =†	3,887	8,578,006
		8,578,006
Total Preferred Stock
(cost $28,454,111)		33,414,239

NQ-VIP- 868 [9/14] 11/14 (13538)	Emerging Markets Series-2

Delaware VIP® Emerging Markets Series
Schedule of investments (continued)

	Number of
	shares	Value (U.S. $)
Participation Notes – 0.00%
Lehman Indian Oil
CW 12 LEPO 144A =†	100,339	$0
Lehman Oil & Natural Gas
CW 12 LEPO =†	146,971	0
Total Participation Notes
(cost $4,952,197)		0

Total Value of Securities – 99.95%
(cost $542,957,972)	$569,334,105
Receivables and Other Assets Net of Liabilities – 0.05%	303,562
Net Assets – 100.00%	$569,637,667
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2014, the aggregate value of Rule 144A securities was $17,258,848, which represents 3.03% of the Series’ net assets.

@	Illiquid security. At Sept. 30, 2014, the aggregate value of illiquid securities was $16,121,020, which represents 2.83% of the Series’ net assets.
=

Security is being fair valued in accordance with the Series’ fair valuation policy. At Sept. 30, 2014, the aggregate value of fair valued securities was $19,030,637, which represented 3.34% of the Series’ net assets. See Note 1 in “Notes.”

†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

The following foreign currency exchange contract was outstanding at Sept. 30, 2014:

Foreign Currency Exchange Contract

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BNYM	TWD	(11,568,952)	USD	379,007	10/1/14	$(1,303)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contract presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

Summary of Abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
TWD – Taiwan Dollar
USD – United States Dollar

NQ-VIP- 868 [9/14] 11/14 (13538)	Emerging Markets Series-3

Delaware VIP® Trust — Delaware VIP Emerging Markets Series
Notes
September 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust - Delaware VIP Emerging Markets Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-VIP- 868 [9/14] 11/14 (13538)	Emerging Markets Series-4

(Unaudited)

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock
Argentina	$15,633,559	$2,848,828	$—	$18,482,387
Bahrain	—	647,110	—	647,110
Brazil	78,495,628	—	—	78,495,628
Chile	5,544,294	—	—	5,544,294
China	110,449,119	—	—	110,449,119
India	29,848,146	9,374	—	29,857,520
Indonesia	2,427,778	—	—	2,427,778
Israel	16,125,000	—	—	16,125,000
Malaysia	9,542,539	—	—	9,542,539
Mexico	43,111,911	—	—	43,111,911
Peru	1,452,595	—	—	1,452,595
Poland	3,518,711	—	—	3,518,711
Republic of Korea	88,618,965	—	—	88,618,965
Russia	22,938,997	9,563,265	—	32,502,262
South Africa	22,745,049	—	—	22,745,049
Taiwan	41,652,265	—	—	41,652,265
Thailand	7,175,189	—	—	7,175,189
Turkey	5,037,035	—	—	5,037,035
United Kingdom	1,031,881	1,041,226	—	2,073,107
United States	13,860,162	—	—	13,860,162
Exchange-Traded Fund	2,601,240	—	—	2,601,240
Preferred Stock[1]	24,836,233	8,578,006	—	33,414,239
Participation Notes	—	—	—	—
Total	$546,646,296	$22,687,809	$—	$569,334,105
Foreign Currency Exchange Contract	$—	$(1,303)	$—	$(1,303)
____________________

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 74.33% and 25.67%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments.

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments.

During the period ended Sept. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2014 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 868 [9/14] 11/14 (13538)	Emerging Markets Series-5

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Schedule of investments
September 30, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.18%
Consumer Discretionary – 25.02%
CBS Outdoor Americas	381,500	$11,422,110
Coupons.com †	466,928	5,584,459
DineEquity	368,134	30,036,053
Dunkin’ Brands Group	332,125	14,885,843
K12 †	468,333	7,474,595
Sally Beauty Holdings †	1,037,626	28,399,824
Shutterstock †	180,875	12,910,858
Ulta Salon Cosmetics & Fragrance †	248,800	29,400,696
		140,114,438
Energy – 4.75%
Core Laboratories	181,947	26,627,943
		26,627,943
Financial Services – 20.80%
Affiliated Managers Group †	130,025	26,051,809
Equity Commonwealth	1,005,000	25,838,550
Heartland Payment Systems	664,754	31,722,061
MSCI Class A †	698,425	32,839,943
		116,452,363
Financials – 1.48%
Ellie Mae †	253,800	8,273,880
		8,273,880
Healthcare – 10.76%
ABIOMED †	722,500	17,939,675
athenahealth †	90,857	11,964,958
Techne	324,200	30,328,910
		60,233,543
Producer Durables – 15.49%
Expeditors International of Washington	519,498	21,081,229
Graco	372,659	27,196,654
Ritchie Bros Auctioneers	735,625	16,470,644
Zebra Technologies †	310,035	22,003,184
		86,751,711
Technology – 13.87%
Blackbaud	537,889	21,133,659
Logitech International Class R †	1,480,826	19,079,411
NIC	789,317	13,592,039
VeriFone Systems †	693,763	23,851,572
		77,656,681
Utilities – 5.01%
j2 Global	568,854	28,078,633
		28,078,633
Total Common Stock
(cost $379,265,331)		544,189,192

	Principal
	amount°
Short-Term Investments – 3.11%
Discount Notes – 1.13% ≠
Federal Home Loan Bank
0.025% 11/13/14	1,071,952	1,071,947
0.035% 11/19/14	4,789,169	4,789,150
0.077% 11/14/14	440,381	440,379
		6,301,476
Repurchase Agreements – 1.16%
Bank of America Merrill Lynch
0.00%, dated 9/30/14, to be
repurchased on 10/1/14, repurchase
price $2,828,198 (collateralized by
U.S. government obligations
1.375%-2.375%;
1/15/17-1/15/20
market value $2,884,763)	2,828,198	2,828,198
Bank of Montreal
0.00%, dated 9/30/14, to be
repurchased on 10/1/14, repurchase
price $942,733 (collateralized by U.S.
government obligations
0.375%-3.125%;
1/31/16-8/15/44
market value $961,588)	942,733	942,733
BNP Paribas
0.00%, dated 9/30/14, to be
repurchased on 10/1/14, repurchase
price $2,744,069 (collateralized by
U.S. government obligations
0.125%-0.25%;
5/15/16-7/15/24
market value $2,798,951)	2,744,069	2,744,069
		6,515,000
U.S. Treasury Obligations – 0.82% ≠
U.S. Treasury Bill
0.005% 12/26/14	2,811,090	2,811,022
0.093% 11/13/14	1,757,947	1,757,926
		4,568,948
Total Short-Term Investments
(cost $17,384,982)		17,385,424

NQ-VIP- 874 [9/14] 11/14 (13546)	Smid Cap Growth Series-1

Delaware VIP® Smid Cap Growth Series
Schedule of investments (continued)

Total Value of Securities – 100.29%
(cost $396,650,313)	$561,574,616
Liabilities Net of Receivables and Other Assets – (0.29%)	(1,613,944)
Net Assets – 100.00%	$559,960,672
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

NQ-VIP- 874 [9/14] 11/14 (13546)	Smid Cap Growth Series-2

Delaware VIP® Trust — Delaware VIP Smid Cap Growth Series
Notes
September 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP Trust – Delaware VIP Smid Cap Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2014:

	Level 1	Level 2	Total
Common Stock	$544,189,192	$—	$544,189,192
Short-Term Investments	—	17,385,424	17,385,424
Total	$544,189,192	$17,385,424	$561,574,616

During the period ended Sept. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

NQ-VIP- 874 [9/14] 11/14 (13546)	Smid Cap Growth Series-3

(Unaudited)

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2014, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2014 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 874 [9/14] 11/14 (13546)	Smid Cap Growth Series-4

Delaware VIP® Trust — Delaware VIP High Yield Series
Schedule of investments
September 30, 2014 (Unaudited)

	Principal	Value
	amount°	(U.S. $)
Convertible Bond – 0.19%
Salix Pharmaceuticals 1.50% exercise
price $65.81, expiration date 3/15/19	300,000	$727,125
Total Convertible Bond
(cost $444,599)		727,125

Corporate Bonds – 82.20%
Automobiles – 2.39%
American Axle & Manufacturing
7.75% 11/15/19	1,128,000	1,269,000
Chassix 144A 9.25% 8/1/18 #	1,390,000	1,379,575
General Motors
4.875% 10/2/23	790,000	839,375
6.25% 10/2/43	1,120,000	1,316,000
International Automotive Components
Group 144A 9.125% 6/1/18 #	2,299,000	2,442,687
Meritor
6.25% 2/15/24	645,000	654,675
6.75% 6/15/21	1,075,000	1,123,375
		9,024,687
Banking – 3.44%
Bank of America 6.25% 9/29/49 •	1,235,000	1,233,070
Barclays Bank 7.625% 11/21/22	2,015,000	2,169,147
Credit Suisse Group 144A
7.50% 12/29/49 #•	1,820,000	1,915,550
HSBC Holdings 6.375% 12/29/49 •	1,755,000	1,755,000
JPMorgan Chase 6.75% 1/29/49 •	2,010,000	2,121,555
Lloyds Banking Group 7.50% 4/30/49 •	1,885,000	1,946,263
Popular 7.00% 7/1/19	1,845,000	1,863,450
		13,004,035
Basic Industry – 11.33%
AK Steel
7.625% 5/15/20	1,984,000	1,969,120
7.625% 10/1/21	875,000	850,937
ArcelorMittal 6.125% 6/1/18	1,810,000	1,923,125
Arch Coal 144A 8.00% 1/15/19 #	1,735,000	1,496,437
Builders FirstSource 144A
7.625% 6/1/21 #	1,550,000	1,581,000
Cemex
144A 5.70% 1/11/25 #	1,070,000	1,033,620
144A 7.25% 1/15/21 #	2,330,000	2,469,800
CPG Merger Sub 144A 8.00% 10/1/21 #	1,810,000	1,841,675
First Quantum Minerals
144A 6.75% 2/15/20 #	1,110,000	1,126,650
144A 7.00% 2/15/21 #	1,110,000	1,130,813
144A 7.25% 5/15/22 #	830,000	850,750
FMG Resources August 2006 144A
6.875% 4/1/22 #	2,782,000	2,841,117
Hardwoods Acquisition 144A
7.50% 8/1/21 #	1,225,000	1,212,750
INEOS Group Holdings 144A
5.875% 2/15/19 #	1,750,000	1,728,125
JMC Steel Group 144A 8.25% 3/15/18 #	1,435,000	1,454,731
Kissner Milling 144A 7.25% 6/1/19 #	1,515,000	1,556,663
LSB Industries 7.75% 8/1/19	1,300,000	1,384,500
Masonite International 144A
8.25% 4/15/21 #	1,847,000	1,985,525
New Gold 144A 6.25% 11/15/22 #	1,890,000	1,923,075
Nortek 8.50% 4/15/21	1,250,000	1,350,000
Polymer Group 144A 6.875% 6/1/19 #	1,620,000	1,617,975
Ryerson
9.00% 10/15/17	1,310,000	1,385,325
11.25% 10/15/18	363,000	401,115
Sappi Papier Holding 144A
6.625% 4/15/21 #	200,000	208,000
Steel Dynamics
144A 5.125% 10/1/21 #	525,000	532,875
144A 5.50% 10/1/24 #	1,100,000	1,108,250
TPC Group 144A 8.75% 12/15/20 #	2,090,000	2,231,075
Tupy Overseas 144A 6.625% 7/17/24 #	725,000	741,313
Wise Metals Group 144A
8.75% 12/15/18 #	815,000	874,088
Wise Metals Intermediate Holdings 144A
9.75% 6/15/19 #	535,000	569,106
WR Grace
144A 5.125% 10/1/21 #	700,000	713,125
144A 5.625% 10/1/24 #	695,000	714,981
		42,807,641
Capital Goods – 3.85%
Ardagh Packaging Finance 144A
6.00% 6/30/21 #	1,260,000	1,212,750
BWAY Holding 144A 9.125% 8/15/21 #	975,000	984,750
Consolidated Container 144A
10.125% 7/15/20 #	1,859,000	1,756,755
Gardner Denver 144A 6.875% 8/15/21 #	890,000	896,675
Gates Global 144A 6.00% 7/15/22 #	3,045,000	2,877,525
Milacron 144A 7.75% 2/15/21 #	1,930,000	2,040,975
Plastipak Holdings 144A
6.50% 10/1/21 #	1,375,000	1,402,500
Reynolds Group Issuer 8.25% 2/15/21	375,000	398,437
Signode Industrial Group 144A
6.375% 5/1/22 #	1,700,000	1,636,250
TransDigm 144A 6.50% 7/15/24 #	1,350,000	1,346,625
		14,553,242
Consumer Cyclical – 2.77%
BI-LO 144A PIK 8.625% 9/15/18 #T	600,000	549,000
DBP Holding 144A 7.75% 10/15/20 #	1,184,000	1,041,920
JC Penney 8.125% 10/1/19	435,000	426,300
Landry’s 144A 9.375% 5/1/20 #	2,802,000	2,977,125
Men’s Wearhouse 144A 7.00% 7/1/22 #	1,180,000	1,197,700
Midas Intermediate Holdco II 144A
7.875% 10/1/22 #	780,000	781,950
Pantry 8.375% 8/1/20	1,240,000	1,302,000

NQ-VIP- 876 [9/14] 11/14 (13544)	High Yield Series-1

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
PC Nextco Holdings 8.75% 8/15/19	550,000	$555,500
PF Chang’s China Bistro 144A
10.25% 6/30/20 #	1,256,000	1,252,860
Roundy’s Supermarkets 144A
10.25% 12/15/20 #	410,000	381,300
		10,465,655
Consumer Non-Cyclical – 1.97%
Crestview DS Merger Sub II
10.00% 9/1/21	1,245,000	1,381,950
Darling Ingredients 5.375% 1/15/22	690,000	698,625
JBS Investments 144A
7.75% 10/28/20 #	2,070,000	2,209,725
Prestige Brands 144A
5.375% 12/15/21 #	1,255,000	1,185,975
Spectrum Brands
6.375% 11/15/20	370,000	387,575
6.625% 11/15/22	1,490,000	1,571,950
		7,435,800
Energy – 17.16%
Athlon Holdings 144A 6.00% 5/1/22 #	965,000	1,037,375
Baytex Energy
144A 5.125% 6/1/21 #	365,000	357,700
144A 5.625% 6/1/24 #	2,505,000	2,414,194
California Resources
144A 5.50% 9/15/21 #	1,960,000	1,991,850
144A 6.00% 11/15/24 #	1,125,000	1,158,750
Calumet Specialty Products Partners
7.625% 1/15/22	2,725,000	2,779,500
Chaparral Energy
7.625% 11/15/22	955,000	983,650
8.25% 9/1/21	1,033,000	1,110,475
CHC Helicopter 9.375% 6/1/21	1,740,000	1,844,400
Chesapeake Energy 4.875% 4/15/22	3,360,000	3,393,600
Compressco Partners 144A
7.25% 8/15/22 #	1,905,000	1,914,525
Energy Transfer Equity 5.875% 1/15/24	840,000	854,700
Energy XXI Gulf Coast 144A
6.875% 3/15/24 #	2,715,000	2,558,887
Exterran Partners 6.00% 4/1/21	2,035,000	1,989,213
FTS International 144A 6.25% 5/1/22 #	1,960,000	1,935,500
Genesis Energy 5.75% 2/15/21	2,300,000	2,256,875
Halcon Resources
8.875% 5/15/21	815,000	806,850
9.75% 7/15/20	1,980,000	2,024,550
Hercules Offshore
144A 6.75% 4/1/22 #	1,660,000	1,301,025
144A 7.50% 10/1/21 #	915,000	741,150
144A 8.75% 7/15/21 #	575,000	503,125
Key Energy Services 6.75% 3/1/21	2,420,000	2,341,350
Laredo Petroleum
5.625% 1/15/22	860,000	847,100
Laredo Petroleum
7.375% 5/1/22	995,000	1,049,725
Linn Energy
6.50% 5/15/19	1,155,000	1,137,675
6.50% 9/15/21	825,000	808,500
Midstates Petroleum 9.25% 6/1/21	2,715,000	2,701,425
Murphy Oil USA 6.00% 8/15/23	1,745,000	1,827,887
Northern Blizzard Resources 144A
7.25% 2/1/22 #	1,210,000	1,252,350
Northern Oil & Gas 8.00% 6/1/20	1,680,000	1,713,600
NuStar Logistics 6.75% 2/1/21	1,250,000	1,365,625
Oasis Petroleum 6.875% 3/15/22	1,885,000	1,998,100
Ocean Rig UDW 144A 7.25% 4/1/19 #	2,255,000	2,074,600
Offshore Group Investment
7.125% 4/1/23	925,000	819,781
PDC Energy 7.75% 10/15/22	1,850,000	1,988,750
Pioneer Energy Services 144A
6.125% 3/15/22 #	720,000	714,600
Regency Energy Partners
5.875% 3/1/22	1,825,000	1,907,125
Samson Investment 9.75% 2/15/20	1,964,000	1,792,150
SandRidge Energy 8.125% 10/15/22	1,816,000	1,822,810
Triangle USA Petroleum 144A
6.75% 7/15/22 #	960,000	942,000
Ultra Petroleum 144A 6.125% 10/1/24 #	1,310,000	1,257,600
Warren Resources 144A 9.00% 8/1/22 #	500,000	490,000
		64,810,647
Healthcare – 5.35%
Amsurg 144A 5.625% 7/15/22 #	1,005,000	999,975
Community Health Systems
144A 6.875% 2/1/22 #	1,405,000	1,468,225
7.125% 7/15/20	495,000	525,319
8.00% 11/15/19	767,000	820,843
Crimson Merger Sub 144A
6.625% 5/15/22 #	950,000	866,875
DaVita HealthCare Partners
5.125% 7/15/24	3,750,000	3,691,406
Immucor 11.125% 8/15/19	371,000	402,535
Kinetic Concepts 10.50% 11/1/18	1,624,000	1,770,160
Mallinckrodt International Finance
4.75% 4/15/23	1,005,000	942,187
MPH Acquisition Holdings 144A
6.625% 4/1/22 #	890,000	901,125
Par Pharmaceutical 7.375% 10/15/20	1,115,000	1,167,963
Salix Pharmaceuticals 144A
6.00% 1/15/21 #	2,230,000	2,419,550
Tenet Healthcare
144A 5.00% 3/1/19 #	1,220,000	1,207,800
6.00% 10/1/20	855,000	906,300
8.125% 4/1/22	1,135,000	1,248,500

NQ-VIP- 876 [9/14] 11/14 (13544)	High Yield Series-2

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
Valeant Pharmaceuticals International
144A 6.375% 10/15/20 #	835,000	$861,094
		20,199,857
Insurance – 2.63%
American International Group
8.175% 5/15/58 •	1,670,000	2,258,675
Hockey Merger Sub 2 144A
7.875% 10/1/21 #	1,695,000	1,743,731
Hub Holdings 144A PIK 8.125%
7/15/19 #T	535,000	525,637
Onex USI Acquisition 144A
7.75% 1/15/21 #	2,035,000	2,035,000
XL Group 6.50% 10/29/49 •	3,493,000	3,388,210
		9,951,253
Media – 8.52%
Altice 144A 7.75% 5/15/22 #	1,865,000	1,930,275
CBS Outdoor Americas Capital 144A
5.875% 3/15/25 #	1,145,000	1,153,587
CCO Holdings 5.25% 9/30/22	1,345,000	1,321,463
Columbus International 144A
7.375% 3/30/21 #	2,775,000	2,896,406
CSC Holdings 144A 5.25% 6/1/24 #	3,345,000	3,219,563
DISH DBS 5.00% 3/15/23	1,195,000	1,149,441
Gannett
144A 4.875% 9/15/21 #	355,000	344,350
144A 5.50% 9/15/24 #	1,230,000	1,214,625
Gray Television 7.50% 10/1/20	1,825,000	1,875,187
iHeartMedia
144A 9.00% 9/15/22 #	900,000	895,500
PIK 14.00% 2/1/21 ✤	1,828,100	1,677,282
MDC Partners 144A 6.75% 4/1/20 #	1,965,000	2,033,775
Mediacom Broadband 144A
5.50% 4/15/21 #	1,180,000	1,171,150
Numericable Group
144A 6.00% 5/15/22 #	1,865,000	1,881,319
144A 6.25% 5/15/24 #	260,000	259,675
RCN Telecom Services 144A
8.50% 8/15/20 #	730,000	748,250
Sinclair Television Group 144A
5.625% 8/1/24 #	2,275,000	2,201,063
Virgin Media Finance
144A 6.00% 10/15/24 #	1,215,000	1,221,075
144A 6.375% 4/15/23 #	1,885,000	1,955,687
VTR Finance 144A 6.875% 1/15/24 #	2,930,000	3,039,875
		32,189,548
Services – 6.57%
AECOM Technology
144A 5.75% 10/15/22 #	700,000	704,375
144A 5.875% 10/15/24 #	845,000	854,506
Algeco Scotsman Global Finance 144A
10.75% 10/15/19 #	2,434,000	2,348,810
BlueLine Rental Finance 144A
7.00% 2/1/19 #	525,000	540,750
Caesars Growth Properties Holdings
144A 9.375% 5/1/22 #	2,025,000	1,779,469
Covanta Holding 5.875% 3/1/24	1,980,000	1,989,900
Geo Group 5.875% 10/15/24	1,175,000	1,183,813
Mattamy Group 144A 6.50% 11/15/20 #	2,285,000	2,290,713
MCE Finance 144A 5.00% 2/15/21 #	1,135,000	1,095,275
MGM Resorts International
6.75% 10/1/20	545,000	581,787
7.75% 3/15/22	967,000	1,078,205
Navios South American Logistics 144A
7.25% 5/1/22 #	1,780,000	1,766,650
Pinnacle Entertainment
6.375% 8/1/21	830,000	871,500
7.75% 4/1/22	804,000	878,370
Stena 144A 7.00% 2/1/24 #	1,950,000	2,032,875
United Rentals North America
5.75% 11/15/24	3,075,000	3,121,125
Vander Intermediate Holding II 144A PIK
9.75% 2/1/19 #T	695,000	728,013
Watco 144A 6.375% 4/1/23 #	965,000	974,650
		24,820,786
Technology & Electronics – 4.98%
BMC Software Finance 144A
8.125% 7/15/21 #	1,005,000	969,825
CommScope 144A 5.50% 6/15/24 #	1,960,000	1,935,500
Entegris 144A 6.00% 4/1/22 #	1,965,000	2,004,300
First Data
11.25% 1/15/21	2,349,000	2,680,796
11.75% 8/15/21	1,741,000	2,023,913
First Data Holdings 144A PIK 14.50%
9/24/19 #❖	105,892	111,584
Infinity Acquisition 144A 7.25% 8/1/22 #	750,000	727,500
Infor Software Parent 144A PIK 7.125%
5/1/21 #T	2,500,000	2,487,500
j2 Global 8.00% 8/1/20	1,865,000	2,023,525
NCR
5.875% 12/15/21	515,000	529,163
6.375% 12/15/23	1,610,000	1,694,525
Viasystems 144A 7.875% 5/1/19 #	1,534,000	1,614,535
		18,802,666
Telecommunications – 8.83%
CenturyLink 6.75% 12/1/23	1,075,000	1,156,969
Cogent Communications Finance 144A
5.625% 4/15/21 #	1,780,000	1,757,750
Digicel Group
144A 7.125% 4/1/22 #	820,000	820,410
144A 8.25% 9/30/20 #	2,949,000	3,052,510

NQ-VIP- 876 [9/14] 11/14 (13544)	High Yield Series-3

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Hughes Satellite Systems
7.625% 6/15/21	1,800,000	$1,971,000
Intelsat Luxembourg
7.75% 6/1/21	1,810,000	1,850,725
8.125% 6/1/23	3,965,000	4,153,337
Level 3 Escrow II 144A
5.375% 8/15/22 #	1,990,000	1,965,125
Sprint
144A 7.125% 6/15/24 #	2,265,000	2,290,481
144A 7.25% 9/15/21 #	2,005,000	2,092,719
144A 7.875% 9/15/23 #	1,965,000	2,087,813
Sprint Capital 6.90% 5/1/19	505,000	533,406
T-Mobile USA
6.00% 3/1/23	655,000	655,819
6.125% 1/15/22	570,000	574,987
6.25% 4/1/21	925,000	937,719
6.375% 3/1/25	1,160,000	1,160,000
West 144A 5.375% 7/15/22 #	1,425,000	1,318,125
Wind Acquisition Finance
144A 4.75% 7/15/20 #	895,000	861,438
144A 7.375% 4/23/21 #	1,710,000	1,722,825
Windstream
7.50% 6/1/22	605,000	639,031
7.50% 4/1/23	540,000	556,200
7.75% 10/1/21	1,140,000	1,219,800
		33,378,189
Utilities – 2.41%
AES 7.375% 7/1/21	198,000	222,750
AES Gener 144A 8.375% 12/18/73 #•	1,165,000	1,316,450
Calpine 5.375% 1/15/23	1,640,000	1,588,750
DPL 144A 6.75% 10/1/19 #	1,495,000	1,528,637
Dynegy 5.875% 6/1/23	1,075,000	1,007,813
Elwood Energy 8.159% 7/5/26	956,632	1,073,819
Enel 144A 8.75% 9/24/73 #•	2,024,000	2,355,531
		9,093,750
Total Corporate Bonds
(cost $309,631,923)		310,537,756

Senior Secured Loans – 8.52% «
Applied Systems 2nd Lien
7.50% 1/15/22	1,883,000	1,884,543
Ashland Water 2nd Lien 7.75% 7/2/22	715,000	701,892
Atkore International 2nd Lien
7.75% 9/27/21	1,000,000	991,875
Azure Midstream Tranche B
6.50% 10/21/18	389,934	389,691
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	1,980,000	2,001,037
Borgata Tranche B 1st Lien
6.75% 8/15/18	1,880,788	1,884,903
Caesars Growth Partners Tranche B 1st
Lien 6.25% 5/8/21	1,017,450	966,832
Citycenter Holdings Tranche B 1st Lien
4.25% 10/28/20	1,028,964	1,019,703
Clear Channel Communications Tranche
D 6.75% 1/30/19	1,855,000	1,774,424
Flint Group 2nd Lien 8.25% 5/2/22	2,040,000	2,009,400
Gentiva Health Services Tranche B
6.50% 10/10/19	1,533,413	1,538,204
Hostess Brands 1st Lien 6.75% 3/12/20	1,970,100	2,014,427
LTS Buyer 2nd Lien 8.00% 3/15/21	287,788	287,908
Mauser Holdings 2nd Lien
8.25% 6/30/22	2,070,000	2,054,475
Moxie Liberty Tranche B 7.50% 8/21/20	1,025,000	1,050,625
Moxie Patriot (Panda Power Fund)
Tranche B1 6.75% 12/19/20	1,015,000	1,040,375
Nuveen Investments 2nd Lien
6.50% 2/28/19	1,015,000	1,018,806
Otterbox Tranche B 5.75% 5/30/20	1,506,225	1,496,811
Panda Temple Power II Tranche B 1st
Lien 7.25% 4/3/19	1,200,000	1,222,126
Polymer Group Tranche B
5.25% 12/13/19	1,622,738	1,626,288
Rite Aid 2nd Lien 5.75% 8/3/20	1,033,000	1,049,464
Samson Investment 2nd Lien
5.00% 9/25/18	2,020,000	1,967,227
Travelport Finance Luxembourg
Tranche B 1st Lien 6.00% 8/15/21	1,180,000	1,179,447
Vantage Drilling Tranche B 1st Lien
5.75% 3/28/19	1,047,028	1,002,092
Total Senior Secured Loans
(cost $32,393,952)		32,172,575

	Number of
	shares
Common Stock – 1.50%
Akorn †	13,475	488,738
Century Communications =†	2,820,000	0
DIRECTV Class A †	21,870	1,892,192
General Motors	22,426	716,286
Hanesbrands	7,870	845,553
Kodiak Oil & Gas †	46,696	633,665
Las Vegas Sands	4,885	303,896
Range Resources	5,758	390,450
Valeant Pharmaceuticals International †	2,898	380,218
Total Common Stock
(cost $4,281,004)		5,650,998

NQ-VIP- 876 [9/14] 11/14 (13544)	High Yield Series-4

Delaware VIP® High Yield Series
Schedule of investments (continued)

	Number of	Value
	shares	(U.S. $)
Convertible Preferred Stock – 1.17%
Chesapeake Energy 144A 5.75%
exercise price $26.14, expiration date
12/31/49 #	1,015	$1,128,553
Dominion Resources 6.00% exercise
price $65.21, expiration date 7/1/16	20,800	1,170,000
Exelon 6.50% exercise price $43.75,
expiration date 6/1/17	23,800	1,209,040
Intelsat 5.75% exercise price $22.05,
expiration date 5/1/16	8,150	386,962
SandRidge Energy 7.00% exercise price
$7.76, expiration date 12/31/49	6,000	535,500
Total Convertible Preferred Stock
(cost $4,529,464)		4,430,055

Preferred Stock – 1.83%
Ally Financial 144A 7.00% #	3,800	3,822,563
GMAC Capital Trust I 8.125% •	40,000	1,064,400
Regions Financial 6.375%	83,000	2,032,670
Total Preferred Stock
(cost $6,082,986)		6,919,633

	Principal
	amount°
Short-Term Investments – 4.87%
Repurchase Agreements – 4.87%
Bank of America Merrill Lynch
0.00%, dated 9/30/14, to be
repurchased on 10/1/14, repurchase
price $7,979,296 (collateralized by
U.S. government obligations
1.375%-2.375%;
1/15/17-1/15/20 market value
$8,138,885)	7,979,296	7,979,296
Bank of Montreal
0.00%, dated 9/30/14, to be
repurchased on 10/1/14, repurchase
price $2,659,765 (collateralized by
U.S. government obligations
0.375%-3.125%;
1/31/16-8/15/44 market value
$2,712,962)	2,659,765	2,659,765
BNP Paribas
0.00%, dated 9/30/14, to be
repurchased on 10/1/14, repurchase
price $7,741,939 (collateralized by
U.S. government obligations
0.125%-0.25%;
5/15/16-7/15/24 market value
$7,896,778)	7,741,939	7,741,939
Total Short-Term Investments
(cost $18,381,000)		18,381,000
Total Value of Securities – 100.28%
(cost $375,744,928)		378,819,142

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS – (0.28%)	(1,058,939)
NET ASSETS – 100.00%	$377,760,203
____________________

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2014, the aggregate value of Rule 144A securities was $179,941,869, which represents 47.63% of the Series’ net assets.
✤	86% of the income received was in the form of cash and 14% of the income received was in the form of additional par.
❖	100% of the income received was in the form of additional par.
T	100% of the income received was in the form of additional cash.
=	Security is being fair valued in accordance with the Series’ fair valuation policy. At Sept. 30, 2014, the aggregate value of fair valued securities was $0, which represents 0.00% of the Series’ net assets. See Note 1 in “Notes.”
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
•	Variable rate security. The rate shown is the rate as of Sept. 30, 2014. Interest rates reset periodically.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Sept. 30, 2014.

NQ-VIP- 876 [9/14] 11/14 (13544)	High Yield Series-5

Delaware VIP® High Yield Series
Schedule of investments (continued)

The following futures contracts were outstanding at September 30, 2014:

Futures Contracts

					Unrealized
		Notional	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		Cost (Proceeds)	Value	Date	(Depreciation)
(45)	U.S. Treasury 2 yr Notes	$(9,850,717)	$(9,847,969)	1/2/15	$2,748
(83)	U.S. Treasury 5 yr Notes	(9,849,004)	(9,815,398)	1/2/15	33,606
		$(19,699,721)			$36,354

The use of futures contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The notional value presented above represents the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

Summary of abbreviations:
PIK – Pay-in-kind
yr – Year

NQ-VIP- 876 [9/14] 11/14 (13544)	High Yield Series-6

Delaware VIP® Trust — Delaware VIP High Yield Series
Notes
September 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP High Yield Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	inputs are significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2014:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$311,264,881	$—	$311,264,881
Senior Secured Loans	—	32,172,575	—	32,172,575
Common Stock	5,650,998	—	—	5,650,998
Convertible Preferred Stock[1]	2,766,002	1,664,053	—	4,430,055
Preferred Stock[1]	3,097,070	3,822,563	—	6,919,633
Short-Term Investments	—	18,381,000	—	18,381,000
Total	$11,514,070	$367,305,072	$—	$378,819,142
Futures Contracts	$36,354	$—	$—	$36,354
____________________

[1] Security type is valued across multiple levels. The amount attributed to Level 1 investments and Level 2 investments represents the following percentages of the total market value of this security type for the Series. Level 1 investments represent exchange-traded investments, while Level 2 investments represent investments with observable inputs.

	Level 1	Level 2	Total
Convertible Preferred Stock	62.44%	37.56%	100.00%
Preferred Stock	44.76%	55.24%	100.00%

The securities that have been deemed worthless in the “Schedule of investments” are considered to be Level 3 investments.

NQ-VIP- 876 [9/14] 11/14 (13544)	High Yield Series-7

(Unaudited)

During the period ended Sept. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2014 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 876 [9/14] 11/14 (13544)	High Yield Series-8

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Schedule of investments
September 30, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 99.43% Δ
Australia – 1.36%
Coca-Cola Amatil	111,420	$856,522
		856,522
Canada – 8.33%
AuRico Gold	108,335	378,256
CGI Group Class A †	79,414	2,683,418
WestJet Airlines @	62,085	1,736,395
Yamana Gold *	73,583	441,557
		5,239,626
China/Hong Kong – 5.18%
CNOOC	736,000	1,262,551
Techtronic Industries	271,859	786,008
Yue Yuen Industrial Holdings	399,000	1,210,126
		3,258,685
Denmark – 1.99%
Carlsberg Class B	14,093	1,253,041
		1,253,041
France – 19.15%
AXA	90,551	2,231,456
Kering *	4,677	943,135
Lafarge *	15,357	1,106,041
Publicis Groupe *	14,887	1,022,361
Sanofi	21,514	2,433,733
Teleperformance *	28,062	1,736,102
Total *	18,378	1,194,322
Vinci	23,864	1,386,711
		12,053,861
Germany – 4.93%
Bayerische Motoren Werke	5,434	583,551
Deutsche Post	46,985	1,506,814
Stada Arzneimittel	25,441	1,012,398
		3,102,763
Indonesia – 1.25%
Bank Rakyat Indonesia Persero	918,755	786,050
		786,050
Israel – 4.34%
Teva Pharmaceutical Industries ADR	50,800	2,730,500
		2,730,500
Italy – 3.80%
Saipem *†	51,177	1,088,566
UniCredit	165,113	1,305,549
		2,394,115
Japan – 20.58%
Don Quijote Holdings	9,800	562,094
East Japan Railway	18,956	1,420,857
ITOCHU	137,535	1,680,544
Mitsubishi UFJ Financial Group	366,535	2,072,904
Nippon Telegraph & Telephone	38,559	2,398,313
Nitori Holdings	28,958	1,792,959
Sumitomo Rubber Industries	70,900	1,007,916
Toyota Motor	34,243	2,018,078
		12,953,665
Netherlands – 4.64%
ING Groep CVA †	99,791	1,425,580
Koninklijke Philips	46,782	1,492,918
		2,918,498
Norway – 1.62%
Subsea 7	71,241	1,017,364
		1,017,364
Russia – 1.75%
Mobile Telesystems ADR	73,700	1,101,078
		1,101,078
Sweden – 3.51%
Nordea Bank	169,866	2,210,393
		2,210,393
Switzerland – 7.38%
Aryzta †	23,491	2,026,380
Novartis	27,725	2,618,141
		4,644,521
United Kingdom – 9.62%
Meggitt	79,762	583,411
National Grid	54,342	782,273
Rexam	140,877	1,123,152
Rio Tinto	22,130	1,087,549
Standard Chartered	94,309	1,743,646
Tesco	244,214	737,157
		6,057,188
Total Common Stock
(cost $55,869,103)		62,577,870

	Principal
	amount°
Short-Term Investments – 1.05%
Discount Notes – 0.83% ≠
Federal Home Loan Bank
0.025% 11/13/14	25,868	25,868
0.035% 11/19/14	189,970	189,969
0.077% 11/14/14	302,805	302,804
		518,641
U.S. Treasury Obligation – 0.22% ≠
U.S. Treasury Bill 0.093% 11/13/14	139,494	139,493
		139,493
Total Short-Term Investments
(cost $658,079)		658,134

NQ-VIP- 878 [9/14] 11/14 (13543)	International Value Equity Series-1

Delaware VIP® International Value Equity Series
Schedule of investments (continued)

Value
(U.S. $)
Total Value of Securities Before
Securities Lending
Collateral – 100.48%
(cost $56,527,182)	$63,236,004

	Number of
	shares
Securities Lending Collateral – 3.54%
Investment Company
Delaware Investments® Collateral Fund
No.1	2,227,062	$2,227,062
Total Securities Lending Collateral
(cost $2,227,062)		2,227,062

Total Value of Securities – 104.02%
(cost $58,754,244) ■	65,463,066
Obligation to Return Securities Lending Collateral – (3.54%)	(2,227,062)
Liabilities Net of Receivables and Other Assets – (0.48%)	(301,461)
Net Assets – 100.00%	$62,934,543
____________________

*	Fully or partially on loan.
@	Illiquid security. At Sept. 30, 2014, the aggregate value of illiquid securities was $1,736,395, which represents 2.76% of the Series’ net assets.
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $1,745,772 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
Δ	Securities have been classified by country of origin.

Summary of abbreviations:
ADR - American Depositary Receipt
CVA - Dutch Certificate

NQ-VIP- 878 [9/14] 11/14 (13543)	International Value Equity Series-2

Delaware VIP® Trust — Delaware VIP International Value Equity Series
Notes
September 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust -Delaware VIP International Value Equity Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2014:

	Level 1	Level 2	Total
Common Stock	$62,577,870	$—	$62,577,870
Securities Lending Collateral	—	2,227,062	2,227,062
Short-Term Investments	—	658,134	658,134
Total	$62,577,870	$2,885,196	$65,463,066

During the period ended Sept. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. This does not include transfers between Level 1 investments and Level 2 investments due to the Series utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Series occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Series’ net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Series’ net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to

NQ-VIP- 878 [9/14] 11/14 (13543)	International Value Equity Series-3

(Unaudited)

the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2014, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2014 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 878 [9/14] 11/14 (13543)	International Value Equity Series-4

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Schedule of investment
September 30, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Asset-Backed
Security – 0.00%
Fannie Mae Grantor Trust
Series 2003-T4 2A5
5.407% 9/26/33	22,008	$23,963
Total Agency Asset-Backed Security
(cost $21,830)		23,963

Agency Collateralized Mortgage
Obligations – 0.69%
Fannie Mae Grantor Trust
Series 2001-T5 A2 6.99% 2/19/30 •	18,468	20,940
Fannie Mae REMICs
Series 2002-90 A1 6.50% 6/25/42	565	645
Series 2003-52 NA 4.00% 6/25/23	84,977	89,679
Series 2003-120 BL 3.50% 12/25/18	208,551	216,853
Series 2004-49 EB 5.00% 7/25/24	18,406	20,139
Series 2005-66 FD 0.455% 7/25/35 •	355,421	356,307
Series 2005-110 MB 5.50% 9/25/35	6,170	6,673
Series 2011-88 AB 2.50% 9/25/26	144,510	147,819
Series 2011-113 MC 4.00% 12/25/40	237,082	247,951
Freddie Mac REMICs
Series 2326 ZQ 6.50% 6/15/31	25,040	28,371
Series 2931 GC 5.00% 1/15/34	47,079	48,367
Series 3016 FL 0.544% 8/15/35 •	62,907	63,257
Series 3027 DE 5.00% 9/15/25	19,743	21,479
Series 3067 FA 0.504% 11/15/35 •	1,546,558	1,551,929
Series 3232 KF 0.604% 10/15/36 •	64,859	65,421
Series 3297 BF 0.394% 4/15/37 •	553,382	555,573
Series 3416 GK 4.00% 7/15/22	10,509	10,665
Series 3737 NA 3.50% 6/15/25	114,734	119,429
Series 3780 LF 0.554% 3/15/29 •	317,542	318,102
Series 3800 AF 0.654% 2/15/41 •	3,410,363	3,439,170
Series 3803 TF 0.554% 11/15/28 •	297,458	299,287
Series 4163 CW 3.50% 4/15/40	2,406,789	2,510,531
Freddie Mac Strips
Series 19 F 1.037% 6/1/28 •	3,989	4,046
Freddie Mac Structured Pass Through
Securities
Series T-54 2A 6.50% 2/25/43 t	1,051	1,235
Series T-58 2A 6.50% 9/25/43 t	24,380	27,615
Total Agency Collateralized Mortgage
Obligations (cost $10,113,839)		10,171,483

Agency Mortgage-Backed
Securities – 5.47%
Fannie Mae
4.00% 9/1/20	1,484,016	1,571,824
6.50% 8/1/17	2,289	2,383
7.00% 11/15/16	76	76
Fannie Mae ARM
1.482% 8/1/37 •	264,049	284,381
1.915% 1/1/35 •	902,387	950,284
2.063% 8/1/34 •	13,860	14,616
2.092% 8/1/37 •	149,068	159,323
2.119% 3/1/38 •	3,502	3,733
2.127% 9/1/38 •	735,947	791,322
2.191% 9/1/35 •	169,581	179,483
2.192% 8/1/36 •	13,784	14,770
2.238% 4/1/36 •	6,662	7,188
2.259% 6/1/36 •	29,730	31,928
2.268% 7/1/36 •	17,492	19,046
2.274% 12/1/33 •	11,497	12,215
2.277% 10/1/33 •	7,036	7,089
2.277% 6/1/34 •	10,882	11,517
2.277% 7/1/36 •	15,984	17,275
2.301% 4/1/36 •	160,499	171,144
2.333% 11/1/35 •	84,362	90,280
2.344% 11/1/35 •	1,677	1,798
3.199% 4/1/44 •	741,622	764,383
3.474% 1/1/41 •	133,528	139,945
5.141% 8/1/35 •	3,114	3,335
5.807% 8/1/37 •	78,267	83,586
Fannie Mae Relocation 30 yr
5.00% 1/1/34	13,815	15,100
Fannie Mae S.F. 15 yr
3.00% 3/1/27	133,025	137,483
3.00% 11/1/27	8,514	8,799
3.50% 11/1/27	308,020	325,036
3.50% 6/1/29	2,999,918	3,165,759
3.50% 8/1/29	162,256	171,026
4.00% 5/1/24	1,011,651	1,079,420
4.00% 6/1/25	1,738,657	1,855,277
4.00% 11/1/25	3,681,375	3,931,264
4.00% 4/1/27	507,277	541,623
4.00% 5/1/27	1,709,269	1,823,774
4.50% 7/1/20	125,188	132,580
4.50% 9/1/20	575,540	609,393
5.00% 9/1/18	45,856	48,417
5.00% 10/1/18	828	883
5.00% 2/1/19	1,660	1,769
5.00% 5/1/21	9,079	9,679
5.00% 9/1/25	3,495,601	3,798,513
5.50% 1/1/23	5,342	5,843
5.50% 4/1/23	14,260	15,594
6.00% 3/1/18	203,260	212,136
6.00% 8/1/22	15,121	16,511
7.00% 11/1/14	2	2
8.00% 10/1/16	1,232	1,269
Fannie Mae S.F. 20 yr
4.00% 1/1/31	404,107	432,018
4.00% 2/1/31	625,527	668,665
6.00% 9/1/29	479,852	542,428
Fannie Mae S.F. 30 yr
4.50% 7/1/36	208,765	225,367

NQ-VIP- 862 [9/14] 11/14 (13542)	Limited-Term Diversified Income Series-1

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Agency Mortgage-Backed
Securities (continued)
Fannie Mae S.F. 30 yr
4.50% 4/1/40	232,364	$251,234
4.50% 11/1/40	621,175	671,908
4.50% 2/1/41	285,888	309,199
4.50% 3/1/41	1,281,916	1,386,486
4.50% 4/1/41	1,835,485	1,985,612
4.50% 10/1/41	728,230	787,741
4.50% 11/1/41	631,231	682,864
4.50% 12/1/43	110,372	119,484
4.50% 5/1/44	463,391	501,691
5.00% 4/1/33	204,048	225,726
5.00% 3/1/34	2,082	2,302
5.00% 2/1/36	332,139	367,235
5.00% 8/1/37	556,609	615,379
5.50% 12/1/32	46,033	51,664
5.50% 3/1/35	151,818	170,017
5.50% 4/1/36	53,143	59,281
5.50% 7/1/36	69,005	77,326
5.50% 2/1/37	4,418,969	4,922,245
5.50% 1/1/38	5,994,879	6,670,458
6.00% 11/1/34	984	1,111
6.00% 4/1/36	4,723	5,335
6.00% 8/1/37	458,061	518,161
6.00% 1/1/38	132,171	149,861
6.00% 5/1/38	1,130,773	1,278,970
6.00% 10/1/38	948,394	1,070,763
6.00% 1/1/39	457,556	516,864
6.00% 2/1/39	541,795	615,482
6.50% 6/1/29	732	829
6.50% 1/1/34	887	1,028
6.50% 4/1/36	1,447	1,637
6.50% 6/1/36	4,371	5,038
6.50% 10/1/36	3,469	3,927
6.50% 8/1/37	699	791
7.00% 12/1/34	597	682
7.00% 12/1/35	938	1,060
7.00% 4/1/37	349,147	390,108
7.00% 12/1/37	1,348	1,441
7.50% 6/1/31	6,724	8,102
7.50% 4/1/32	230	268
7.50% 5/1/33	628	638
7.50% 6/1/34	288	330
9.00% 7/1/20	5,661	6,113
10.00% 8/1/19	3,161	3,255
Fannie Mae S.F. 30 yr TBA
4.00% 11/1/44	705,000	740,735
4.50% 11/1/44	3,487,000	3,752,475
Freddie Mac ARM
2.249% 7/1/36 •	51,073	54,800
2.265% 10/1/36 •	4,169	4,443
2.338% 4/1/34 •	1,881	2,002
2.35% 4/1/33 •	5,514	5,578
2.385% 7/1/38 •	566,208	607,235
2.495% 6/1/37 •	147,614	154,216
2.526% 1/1/44 •	2,566,289	2,616,389
4.883% 8/1/38 •	11,072	11,670
6.362% 10/1/37 •	68,311	72,849
Freddie Mac S.F. 15 yr
3.50% 9/1/29	8,807,775	9,265,667
4.00% 5/1/25	144,442	154,186
4.00% 8/1/25	514,206	549,085
4.00% 4/1/26	2,045,483	2,181,873
4.50% 6/1/26	354,635	378,730
5.00% 4/1/20	43,116	45,959
5.00% 12/1/22	7,326	7,876
8.00% 5/1/15	392	394
Freddie Mac S.F. 30 yr
4.50% 10/1/39	329,733	355,787
4.50% 3/1/42	2,116,705	2,285,113
4.50% 10/1/43	246,400	266,198
5.50% 6/1/36	63,222	70,548
5.50% 5/1/37	552,126	619,851
5.50% 3/1/40	347,830	387,411
5.50% 8/1/40	1,252,229	1,393,522
5.50% 6/1/41	890,800	991,383
6.00% 2/1/36	849,010	966,714
6.00% 1/1/38	142,148	160,101
6.00% 6/1/38	375,055	422,868
6.00% 8/1/38	1,551,308	1,772,359
7.00% 11/1/33	5,556	6,451
9.00% 4/1/17	343	363
GNMA I S.F. 15 yr
6.00% 1/15/22	695,537	753,894
GNMA I S.F. 30 yr
7.00% 12/15/34	22,634	26,593
7.50% 1/15/32	737	905
Total Agency Mortgage-Backed
Securities (cost $79,809,667)		80,634,421

Commercial Mortgage-Backed
Securities – 1.42%
Banc of America Commercial Mortgage
Trust
Series 2007-4 AM 6.015% 2/10/51 •	205,000	225,745
Bear Stearns Commercial Mortgage
Securities
Series 2005-PWR7 A3
5.116% 2/11/41 •	543,354	547,035
CD Commercial Mortgage Trust
Series 2005-CD1 AM
5.40% 7/15/44 •	950,000	985,180

NQ-VIP- 862 [9/14] 11/14 (13542)	Limited-Term Diversified Income Series-2

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Commercial Mortgage-Backed
Securities (continued)
DB-UBS Mortgage Trust
Series 2011-LC1A A3 144A
5.002% 11/10/46 #	1,015,000	$1,133,280
FREMF Mortgage Trust
Series 2011-K702 B 144A
4.936% 4/25/44 #•	350,000	372,296
Series 2012-K708 B 144A
3.891% 2/25/45 #•	2,350,000	2,416,994
Series 2013-K712 B 144A
3.484% 5/25/45 #•	1,175,000	1,176,146
Goldman Sachs Mortgage Securities II
Series 2005-GG4 A4A
4.751% 7/10/39	1,697,409	1,710,482
Goldman Sachs Mortgage Securities
Trust
Series 2006-GG6 A4
5.553% 4/10/38 •	915,000	953,430
Hilton USA Trust
Series 2013-HLT AFX 144A
2.662% 11/5/30 #	2,385,000	2,393,262
Series 2013-HLT AFX 144A
3.367% 11/5/30 #	2,750,000	2,794,159
JPMBB Commercial Mortgage Securities
Trust
Series 2014-C18 A1 1.254% 2/15/47	885,002	880,176
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2006-LDP8 AM 5.44% 5/15/45	2,606,000	2,791,928
Lehman Brothers-UBS Commercial
Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 •	1,250,000	1,321,146
Series 2006-C6 AM 5.413% 9/15/39	515,000	553,902
Merrill Lynch Mortgage Trust 2004-BPC1
Series 2004-BPC1 A5
4.855% 10/12/41 •	121,804	121,730
Morgan Stanley Capital I Trust
Series 2005-HQ7 AJ
5.38% 11/14/42 •	500,000	515,992
Total Commercial Mortgage-Backed
Securities (cost $20,935,755)		20,892,883

Convertible Bond – 0.12%
Jefferies Group 3.875% exercise price
$45.19, expiration date 10/31/29	1,645,000	1,745,756
Total Convertible Bond
(cost $1,752,953)		1,745,756

Corporate Bonds – 57.33%
Banking – 12.97%
Abbey National Treasury Services
3.05% 8/23/18	1,760,000	1,825,699
ANZ New Zealand International 144A
2.60% 9/23/19 #	7,290,000	7,316,084
Bank of America
2.00% 1/11/18	1,135,000	1,130,955
4.20% 8/26/24	5,365,000	5,325,009
6.25% 9/29/49 •	2,305,000	2,301,397
Bank of Montreal 2.375% 1/25/19	5,410,000	5,458,290
Bank of New York Mellon
1.969% 6/20/17	1,830,000	1,859,886
BB&T 5.20% 12/23/15	1,670,000	1,757,254
BBVA U.S. Senior 4.664% 10/9/15	1,420,000	1,474,027
Branch Banking & Trust
0.554% 9/13/16 •	4,500,000	4,494,127
3.80% 10/30/26	3,055,000	3,048,193
Comerica 3.00% 9/16/15	2,185,000	2,234,256
Compass Bank 2.75% 9/29/19	9,170,000	9,171,293
Credit Suisse 2.30% 5/28/19	8,285,000	8,211,479
Export-Import Bank of China 144A
2.50% 7/31/19 #	2,780,000	2,755,211
Fifth Third Bank 2.875% 10/1/21	11,225,000	11,067,098
HBOS 144A 6.75% 5/21/18 #	7,810,000	8,848,730
HSBC Holdings 5.625% 12/29/49 •	1,645,000	1,635,541
JPMorgan Chase
3.45% 3/1/16	7,105,000	7,360,709
3.625% 5/13/24	760,000	755,842
3.875% 9/10/24	3,055,000	2,998,614
6.75% 1/29/49 •	4,950,000	5,224,725
JPMorgan Chase Bank
0.564% 6/13/16 •	605,000	605,002
KeyBank 5.45% 3/3/16	1,780,000	1,893,176
Manufacturers & Traders Trust
2.25% 7/25/19	9,200,000	9,155,380
Morgan Stanley 4.35% 9/8/26	9,090,000	8,954,377
Oversea-Chinese Banking 144A
4.00% 10/15/24 #•	2,165,000	2,189,536
PNC Bank 2.20% 1/28/19	10,875,000	10,898,240
PNC Preferred Funding Trust II 144A
1.457% 3/29/49 #•	3,900,000	3,787,875
Rabobank 2.25% 1/14/19	8,455,000	8,498,628
Santander Holdings USA
3.00% 9/24/15	2,385,000	2,428,967
4.625% 4/19/16	795,000	837,739
Skandinaviska Enskilda Banken 144A
2.375% 3/25/19 #	7,410,000	7,422,152
SunTrust Bank 0.525% 8/24/15 •	585,000	584,591
SunTrust Banks
2.35% 11/1/18	1,830,000	1,836,160
2.50% 5/1/19	10,385,000	10,434,827
3.60% 4/15/16	1,505,000	1,567,074

NQ-VIP- 862 [9/14] 11/14 (13542)	Limited-Term Diversified Income Series-3

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Swedbank 144A 2.375% 2/27/19 #	3,000,000	$3,005,220
US Bancorp 3.15% 3/4/15	750,000	759,014
USB Capital IX 3.50% 10/29/49 •	2,220,000	1,898,100
USB Realty 144A 1.381% 12/29/49 #•	200,000	185,750
Wells Fargo
2.15% 1/15/19	8,730,000	8,748,813
2.625% 12/15/16	1,450,000	1,501,023
4.10% 6/3/26	3,405,000	3,397,713
Wells Fargo Bank 0.441% 5/16/16 •	545,000	544,755
Woori Bank 144A 2.875% 10/2/18 #	1,455,000	1,484,208
Zions Bancorp 4.50% 6/13/23	2,195,000	2,302,314
		191,175,053
Basic Industry – 2.20%
BHP Billiton Finance USA
1.875% 11/21/16	6,860,000	7,003,305
Celanese US Holdings
4.625% 11/15/22	2,165,000	2,132,525
CF Industries 6.875% 5/1/18	4,740,000	5,494,101
Georgia-Pacific 144A 5.40% 11/1/20 #	2,365,000	2,675,919
International Paper
3.65% 6/15/24	3,585,000	3,485,391
7.50% 8/15/21	2,000,000	2,486,818
Lubrizol 5.50% 10/1/14	790,000	790,000
Mosaic 4.25% 11/15/23	2,265,000	2,361,865
Plains Exploration & Production
6.50% 11/15/20	1,341,000	1,471,908
Rock-Tenn
3.50% 3/1/20	2,825,000	2,875,666
4.45% 3/1/19	1,510,000	1,618,460
		32,395,958
Brokerage – 0.84%
Jefferies Group 5.125% 1/20/23	3,115,000	3,316,534
Lazard Group
4.25% 11/14/20	4,205,000	4,401,899
6.85% 6/15/17	733,000	826,397
Legg Mason 2.70% 7/15/19	3,815,000	3,830,584
		12,375,414
Capital Goods – 1.93%
Caterpillar Financial Services
2.45% 9/6/18	6,430,000	6,568,875
Crane 2.75% 12/15/18	2,530,000	2,577,673
Ingersoll-Rand Global Holding
2.875% 1/15/19	6,365,000	6,507,710
John Deere Capital 1.70% 1/15/20	2,255,000	2,184,966
United Technologies 1.80% 6/1/17	4,425,000	4,493,282
URS 3.85% 4/1/17	3,585,000	3,702,316
Waste Management 2.60% 9/1/16	2,365,000	2,434,704
		28,469,526
Communications – 3.77%
American Tower Trust I 144A
1.551% 3/15/43 #	3,090,000	3,042,344
British Sky Broadcasting Group 144A
3.75% 9/16/24 #	3,850,000	3,849,061
Crown Castle Towers 144A
3.214% 8/15/15 #	795,000	812,164
DIRECTV Holdings 4.45% 4/1/24	4,235,000	4,419,100
Discovery Communications
3.70% 6/1/15	2,650,000	2,706,874
Interpublic Group 2.25% 11/15/17	1,155,000	1,160,404
Rogers Communications
7.50% 3/15/15	1,262,000	1,301,800
SBA Tower Trust 144A 2.24% 4/16/18 #	1,660,000	1,639,008
SES 144A 3.60% 4/4/23 #	3,175,000	3,208,458
SES Global Americas Holdings 144A
2.50% 3/25/19 #	5,555,000	5,528,642
Telefonica Emisiones 4.57% 4/27/23	5,170,000	5,407,505
Time Warner
3.55% 6/1/24	4,560,000	4,503,675
5.875% 11/15/16	2,145,000	2,354,751
Time Warner Cable
4.00% 9/1/21	3,130,000	3,298,410
8.25% 4/1/19	4,205,000	5,242,294
Verizon Communications
4.50% 9/15/20	3,640,000	3,941,046
5.15% 9/15/23	2,830,000	3,136,127
		55,551,663
Consumer Cyclical – 8.60%
American Honda Finance
1.20% 7/14/17	425,000	423,566
144A 1.60% 2/16/18 #	4,665,000	4,651,742
Carnival 1.20% 2/5/16	5,925,000	5,945,832
CVS Health 2.25% 12/5/18	11,000,000	11,050,611
Daimler Finance North America 144A
2.25% 9/3/19 #	6,555,000	6,498,063
Delphi 4.15% 3/15/24	2,620,000	2,677,847
Ford Motor Credit
4.25% 2/3/17	1,200,000	1,273,128
5.00% 5/15/18	4,285,000	4,683,741
General Motors 3.50% 10/2/18	1,960,000	2,001,650
General Motors Financial
3.00% 9/25/17	1,570,000	1,587,663
4.375% 9/25/21	1,865,000	1,909,294
Historic TW 6.875% 6/15/18	1,340,000	1,566,430
Home Depot 2.25% 9/10/18	7,355,000	7,478,630
Host Hotels & Resorts 3.75% 10/15/23	1,740,000	1,723,827
Hyundai Capital America
144A 2.125% 10/2/17 #	260,000	263,339
144A 2.55% 2/6/19 #	3,000,000	3,026,697
144A 4.00% 6/8/17 #	1,445,000	1,526,861

NQ-VIP- 862 [9/14] 11/14 (13542)	Limited-Term Diversified Income Series-4

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
International Game Technology
5.35% 10/15/23	3,535,000	$3,641,764
Lowe’s 1.625% 4/15/17	5,440,000	5,490,554
Magna International 3.625% 6/15/24	3,475,000	3,460,012
Marriott International 3.375% 10/15/20	1,720,000	1,767,254
Target 2.30% 6/26/19	3,800,000	3,809,815
Toyota Motor Credit
2.00% 10/24/18	6,300,000	6,315,170
2.125% 7/18/19	13,015,000	12,987,283
Viacom
2.50% 12/15/16	4,960,000	5,096,936
2.50% 9/1/18	5,875,000	5,954,359
Volkswagen Group of America Finance
144A 2.125% 5/23/19 #	8,760,000	8,697,795
Walgreen 1.80% 9/15/17	7,175,000	7,206,089
Wyndham Worldwide 2.95% 3/1/17	3,880,000	3,987,647
		126,703,599
Consumer Non-Cyclical – 7.64%
Allergan 1.35% 3/15/18	1,670,000	1,622,119
Anheuser-Busch InBev Finance
2.15% 2/1/19	8,715,000	8,678,101
Baxter International 1.85% 6/15/18	3,045,000	3,035,022
Boston Scientific
2.65% 10/1/18	2,515,000	2,542,009
6.00% 1/15/20	1,805,000	2,060,281
CareFusion 6.375% 8/1/19	3,550,000	4,099,235
Celgene 2.30% 8/15/18	6,055,000	6,090,046
Express Scripts Holding 2.25% 6/15/19	2,500,000	2,467,705
Forest Laboratories 144A
4.375% 2/1/19 #	7,070,000	7,448,938
Ingredion 1.80% 9/25/17	2,460,000	2,471,833
Kraft Foods Group 2.25% 6/5/17	5,115,000	5,213,883
Kroger
0.763% 10/17/16 •	7,080,000	7,103,732
3.30% 1/15/21	2,125,000	2,157,549
Mattel 1.70% 3/15/18	4,085,000	4,056,144
McKesson 2.284% 3/15/19	10,820,000	10,752,375
Mylan 2.60% 6/24/18	5,400,000	5,455,172
Newell Rubbermaid 2.05% 12/1/17	1,160,000	1,164,457
Pernod-Ricard
144A 2.95% 1/15/17 #	3,560,000	3,671,987
144A 5.75% 4/7/21 #	2,025,000	2,309,375
Quest Diagnostics 2.70% 4/1/19	2,000,000	2,012,090
Sysco
3.00% 10/2/21	11,190,000	11,228,281
3.50% 10/2/24	1,500,000	1,507,206
Thermo Fisher Scientific 2.40% 2/1/19	7,205,000	7,223,531
Tyson Foods 2.65% 8/15/19	8,295,000	8,319,810
		112,690,881
Electric – 4.53%
American Electric Power
2.95% 12/15/22	2,770,000	2,708,024
Berkshire Hathaway Energy
2.00% 11/15/18	7,030,000	6,979,574
CenterPoint Energy 5.95% 2/1/17	1,675,000	1,848,450
Commonwealth Edison 2.15% 1/15/19	2,305,000	2,317,512
Electricite de France
144A 2.15% 1/22/19 #	5,915,000	5,904,554
144A 5.25% 1/29/49 #•	2,705,000	2,755,719
Jersey Central Power & Light
5.625% 5/1/16	1,825,000	1,948,363
Kansas City Power & Light
6.375% 3/1/18	3,715,000	4,208,330
LG&E & KU Energy 3.75% 11/15/20	470,000	488,942
National Rural Utilities Cooperative
Finance 2.15% 2/1/19	9,170,000	9,216,492
NextEra Energy Capital Holdings
2.70% 9/15/19	11,210,000	11,341,549
NV Energy 6.25% 11/15/20	2,580,000	3,038,097
PPL Capital Funding 1.90% 6/1/18	3,320,000	3,308,656
Southern 2.45% 9/1/18	7,765,000	7,905,601
State Grid Overseas Investment 2014
144A 2.75% 5/7/19 #	2,835,000	2,843,942
		66,813,805
Energy – 3.57%
Anadarko Petroleum 3.45% 7/15/24	2,025,000	1,993,019
BG Energy Capital 144A
2.875% 10/15/16 #	3,535,000	3,659,867
CNOOC Nexen Finance 2014
4.25% 4/30/24	2,840,000	2,884,006
Continental Resources 4.50% 4/15/23	6,525,000	6,770,640
El Paso Pipeline Partners Operating
4.30% 5/1/24	1,895,000	1,892,063
6.50% 4/1/20	3,840,000	4,413,869
ENSCO 4.50% 10/1/24	630,000	633,384
EOG Resources 2.45% 4/1/20	4,170,000	4,144,955
Noble Holding International
3.05% 3/1/16	6,710,000	6,898,732
Schlumberger Investment 144A
1.95% 9/14/16 #	2,875,000	2,933,823
Schlumberger Norge 144A
1.95% 9/14/16 #	3,675,000	3,750,191
Shell International Finance
2.00% 11/15/18	6,395,000	6,451,397
3.10% 6/28/15	980,000	1,000,379
Sunoco Logistics Partners Operations
3.45% 1/15/23	2,385,000	2,317,330
Woodside Finance
144A 4.50% 11/10/14 #	1,100,000	1,104,580

NQ-VIP- 862 [9/14] 11/14 (13542)	Limited-Term Diversified Income Series-5

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Woodside Finance
144A 8.75% 3/1/19 #	1,430,000	$1,788,747
		52,636,982
Finance Companies – 0.74%
General Electric Capital
144A 3.80% 6/18/19 #	1,355,000	1,444,795
6.00% 8/7/19	3,785,000	4,419,078
7.125% 12/29/49 •	4,300,000	4,984,788
		10,848,661
Insurance – 2.30%
American International Group
6.40% 12/15/20	1,940,000	2,311,073
8.25% 8/15/18	4,015,000	4,908,317
Berkshire Hathaway Finance
2.90% 10/15/20	1,530,000	1,557,366
Chubb 6.375% 3/29/67 •	1,190,000	1,310,487
ING U.S. 2.90% 2/15/18	4,720,000	4,859,736
MetLife 1.756% 12/15/17	3,605,000	3,629,399
Metropolitan Life Global Funding I 144A
1.875% 6/22/18 #	1,435,000	1,429,765
Pricoa Global Funding I
144A 1.60% 5/29/18 #	920,000	908,617
144A 2.20% 5/16/19 #	9,435,000	9,319,072
Principal Financial Group
1.85% 11/15/17	3,665,000	3,668,976
		33,902,808
Natural Gas – 1.24%
EnLink Midstream Partners
4.40% 4/1/24	4,830,000	5,022,659
Enterprise Products Operating
3.20% 2/1/16	2,500,000	2,581,505
Kinder Morgan Energy Partners
4.15% 2/1/24	1,320,000	1,306,073
Sempra Energy 2.30% 4/1/17	3,460,000	3,533,608
TransCanada PipeLines
3.40% 6/1/15	1,480,000	1,508,157
6.35% 5/15/67 •	35,000	36,225
Williams Partners 7.25% 2/1/17	3,821,000	4,305,316
		18,293,543
Real Estate – 1.08%
Alexandria Real Estate Equities
3.90% 6/15/23	1,410,000	1,407,587
Health Care REIT 3.625% 3/15/16	2,490,000	2,584,747
Healthcare Trust of America Holdings
3.375% 7/15/21	1,150,000	1,145,936
Simon Property Group 2.80% 1/30/17	5,650,000	5,846,660
WEA Finance 144A 2.70% 9/17/19 #	4,895,000	4,912,177
		15,897,107
Technology – 4.04%
Amphenol 3.125% 9/15/21	11,135,000	11,126,805
Apple 1.00% 5/3/18	6,440,000	6,284,371
Baidu 2.75% 6/9/19	4,000,000	3,980,544
Hewlett-Packard
3.00% 9/15/16	1,830,000	1,894,811
3.30% 12/9/16	1,565,000	1,633,774
International Business Machines
1.25% 2/6/17	6,800,000	6,826,826
Motorola Solutions 4.00% 9/1/24	3,130,000	3,061,428
National Semiconductor 6.60% 6/15/17	925,000	1,055,635
NetApp
3.25% 12/15/22	1,255,000	1,226,381
3.375% 6/15/21	3,585,000	3,612,203
Oracle
2.25% 10/8/19	9,535,000	9,502,285
3.40% 7/8/24	45,000	44,914
Seagate HDD Cayman 144A
4.75% 1/1/25 #	3,930,000	3,930,000
Tencent Holdings 144A
3.375% 5/2/19 #	1,295,000	1,310,381
Xerox
5.625% 12/15/19	1,360,000	1,538,640
6.35% 5/15/18	2,250,000	2,573,026
		59,602,024
Transportation – 1.88%
AP Moeller - Maersk 144A
2.55% 9/22/19 #	3,275,000	3,286,728
CSX 5.60% 5/1/17	950,000	1,047,968
ERAC USA Finance 144A
1.40% 4/15/16 #	4,160,000	4,190,992
Norfolk Southern 3.85% 1/15/24	1,920,000	1,989,304
Penske Truck Leasing
144A 2.50% 6/15/19 #	8,890,000	8,849,613
144A 3.75% 5/11/17 #	630,000	662,792
Union Pacific 2.25% 2/15/19	4,850,000	4,909,219
United Parcel Service 5.125% 4/1/19	2,415,000	2,720,657
		27,657,273
Total Corporate Bonds
(cost $841,188,139)		845,014,297

Municipal Bonds – 0.56%
Railsplitter Tobacco Settlement
Authority, Illinois
5.00% 6/1/15	1,475,000	1,517,377
University of California
Series Y-2 0.752% 7/1/41 •	6,670,000	6,685,141
Total Municipal Bonds
(cost $8,158,216)		8,202,518

NQ-VIP- 862 [9/14] 11/14 (13542)	Limited-Term Diversified Income Series-6

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed
Securities – 32.11%
AEP Texas Central Transition Funding II
Series 2006-A A4 5.17% 1/1/18	1,000,000	$1,080,430
Ally Master Owner Trust
Series 2012-3 A1 0.854% 6/15/17 •	6,500,000	6,518,597
Series 2013-1 A2 1.00% 2/15/18	915,000	916,458
Series 2013-2 A 0.604% 4/15/18 •	5,300,000	5,308,252
Series 2014-1 A1 0.624% 1/15/19 •	8,000,000	8,025,976
Series 2014-2 A 0.524% 1/16/18 •	7,000,000	7,003,661
American Express Credit Account Master
Trust
Series 2013-1 A 0.574% 2/16/21 •	9,730,000	9,759,433
Series 2013-2 A 0.574% 5/17/21 •	4,345,000	4,362,284
Series 2013-3 A 0.98% 5/15/19	5,200,000	5,195,159
Series 2014-1 A 0.524% 12/15/21 •	7,500,000	7,506,600
Ameriquest Mortgage Securities
Asset-Backed Pass Through
Certificates
Series 2003-11 AF6
5.64% 12/25/33 tϕ	16,079	16,729
ARI Fleet Lease Trust
Series 2012-B A 144A
0.454% 1/15/21 #•	2,204,067	2,202,953
Avis Budget Rental Car Funding AESOP
Series 2011-3A A 144A
3.41% 11/20/17 #	960,000	999,628
Bank of America Credit Card Trust
Series 2007-A4 A4
0.194% 11/15/19 •	2,150,000	2,135,632
Barclays Dryrock Issuance Trust
Series 2014-1 A 0.514% 12/16/19 •	2,650,000	2,652,544
Series 2014-2 A 0.494% 3/16/20 •	2,500,000	2,501,323
BMW Floorplan Master Owner Trust
Series 2012-1A A 144A
0.554% 9/15/17 #•	7,500,000	7,517,107
Cabela’s Master Credit Card Trust
Series 2012-1A A2 144A
0.684% 2/18/20 #•	7,930,000	7,989,063
Series 2012-2A A2 144A
0.634% 6/15/20 #•	13,065,000	13,156,207
Series 2014-1 A 0.504% 3/16/20 •	8,000,000	7,995,048
Series 2014-2 A 0.604% 7/15/22 •	3,750,000	3,748,204
California Republic Auto Receivables
Trust
Series 2013-2 A2 1.23% 3/15/19	2,516,950	2,530,325
Capital One Multi-Asset Execution Trust
Series 2006-A11 A11
0.244% 6/17/19 •	3,000,000	2,988,066
Series 2007-A1 A1
0.204% 11/15/19 •	8,080,000	8,040,982
Series 2007-A5 A5 0.194% 7/15/20 •	5,250,000	5,211,638
Series 2007-A7 A7 5.75% 7/15/20	545,000	609,779
Series 2013-A2 A2 0.334% 2/15/19 •	8,600,000	8,598,658
Series 2013-A3 A3 0.96% 9/16/19	6,125,000	6,107,170
Series 2014-A3 A3 0.534% 1/18/22 •	6,635,000	6,641,934
Chase Issuance Trust
Series 2007-B1 B1 0.404% 4/15/19 •	6,000,000	5,972,970
Series 2012-A2 A2 0.424% 5/15/19 •	12,000,000	12,031,284
Series 2012-A9 A9
0.304% 10/16/17 •	5,300,000	5,305,030
Series 2012-A10 A10
0.414% 12/16/19 •	3,815,000	3,807,977
Series 2013-A3 A3 0.434% 4/15/20 •	9,910,000	9,901,527
Series 2013-A9 A 0.574% 11/16/20 •	6,000,000	6,012,420
Chesapeake Funding
Series 2012-2A A 144A
0.603% 5/7/24 #•	2,582,371	2,586,381
Series 2014-1A A 144A
0.576% 3/7/26 #•	5,500,000	5,494,489
Citibank Credit Card Issuance Trust
Series 2013-A2 A2 0.435% 5/26/20 •	5,255,000	5,247,485
Series 2013-A4 A4 0.575% 7/24/20 •	950,000	953,167
Series 2013-A7 A7 0.584% 9/10/20 •	5,170,000	5,189,977
Series 2013-A11 A11
0.392% 2/7/18 •	2,135,000	2,136,761
Series 2014-A2 A2 1.02% 2/22/19	5,000,000	4,978,785
Conseco Financial
Series 1997-6 A8 7.07% 1/15/29	53,262	54,410
Dell Equipment Finance Trust
Series 2014-1 A3 144A
0.94% 6/22/20 #	935,000	934,403
Discover Card Execution Note Trust
Series 2011-A4 A4 0.504% 5/15/19 •	1,000,000	1,003,552
Series 2012-A4 A4
0.524% 11/15/19 •	13,135,000	13,189,944
Series 2013-A1 A1 0.454% 8/17/20 •	8,925,000	8,928,641
Series 2013-A3 A3
0.334% 10/15/18 •	9,720,000	9,720,214
Series 2013-A5 A5 1.04% 4/15/19	5,250,000	5,247,338
Series 2013-A6 A6 0.604% 4/15/21 •	7,100,000	7,120,065
Series 2014-A1 A1 0.584% 7/15/21 •	7,340,000	7,352,632
Series 2014-A3 A3 1.22% 10/15/19	1,430,000	1,427,201
Enterprise Fleet Financing
Series 2013-2 A2 144A
1.06% 3/20/19 #	3,089,424	3,099,421
Series 2014-1 A2 144A
0.87% 9/20/19 #	3,000,000	2,999,655
Fifth Third Auto Trust
Series 2014-2 A2B 0.314% 4/17/17 •	6,575,000	6,592,937

NQ-VIP- 862 [9/14] 11/14 (13542)	Limited-Term Diversified Income Series-7

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed
Securities (continued)
Ford Credit Floorplan Master Owner
Trust A
Series 2013-1 A1 0.85% 1/15/18	4,065,000	$4,069,817
Series 2013-1 A2 0.534% 1/15/18 •	4,750,000	4,754,902
Series 2014-1 A2 0.554% 2/15/19 •	2,970,000	2,973,906
GE Dealer Floorplan Master Note Trust
Series 2012-2 A 0.904% 4/22/19 •	16,930,000	17,080,508
Series 2012-4 A 0.594% 10/20/17 •	4,955,000	4,961,798
Series 2013-1 A 0.554% 4/20/18 •	10,440,000	10,469,921
GE Equipment Transportation
Series 2013-1 A3 0.69% 11/25/16	2,445,000	2,448,511
Series 2014-1 A3 0.97% 4/23/18	4,500,000	4,497,179
Golden Credit Card Trust
Series 2012-3A A 144A
0.606% 7/17/17 #•	11,925,000	11,946,703
Series 2012-5A A 144A
0.79% 9/15/17 #	565,000	566,084
Series 2013-1A A 144A
0.404% 2/15/18 #•	7,850,000	7,846,711
Series 2013-2A A 144A
0.586% 9/15/18 #•	6,850,000	6,867,625
Series 2014-2A A 144A 0.606%
3/15/21 #=•	7,490,000	7,486,668
Gracechurch Card Funding
Series 2012-1A A1 144A
0.854% 2/15/17 #•	8,640,000	8,658,325
GreatAmerica Leasing Receivables
Series 2014-1 A3 144A
0.89% 7/15/17 #	8,125,000	8,113,641
Hertz Fleet Lease Funding
Series 2014-1 A 144A
0.554% 4/10/28 #•	5,000,000	5,001,990
Hyundai Auto Lease Securitization Trust
Series 2014-A A4 144A
1.01% 9/15/17 #	1,530,000	1,530,487
M&T Bank Auto Receivables Trust
Series 2013-1A A3 144A
1.06% 11/15/17 #	6,000,000	6,030,084
Master Credit Card Trust II
Series 2012-2A A 144A
0.78% 4/21/17 #	3,700,000	3,701,672
MASTR Specialized Loan Trust
Series 2005-2 A2 144A
5.006% 7/25/35 #•	2,258	2,258
Motor
Series 2013-1A A1 144A
0.655% 2/25/21 #•	2,513,333	2,515,555
Navistar Financial Dealer Note Master
Trust
Series 2013-2 A 144A
0.835% 9/25/18 #•	6,000,000	6,013,752
Nissan Auto Receivables Owner Trust
Series 2013-C A3 0.67% 8/15/18	2,590,000	2,583,872
Nissan Master Owner Trust Receivables
Series 2012-A A 0.624% 5/15/17 •	7,677,000	7,687,633
Series 2013-A A 0.454% 2/15/18 •	8,995,000	8,995,000
PFS Financing
Series 2013-AA A 144A
0.704% 2/15/18 #•	5,480,000	5,477,249
Series 2014-AA A 144A
0.754% 2/15/19 #•	6,000,000	6,011,250
Trade MAPS 1
Series 2013-1A A 144A
0.854% 12/10/18 #•	11,750,000	11,781,795
Trafigura Securitisation Finance
Series 2012-1A A 144A
2.554% 10/15/15 #•	1,977,000	1,985,186
Volkswagen Auto Lease Trust 2014-A
Series 2014-A A2B
0.364% 10/20/16 •	3,643,141	3,639,884
Volvo Financial Equipment
Series 2014-1A A3 144A
0.82% 4/16/18 #	2,000,000	1,994,522
Wheels SPV 2
Series 2014-1A A2 144A
0.84% 3/20/23 #	3,425,000	3,411,810
World Financial Network Credit Card
Master Trust
Series 2014-A A 0.534% 12/15/19 •	7,500,000	7,505,227
Total Non-Agency Asset-Backed
Securities
(cost $472,692,288)		473,220,031

Non-Agency Collateralized Mortgage
Obligations – 0.37%
American Home Mortgage Investment
Trust
Series 2005-2 5A1 5.064% 9/25/35 ϕ	25,146	24,928
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20	33,322	34,396
Series 2005-6 7A1 5.50% 7/25/20	29,403	29,958
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2003-21 A1
2.599% 5/25/33 t•	5,670	5,752
Series 2003-46 1A1
2.574% 1/19/34 t•	5,687	5,706

NQ-VIP- 862 [9/14] 11/14 (13542)	Limited-Term Diversified Income Series-8

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

	Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage
Obligations (continued)
Fannie Mae Connecticut Avenue
Securities
Series 2014-C02 1M1
1.105% 5/25/24 •	2,835,120	$2,790,479
Series 2014-C03 1M1
1.355% 7/25/24 •	2,228,506	2,212,826
Freddie Mac Structured Agency Credit
Risk Debt Notes
Series 2014-DN2 M2
1.805% 4/25/24 •	375,000	364,210
GSMPS Mortgage Loan Trust
Series 1998-3 A 144A
7.75% 9/19/27 #•	8,482	8,896
MASTR ARM Trust
Series 2003-6 1A2 2.45% 12/25/33 •	5,749	5,748
Washington Mutual Mortgage Pass
Through Certificates
Series 2003-S10 A2
5.00% 10/25/18 t	10,887	11,205
Total Non-Agency Collateralized
Mortgage Obligations
(cost $5,553,152)		5,494,104

Short-Term Investments – 3.94%
Discount Notes – 1.10% ≠
Federal Home Loan Bank
0.025% 11/13/14	2,031,033	2,031,025
0.035% 11/19/14	13,128,985	13,128,932
0.077% 11/14/14	1,101,470	1,101,466
		16,261,423
Repurchase Agreements – 1.85%
Bank of America Merrill Lynch
0.00%, dated 9/30/14, to be
repurchased on 10/1/14, repurchase
price $11,794,651 (collateralized by
U.S. government obligations
1.375%-2.375%;
1/15/17-1/15/20 market value
$12,030,548)	11,794,651	11,794,651
Bank of Montreal
0.00%, dated 9/30/14, to be
repurchased on 10/1/14, repurchase
price $3,931,550 (collateralized by
U.S. government obligations
0.375%-3.125%;
1/31/16-8/15/44 market value
$4,010,183)	3,931,550	3,931,550
BNP Paribas
0.00%, dated 9/30/14, to be
repurchased on 10/1/14, repurchase
price $11,443,799 (collateralized by
U.S. government obligations
0.125%-0.25%;
5/15/16-7/15/24 market value
$11,672,677)	11,443,799	11,443,799
		27,170,000
U.S. Treasury Obligations – 0.99% ≠
U.S. Treasury Bills
0.005% 12/26/14	2,532,079	2,532,018
0.093% 11/13/14	12,076,250	12,076,105
		14,608,123
Total Short-Term Investments
(cost $58,037,390)		58,039,546

Total Value of Securities – 102.01%
(cost $1,498,263,229)	$1,503,439,002
Liabilities Net of Receivables and Other Assets – (2.01%)	(29,574,508)
Net Assets – 100.00%	$1,473,864,494
____________________

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Sept. 30, 2014, the aggregate value of Rule 144A securities was $325,049,221, which represents 22.05% of the Series’ net assets.

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

NQ-VIP- 862 [9/14] 11/14 (13542)	Limited-Term Diversified Income Series-9

Delaware VIP® Limited-Term Diversified Income Series
Schedule of investments (continued)

=

Security is being fair valued in accordance with the Series’ fair valuation policy. At Sept. 30, 2014, the aggregate value of fair valued securities was $7,486,668, which represents 0.51% of the Series’ net assets. See Note 1 in “Notes.”

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of Sept. 30, 2014. Interest rates reset periodically.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Sept. 30, 2014.

The following futures contracts were outstanding at Sept. 30, 2014:

Futures Contract

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
191	U.S. Treasury 10 yr Notes	$23,959,102	$23,806,359	12/22/14	$(152,743)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional value presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

NQ-VIP- 862 [9/14] 11/14 (13542)	Limited-Term Diversified Income Series-10

Delaware VIP® Trust — Delaware VIP Limited-Term Diversified Income Series
Notes
September 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust–Delaware VIP Limited-Term Diversified Income Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker/dealer-supplied prices. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Example: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Example: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Example: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2014:

	Level 1	Level 2	Level 3	Total
Agency, asset-backed & mortgage-backed securities[1]	$—	$582,950,217	$7,486,668	$590,436,885
Corporate debt	—	846,760,053	—	846,760,053
Municipal bond	—	8,202,518	—	8,202,518
Short-term investments	—	58,039,546	—	58,039,546
Total	$—	$1,495,952,334	$7,486,668	$1,503,439,002
Futures Contracts	$(152,743)	$—	$—	$(152,743)
____________________

1Security type is valued across multiple levels. The amounts attributed to Level 2 investments and Level 3 investments represent 98.73% and 1.27%, respectively, of the total market value of this security type. Level 2 investments represent investments with observable inputs or matrix-priced investments while Level 3 investments represent invesments without observable inputs.

During the period ended Sept. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Series’ net assets at the end of the period.

NQ-VIP- 862 [9/14] 11/14 (13542)	Limited-Term Diversified Income Series-11

(Unaudited)

3. Subsequent Events

Management has determined no material events or transactions occurred subsequent to September 30, 2014 that would require recognition or disclosure in the Series’ schedule of investments.

NQ-VIP- 862 [9/14] 11/14 (13542)	Limited-Term Diversified Income Series-12

Delaware VIP® Trust — Delaware VIP REIT Series
Schedule of investments
September 30, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 97.86%
Diversified REITs – 3.72%
Vornado Realty Trust	102,068	$10,202,717
Washington Real Estate Investment
Trust	248,775	6,313,909
		16,516,626
Healthcare REITs – 9.38%
Health Care REIT	341,675	21,310,270
Healthcare Realty Trust	187,137	4,431,404
Healthcare Trust of America Class A	462,581	5,365,940
Sabra Health Care REIT	36,959	898,843
Ventas	156,074	9,668,784
		41,675,241
Hotel REITs – 10.51%
DiamondRock Hospitality	411,125	5,213,065
Host Hotels & Resorts	983,293	20,973,640
Pebblebrook Hotel Trust	152,311	5,687,293
RLJ Lodging Trust	242,301	6,898,309
Starwood Hotels & Resorts Worldwide	34,325	2,856,183
Strategic Hotels & Resorts †	437,190	5,093,263
		46,721,753
Industrial REITs – 5.15%
DCT Industrial Trust	477,750	3,587,903
First Industrial Realty Trust	91,129	1,540,991
Prologis	471,127	17,761,488
		22,890,382
Mall REITs – 15.21%
CBL & Associates Properties	121,650	2,177,535
General Growth Properties	575,546	13,554,108
Simon Property Group	268,303	44,114,379
Taubman Centers	106,075	7,743,475
		67,589,497
Manufactured Housing REIT – 0.65%
Equity Lifestyle Properties	68,228	2,890,138
		2,890,138
Multifamily REITs – 18.41%
American Campus Communities	158,500	5,777,325
Apartment Investment & Management	205,875	6,550,943
AvalonBay Communities	129,739	18,289,307
Camden Property Trust	100,821	6,909,263
Equity Residential	289,450	17,824,331
Essex Property Trust	70,020	12,516,075
Post Properties	78,200	4,014,788
UDR	363,450	9,904,013
		81,786,045
Office REITs – 12.53%
Boston Properties	182,390	21,113,466
Brandywine Realty Trust	155,796	2,192,050
Equity Commonwealth	147,825	3,800,581
Gramercy Property Trust	581,550	3,349,728
Highwoods Properties	238,999	9,297,061
Kilroy Realty	120,925	7,187,782
SL Green Realty	86,138	8,727,502
		55,668,170
Office/Industrial REITs – 4.96%
CyrusOne	81,900	1,968,876
Duke Realty	592,300	10,175,714
Liberty Property Trust	161,825	5,382,299
PS Business Parks	59,490	4,529,569
		22,056,458
Self-Storage REITs – 4.05%
Extra Space Storage	58,136	2,998,074
Public Storage	90,311	14,977,176
		17,975,250
Shopping Centers REITs – 8.64%
DDR	722,082	12,080,432
Kimco Realty	358,790	7,861,089
Kite Realty Group Trust	159,225	3,859,614
Ramco-Gershenson Properties Trust	337,075	5,477,469
Regency Centers	169,564	9,127,630
		38,406,234
Single Tenant REITs – 3.34%
American Realty Capital Properties	769,500	9,280,170
Spirit Realty Capital	505,025	5,540,124
		14,820,294
Specialty REITs – 1.31%
American Residential Properties †	153,786	2,820,435
EPR Properties	59,502	3,015,561
		5,835,996
Total Common Stock
(cost $408,045,749)		434,832,084

	Principal
	amount°
Short-Term Investments – 1.72%
Discount Notes – 1.43% ≠
Federal Home Loan Bank
0.025% 11/13/14	433,718	433,717
0.035% 11/19/14	3,767,961	3,767,946
0.077% 11/14/14	2,132,252	2,132,243
		6,333,906
U.S. Treasury Obligation – 0.29% ≠
U.S. Treasury Bill 0.005% 12/26/14	1,303,650	1,303,619
		1,303,619
Total Short-Term Investments
(cost $7,637,062)		7,637,525

NQ-VIP- 880 [9/14] 11/14 (13548)	REIT Series-1

Delaware VIP® REIT Series
Schedule of investments (continued)

Total Value of Securities – 99.58%
(cost $415,682,811)	$442,469,609
Receivables and Other Assets Net of Liabilities – 0.42%	1,882,793
Net Assets – 100.00%	$444,352,402
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

REIT – Real Estate Investment Trust

NQ-VIP- 880 [9/14] 11/14 (13548)	REIT Series-2

Delaware VIP® Trust — Delaware VIP REIT Series
Notes
September 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust-Delaware VIP REIT Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2014:

	Level 1	Level 2	Total
Common Stock	$434,832,084	$—	$434,832,084
Short-Term Investments	—	7,637,525	7,637,525
Total	$434,832,084	$7,637,525	$442,469,609

During the period ended Sept. 30, 2014 , there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2014, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2014 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 880 [9/14] 11/14 (13548)	REIT Series-3

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Schedule of investments
September 30, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 98.78%
Basic Industry – 9.95%
Albemarle	171,200	$10,083,680
Berry Plastics Group †	502,300	12,678,052
Chemtura †	757,900	17,681,807
Cytec Industries	306,200	14,480,198
Fuller (H.B.)	366,000	14,530,200
Glatfelter	404,700	8,883,165
Kaiser Aluminum	191,800	14,618,996
Olin	266,900	6,739,225
Ryerson Holding †	337,000	4,313,600
		104,008,923
Business Services – 0.98%
Brink’s	187,600	4,509,904
United Stationers	153,800	5,778,266
		10,288,170
Capital Spending – 10.89%
Actuant Class A	256,600	7,831,432
Altra Holdings	333,170	9,715,237
CIRCOR International	78,200	5,265,206
EnPro Industries †	115,100	6,967,003
H&E Equipment Services	402,700	16,220,756
ITT	487,900	21,926,226
MasTec †	488,700	14,963,994
Primoris Services	336,400	9,028,976
Regal-Beloit	141,100	9,065,675
Thermon Group Holdings †	310,700	7,587,294
United Rentals †	47,000	5,221,700
		113,793,499
Consumer Cyclical – 3.63%
Barnes Group	253,900	7,705,865
Dana Holdings	415,600	7,967,052
Knoll	274,800	4,756,788
Meritage Homes †	316,600	11,239,300
Standard Motor Products	182,101	6,269,737
		37,938,742
Consumer Services – 8.70%
Asbury Automotive Group †	107,200	6,905,824
Brinker International	122,700	6,231,933
Cato Class A	225,054	7,755,361
Cheesecake Factory	216,200	9,837,100
Cinemark Holdings	155,313	5,286,855
Finish Line Class A	220,000	5,506,600
Genesco †	96,200	7,190,950
Guess	119,700	2,629,809
Hanesbrands	84,400	9,067,936
Madden (Steven) †	222,600	7,174,398
Meredith	152,550	6,529,140
Pier 1 Imports	351,400	4,178,146
Stage Stores	245,225	4,195,800
Texas Roadhouse	304,000	8,463,360
		90,953,212
Consumer Staples – 1.32%
Core-Mark Holding Class A	35,632	1,889,921
J&J Snack Foods	58,500	5,473,260
Pinnacle Foods	197,200	6,438,580
		13,801,761
Energy – 7.97%
Helix Energy Solutions Group †	731,600	16,139,096
Jones Energy Class A †	203,100	3,814,218
Parsley Energy Class A †	9,350	199,435
Patterson-UTI Energy	520,400	16,928,612
Southwest Gas	229,700	11,158,826
Stone Energy †	467,437	14,658,824
Whiting Petroleum †	263,100	20,403,405
		83,302,416
Financial Services – 22.83%
Bank of Hawaii	255,800	14,531,998
Boston Private Financial Holdings	652,500	8,084,475
Community Bank System	363,800	12,220,042
CVB Financial	272,600	3,911,810
East West Bancorp	731,536	24,872,224
First Financial Bancorp	530,900	8,404,147
First Midwest Bancorp	468,500	7,538,165
Hancock Holding	476,700	15,278,235
Independent Bank	297,800	10,637,416
Infinity Property & Casualty	155,700	9,966,357
Main Street Capital	237,200	7,267,808
NBT Bancorp	442,400	9,962,848
Platinum Underwriters Holdings	261,100	15,893,157
ProAssurance	231,200	10,188,984
S&T Bancorp	248,642	5,833,141
Selective Insurance Group	520,500	11,523,870
StanCorp Financial Group	94,500	5,970,510
Stifel Financial †	182,100	8,538,669
Susquehanna Bancshares	796,900	7,969,000
Validus Holdings	220,321	8,623,364
Valley National Bancorp	818,000	7,926,420
Webster Financial	482,900	14,071,706
WesBanco	310,800	9,507,372
		238,721,718
Healthcare – 6.58%
Cooper	67,100	10,450,825
Haemonetics †	153,900	5,374,188
Owens & Minor	270,350	8,851,259
Service International	567,000	11,986,380
STERIS	244,900	13,214,804
Teleflex	77,100	8,098,584
VCA Antech †	275,300	10,827,549
		68,803,589
Real Estate – 6.54%
Alexander & Baldwin	222,271	7,995,088
Brandywine Realty Trust	661,633	9,309,176
Education Realty Trust	480,300	4,937,484

NQ-VIP- 884 [9/14] 11/14 (13541)	Small Cap Value Series-1

Delaware VIP® Small Cap Value Series
Schedule of investments (continued)

	Number of	Value
	shares	(U.S. $)
Common Stock (continued)
Real Estate (continued)
Healthcare Realty Trust	303,000	$7,175,040
Highwoods Properties	262,000	10,191,800
Lexington Realty Trust	928,400	9,089,036
Ramco-Gershenson Properties Trust	371,700	6,040,125
Summit Hotel Properties	526,900	5,679,982
Washington Real Estate Investment
Trust	311,300	7,900,794
		68,318,525
Technology – 14.09%
Black Box	157,602	3,675,279
Brocade Communications Systems	1,064,000	11,565,680
Cirrus Logic †	273,600	5,704,560
CommScope Holding †	426,200	10,190,442
Compuware	113,586	1,205,147
Electronics for Imaging †	216,710	9,572,081
NetScout Systems †	248,500	11,381,300
ON Semiconductor †	1,325,200	11,847,288
Premiere Global Services †	409,050	4,896,329
PTC †	342,900	12,653,010
RF Micro Devices †	987,400	11,394,596
Synopsys †	442,700	17,572,977
Tech Data †	186,400	10,971,504
Teradyne	596,600	11,568,074
Vishay Intertechnology	919,900	13,145,371
		147,343,638
Transportation – 3.00%
Kirby †	69,100	8,143,435
Matson	221,300	5,539,139
Saia †	165,950	8,224,482
Werner Enterprises	376,800	9,495,360
		31,402,416
Utilities – 2.30%
Black Hills	159,000	7,612,920
El Paso Electric	209,100	7,642,605
NorthWestern	192,600	8,736,336
		23,991,861
Total Common Stock
(cost $719,802,559)		1,032,668,470

Short-Term Investments – 1.05%
Discount Notes – 0.25% ≠
Federal Home Loan Bank
0.025% 11/13/14	155,873	155,873
0.063% 11/19/14	2,078,148	2,078,139
0.077% 11/14/14	376,778	376,776
		2,610,788
Repurchase Agreements – 0.77%
Bank of America Merrill Lynch
0.00%, dated 9/30/14, to be
repurchased on 10/1/14, repurchase
price $3,497,155 (collateralized by
U.S. government obligations
1.375%-2.375%;
1/15/17-1/15/20 market value
$3,567,100)	3,497,155	3,497,155
Bank of Montreal
0.00%, dated 9/30/14, to be
repurchased on 10/1/14, repurchase
price $1,165,718 (collateralized by
U.S. government obligations
0.375%-3.125%;
1/31/16-8/15/44 market value
$1,189,033)	1,165,718	1,165,718
BNP Paribas
0.00%, dated 9/30/14, to be
repurchased on 10/1/14, repurchase
price $3,393,126 (collateralized by
U.S. government obligations
0.125%-0.25%;
5/15/16-7/15/24 market value
$3,460,989)	3,393,127	3,393,127
		8,056,000
U.S. Treasury Obligations – 0.03% ≠
U.S. Treasury Bills
0.005% 12/26/14	277,213	277,206
0.093% 11/13/14	48,276	48,276
		325,482
Total Short-Term Investments
(cost $10,992,061)		10,992,270

NQ-VIP- 884 [9/14] 11/14 (13541)	Small Cap Value Series-2

Delaware VIP® Small Cap Value Series
Schedule of investments (continued)

Total Value of Securities – 99.83%
(cost $730,794,620)	$1,043,660,740
Receivables and Other Assets Net of Liabilities – 0.17%	1,827,805
Net Assets – 100.00%	$1,045,488,545
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

NQ-VIP- 884 [9/14] 11/14 (13541)	Small Cap Value Series-3

Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Notes
September 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust –Delaware VIP Small Cap Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)
Level 3 –	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2014:

	Level 1	Level 2	Total
Common Stock	$1,032,668,470	$—	$1,032,668,470
Short-Term Investments	—	10,992,270	10,992,270
Total	$1,032,668,470	$10,992,270	$1,043,660,740

During the period ended Sept. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2014, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2014 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 884 [9/14] 11/14 (13541)	Small Cap Value Series-4

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Schedule of investments
September 30, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 100.17% ²
Consumer Discretionary – 24.13%
Discovery Communications Class A †	107,250	$4,054,050
Discovery Communications Class C †	354,948	13,232,461
eBay †	441,675	25,012,055
L Brands	278,325	18,642,209
Liberty Interactive Class A †	694,016	19,793,336
NIKE Class B	139,675	12,459,010
Priceline Group †	16,650	19,290,357
Sally Beauty Holdings †	251,275	6,877,397
		119,360,875
Consumer Staples – 4.15%
Walgreen	346,025	20,508,902
		20,508,902
Energy – 9.39%
EOG Resources	220,550	21,838,861
Kinder Morgan	236,350	9,061,659
Williams	281,475	15,579,641
		46,480,161
Financial Services – 16.98%
Crown Castle International	281,425	22,663,155
IntercontinentalExchange	69,175	13,492,584
MasterCard Class A	310,425	22,946,616
Visa Class A	116,725	24,905,613
		84,007,968
Healthcare – 16.50%
Allergan	150,700	26,853,233
Celgene †	325,350	30,836,673
Novo Nordisk ADR	307,525	14,644,341
Perrigo	61,950	9,304,271
		81,638,518
Materials & Processing – 1.26%
Syngenta ADR	98,269	6,227,306
		6,227,306
Technology – 27.76%
Adobe Systems †	210,825	14,586,982
Baidu ADR †	53,675	11,713,495
Equinix †	75,950	16,137,856
Google Class A †	19,400	11,415,154
Google Class C †	19,575	11,301,822
Intuit	176,925	15,507,476
Microsoft	609,500	28,256,420
QUALCOMM	312,475	23,363,756
Yelp †	74,300	5,070,975
		137,353,936
Total Common Stock
(cost $328,329,537)		495,577,666

Short-Term Investments – 0.68%
Discount Notes – 0.27% ≠
Federal Home Loan Bank
0.025% 11/13/14	151,967	151,966
0.052% 11/19/14	1,046,952	1,046,948
0.077% 11/14/14	161,945	161,945
		1,360,859
Repurchase Agreements – 0.27%
Bank of America Merrill Lynch
0.00%, dated 9/30/14, to be
repurchased on 10/1/14, repurchase
price $571,283 (collateralized by U.S.
government obligations
1.375%-2.375%;
1/15/17-1/15/20 market value
$582,709)	571,283	571,283
Bank of Montreal
0.00%, dated 9/30/14, to be
repurchased on 10/1/14, repurchase
price $190,428 (collateralized by U.S.
government obligations
0.375%-3.125%;
1/31/16-8/15/44 market value
$194,236)	190,428	190,428
BNP Paribas
0.00%, dated 9/30/14, to be
repurchased on 10/1/14, repurchase
price $554,289 (collateralized by U.S.
government obligations
0.125%-0.25%;
5/15/16-7/15/24 market value
$565,375)	554,289	554,289
		1,316,000
U.S. Treasury Obligation – 0.14%
U.S. Treasury Bill 0.005% 12/26/14	680,895	680,879
		680,879
Total Short-Term Investments
(cost $3,357,658)		3,357,738

NQ-VIP- 888 [9/14] 11/14 (13540)	U.S. Growth Series-1

Delaware VIP® U.S. Growth Series
Schedule of investments (continued)
(Unaudited)

Total Value of Securities – 100.85%
(cost $331,687,195)	$498,935,404
Liabilities Net of Receivables and Other Assets – (0.85%)	(4,222,897)
Net Assets – 100.00%	$494,712,507
____________________

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.

ADR – American Depositary Receipt

NQ-VIP- 888 [9/14] 11/14 (13540)	U.S. Growth Series-2

Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Notes
September 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP® Trust – Delaware VIP U.S. Growth Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2	–

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	Significant unobservable inputs, including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2014:

	Level 1	Level 2	Total
Common Stock	$495,577,666	$—	$495,577,666
Short-Term Investments	—	3,357,738	3,357,738
Total	$495,577,666	$3,357,738	$498,935,404

During the period ended Sept. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2014, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2014 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 888 [9/14] 11/14 (13540)	U.S. Growth Series-3

Delaware VIP® Trust — Delaware VIP Value Series
Schedule of investments
September 30, 2014 (Unaudited)

	Number of	Value
	shares	(U.S. $)
Common Stock – 95.85%
Consumer Discretionary – 6.17%
Johnson Controls	544,700	$23,966,800
Lowe’s	502,300	26,581,716
		50,548,516
Consumer Staples – 11.67%
Archer-Daniels-Midland	488,000	24,936,800
CVS Health	306,300	24,378,417
Kraft Foods Group	387,833	21,873,781
Mondelez International Class A	712,600	24,417,239
		95,606,237
Energy – 14.25%
Chevron	192,100	22,921,372
ConocoPhillips	305,300	23,361,556
Halliburton	369,900	23,862,249
Marathon Oil	593,100	22,294,629
Occidental Petroleum	252,700	24,297,105
		116,736,911
Financials – 12.13%
Allstate	399,300	24,505,041
Bank of New York Mellon	675,500	26,162,115
BB&T	654,900	24,368,829
Marsh & McLennan	464,200	24,296,228
		99,332,213
Healthcare – 17.32%
Baxter International	292,400	20,985,548
Cardinal Health	307,800	23,060,376
Johnson & Johnson	232,100	24,739,539
Merck	412,800	24,470,784
Pfizer	843,041	24,928,722
Quest Diagnostics	391,200	23,738,016
		141,922,985
Industrials – 8.81%
Northrop Grumman	182,400	24,033,024
Raytheon	228,200	23,189,684
Waste Management	525,700	24,986,521
		72,209,229
Information Technology – 13.54%
Broadcom Class A	710,500	28,718,410
Cisco Systems	1,005,800	25,315,986
Intel Class A	799,000	27,821,180
Xerox	2,197,600	29,074,248
		110,929,824
Materials – 2.99%
duPont (E.I.) deNemours	341,400	24,498,864
		24,498,864
Telecommunications – 6.11%
AT&T	708,724	24,975,434
Verizon Communications	502,400	25,114,976
		50,090,410
Utilities – 2.86%
Edison International	418,800	23,419,296
		23,419,296
Total Common Stock
(cost $482,930,954)		785,294,485

	Principal
	amount°
Short-Term Investments – 3.99%
Discount Notes – 2.30% ≠
Federal Home Loan Bank
0.025% 11/13/14	2,416,995	2,416,985
0.035% 11/19/14	11,251,141	11,251,096
0.077% 11/14/14	5,184,671	5,184,650
		18,852,731
Repurchase Agreements – 0.56%
Bank of America Merrill Lynch
0.00%, dated 9/30/14, to be
repurchased on 10/1/14, repurchase
price $2,007,739 (collateralized by
U.S. government obligations
1.375%-2.375%;
1/15/17-1/15/20 market value
$2,047,894)	2,007,739	2,007,739
Bank of Montreal
0.00%, dated 9/30/14, to be
repurchased on 10/1/14, repurchase
price $669,246 (collateralized by U.S.
government obligations
0.375%-3.125%;
1/31/16-8/15/44 market value
$682,632)	669,246	669,246
BNP Paribas
0.00%, dated 9/30/14, to be
repurchased on 10/1/14, repurchase
price $1,948,015 (collateralized by
U.S. government obligations
0.125%-0.25%;
5/15/16-7/15/24 market value
$1,986,976)	1,948,015	1,948,015
		4,625,000

NQ-VIP- 872 [9/14] 11/14 (13545)	Value Series-1

Delaware VIP® Value Series
Schedule of investments (continued)

	Principal	Value
	amount°	(U.S. $)
Short-Term Investments (continued)
U.S. Treasury Obligations – 1.13% ≠
U.S. Treasury Bills
0.005% 12/26/14	8,851,936	$8,851,724
0.093% 11/13/14	389,277	389,272
		9,240,996
Total Short-Term Investments
(cost $32,717,689)		32,718,727

Total Value of Securities – 99.84%
(cost $515,648,643)		$818,013,212
Receivables and Other Assets Net of Liabilities – 0.16%		1,287,041
Net Assets – 100.00%		$819,300,253
____________________

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

NQ-VIP- 872 [9/14] 11/14 (13545)	Value Series-2

Delaware VIP® Trust — Delaware VIP Value Series
Notes
September 30, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware VIP Trust - Delaware VIP Value Series (Series). This report covers the period of time since the Series’ last fiscal year end.

Security Valuation— Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)
Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs including the Series’ own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Series may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Series’ investments by fair value hierarchy levels as of Sept. 30, 2014:

	Level 1	Level 2	Total
Common Stock	$785,294,485	$—	$785,294,485
Short-Term Investments	—	32,718,727	32,718,727
Total	$785,294,485	$32,718,727	$818,013,212

During the period ended Sept. 30, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Series. The Series’ policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Series has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Sept. 30, 2014, there were no Level 3 investments.

NQ-VIP- 872 [9/14] 11/14 (13545)	Value Series-3

(Unaudited)

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Sept. 30, 2014 that would require recognition or disclosure in the Series’ “Schedule of investments.”

NQ-VIP- 872 [9/14] 11/14 (13545)	Value Series-4

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: